Quarterly Holdings Report
for
Fidelity® Total Bond K6 Fund
November 30, 2024
TBDK6-NPRT1-0125
1.9884013.107
Asset-Backed Securities - 7.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.7%
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 6.1174% 4/19/2037 (b)(c)(d)	4,549,000	4,578,860
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 6.4761% 10/20/2037 (b)(c)(d)	3,992,000	4,009,309
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.55%, 6.1763% 4/23/2037 (b)(c)(d)	7,100,000	7,151,489
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.9924% 7/18/2037 (b)(c)(d)	5,608,000	5,632,944
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.4919% 10/25/2037 (b)(c)(d)	175,000	176,101
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 6.8292% 7/20/2037 (b)(c)(d)	2,253,000	2,265,716
Midocean Credit Clo Xv Ltd Series 2024-15A Class E, CME Term SOFR 3 month Index + 6.25%, 10.8674% 7/21/2037 (b)(c)(d)	250,000	251,379
Peebles Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.5%, 6.1174% 4/21/2037 (b)(c)(d)	18,000,000	18,118,729
TOTAL BAILIWICK OF JERSEY		42,184,527
BERMUDA - 0.2%
RRAM Series 2023-24A Class A1AR, CME Term SOFR 3 month Index + 1.73%, 6.3859% 1/15/2036 (b)(c)(d)	7,000,000	7,000,000
RRAM Series 2024-24A Class A1A2, CME Term SOFR 3 month Index + 1.31%, 0% 1/15/2037 (b)(c)(d)	7,000,000	7,000,000
TOTAL BERMUDA		14,000,000
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	515,119	522,238
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (d)	1,198,091	1,209,761
TOTAL CANADA		1,731,999
GRAND CAYMAN (UK OVERSEAS TER) - 3.3%
Agl Clo 5 Ltd Series 2024-5A Class ERR, CME Term SOFR 3 month Index + 6.0884%, 10.9674% 7/20/2034 (b)(c)(d)	100,000	100,131
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 6.0416% 7/22/2037 (b)(c)(d)	1,558,000	1,563,275
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.9875% 7/17/2037 (b)(c)(d)	3,208,000	3,215,693
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.869% 4/20/2034 (b)(c)(d)	2,222,000	2,224,313
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 6.1473% 4/16/2037 (b)(c)(d)	2,803,000	2,820,449
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 6.019% 7/20/2034 (b)(c)(d)	992,000	993,648
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 6.7236% 7/21/2037 (b)(c)(d)	4,615,000	4,632,071
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 11.0602% 1/20/2035 (b)(c)(d)	150,000	150,000
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.9259% 10/15/2032 (b)(c)(d)	3,193,000	3,197,461
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.9175% 4/25/2034 (b)(c)(d)	657,000	657,953
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.7901% 10/22/2037 (b)(c)(d)	100,000	100,809
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 6.0259% 10/15/2037 (b)(c)(d)	923,000	927,255
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2022-58A Class AR, CME Term SOFR 3 month Index + 1.33%, 5.9859% 1/15/2035 (b)(c)(d)	1,808,000	1,810,679
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.9875% 4/15/2034 (b)(c)(d)	3,233,000	3,238,538
Babson CLO Ltd/Cayman Islands Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.0675% 10/15/2036 (b)(c)(d)	860,000	861,310
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.3674% 1/20/2037 (b)(c)(d)	2,868,000	2,887,109
Barings Clo Ltd Series 2024-4A Class AR, 6.4518% 10/20/2037 (c)(d)	2,246,000	2,255,312
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.9075% 4/25/2034 (b)(c)(d)	1,437,000	1,438,677
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 11.5729% 7/15/2039 (b)(c)(d)	250,000	252,003
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.9475% 1/17/2035 (b)(c)(d)	1,857,000	1,861,321
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 11.1559% 7/15/2037 (b)(c)(d)	250,000	251,441
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.3674% 10/20/2037 (b)(c)(d)	100,000	101,426
Bristol Park CLO LTD Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.2516%, 5.9075% 4/15/2029 (b)(c)(d)	133,605	133,724
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 6.0359% 7/25/2037 (b)(c)(d)	3,813,000	3,828,454
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	150,000	149,991
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2021-12A Class A1R, CME Term SOFR 3 month Index + 1.3916%, 6.0175% 10/25/2034 (b)(c)(d)	838,000	839,239
Cedar Fdg Xvii Clo Ltd Series 2023-17A Class A, CME Term SOFR 3 month Index + 1.85%, 6.4674% 7/20/2036 (b)(c)(d)	1,424,000	1,429,497
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.9069% 10/20/2037 (b)(c)(d)	11,690,000	11,690,000
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.929% 4/20/2034 (b)(c)(d)	1,199,000	1,200,247
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 6.049% 10/20/2034 (b)(c)(d)	4,015,000	4,019,633
Columbia Cent Clo 31 Ltd Series 2021-31A Class A1, CME Term SOFR 3 month Index + 1.4616%, 6.079% 4/20/2034 (b)(c)(d)	1,620,000	1,622,561
Dryden 86 Clo Ltd / Dryden 86 Clo LLC Series 2021-86A Class A1R, CME Term SOFR 3 month Index + 1.3616%, 6.0091% 7/17/2034 (b)(c)(d)	9,421,000	9,438,099
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.9174% 4/20/2035 (b)(c)(d)	2,199,000	2,204,388
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 6.1624% 4/18/2037 (b)(c)(d)	2,761,000	2,778,637
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 6.0359% 7/15/2037 (b)(c)(d)	3,032,000	3,044,374
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.9126% 2/20/2035 (b)(c)(d)	1,503,000	1,505,448
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 6.1775% 4/17/2037 (b)(c)(d)	3,479,000	3,496,291
Eaton Vance CLO Ltd Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 6.1675% 1/15/2034 (b)(c)(d)	4,175,000	4,182,294
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 6.0459% 10/15/2037 (b)(c)(d)	3,618,000	3,633,286
Eaton Vance CLO Ltd Series 2024-1A Class D2, CME Term SOFR 3 month Index + 4.5%, 9.1559% 10/15/2037 (b)(c)(d)	200,000	201,418
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 6.0359% 10/15/2037 (b)(c)(d)	2,414,000	2,426,031
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.901% 5/20/2036 (b)(c)(d)	4,613,000	4,627,517
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.9774% 10/19/2037 (b)(c)(d)	2,487,000	2,499,408
Flatiron Clo Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.827% 11/16/2034 (b)(c)(d)	798,000	800,133
Flatiron Rr Clo 27 Ltd Series 2024-3A Class A2, CME Term SOFR 3 month Index + 1.5%, 6.0527% 10/18/2037 (b)(c)(d)	1,680,000	1,682,911
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	1,166,210	1,107,899
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.0232% 10/22/2034 (b)(c)(d)	960,000	961,807
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 6.2059% 4/15/2037 (b)(c)(d)	2,354,000	2,364,153
Kkr Clo 41 Ltd Series 2022-41A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.9773% 4/15/2035 (b)(c)(d)	2,253,000	2,256,168
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 6.2316% 1/22/2037 (b)(c)(d)	7,328,000	7,379,179
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 6.019% 4/19/2034 (b)(c)(d)	1,690,000	1,692,525
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.9932% 1/22/2035 (b)(c)(d)	1,540,000	1,541,076
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 6.1359% 4/25/2037 (b)(c)(d)	2,929,000	2,950,235
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2021-45A Class AR, CME Term SOFR 3 month Index + 1.3816%, 6.0375% 7/15/2034 (b)(c)(d)	1,325,000	1,328,366
MAGNE AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 6.019% 10/20/2034 (b)(c)(d)	305,000	305,495
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 month Index + 1.8%, 6.4316% 4/22/2036 (b)(c)(d)	881,000	884,992
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.1433% 10/25/2037 (b)(c)(d)	1,565,000	1,573,196
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 0% 1/25/2038 (b)(c)(d)(e)	2,342,000	2,342,000
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.899% 4/20/2034 (b)(c)(d)	1,158,000	1,160,797
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 6.0175% 1/25/2035 (b)(c)(d)	1,132,000	1,132,034
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.5917% 7/15/2037 (b)(c)(d)	2,024,000	2,032,165
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.949% 10/20/2030 (b)(c)(d)	714,771	716,318
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 6.0324% 7/18/2038 (b)(c)(d)	2,803,000	2,818,501
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.9674% 7/20/2037 (b)(c)(d)	5,028,000	5,042,274
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 11.2908% 7/20/2037 (b)(c)(d)	200,000	202,686
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 1.29% 1/22/2038 (b)(c)(d)	4,267,000	4,267,000
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.9218% 10/20/2037 (b)(c)(d)	3,402,000	3,402,558
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.1174% 4/20/2037 (b)(c)(d)	3,375,000	3,397,191
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 6.2674% 4/20/2037 (b)(c)(d)	250,000	250,850
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 0% 1/18/2038 (b)(c)(d)(e)	1,569,000	1,569,000
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 10.2529% 10/20/2037 (b)(c)(d)	100,000	101,299
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 10.9939% 7/20/2037 (b)(c)(d)	500,000	510,924
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)(e)	2,437,000	2,437,000
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 6.2% 1/15/2033 (b)(c)(d)(e)	250,000	250,000
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.009% 10/20/2034 (b)(c)(d)	1,254,000	1,256,225
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	683,237	632,698
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.999% 4/20/2034 (b)(c)(d)	1,717,000	1,721,861
RR 28 LTD / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 month Index + 1.55%, 6.2059% 4/15/2037 (b)(c)(d)	17,800,000	17,914,418
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.5928% 10/15/2039 (b)(c)(d)	125,000	126,657
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/15/2039 (b)(c)(d)	2,003,000	2,003,000
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.9959% 1/15/2037 (b)(c)(d)	1,862,000	1,864,478
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.9463% 4/23/2035 (b)(c)(d)	1,936,000	1,939,661
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 6.1759% 4/15/2037 (b)(c)(d)	2,102,000	2,119,764
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.959% 4/20/2033 (b)(c)(d)	1,704,993	1,707,393
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (c)(d)	482,205	463,688
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	884,614	840,383
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.4174% 1/20/2037 (b)(c)(d)	2,007,000	2,024,786
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 6.1759% 4/15/2037 (b)(c)(d)	2,051,000	2,061,743
Voya CLO Ltd/Voya CLO LLC Series 2021-2A Class A1R, CME Term SOFR 3 month Index + 1.4216%, 6.039% 7/19/2034 (b)(c)(d)	432,000	432,813
Voya CLO Ltd/Voya CLO LLC Series 2021-3A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.029% 10/20/2034 (b)(c)(d)	4,736,000	4,749,588
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		200,811,299
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (d)	2,104,000	2,112,837
MULTI-NATIONAL - 0.1%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.5%, 6.1174% 7/20/2035 (b)(c)(d)	1,188,000	1,189,315
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.8235% 7/27/2037 (b)(c)(d)	2,845,000	2,858,409
TOTAL MULTI-NATIONAL		4,047,724
UNITED STATES - 3.0%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	2,111,756	2,147,472
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	2,005,535	2,039,454
AASET Trust Series 2018-1A Class A, 3.844% 1/16/2038 (d)	244,315	185,067
AASET Trust Series 2019-1 Class A, 3.844% 5/15/2039 (d)	39,839	38,643
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	642,137	616,475
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (d)	220,258	132,195
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	5,329,224	4,950,766
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	1,769,242	1,617,149
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (d)	1,269,429	1,261,265
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)	600,000	603,985
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (d)	512,549	514,269
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.9816% 7/20/2037 (b)(c)(d)	3,344,966	3,361,159
Aimco Clo 19 Ltd Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/20/2037 (b)(c)(d)	1,293,000	1,293,105
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	1,530,000	1,541,035
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	220,141	211,338
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (d)	89,284	75,879
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (d)	797,000	802,982
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.0475% 1/15/2035 (b)(c)(d)	1,299,000	1,300,517
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	1,637,404	1,494,033
Bofa Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (d)	638,000	646,638
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	1,036,000	1,055,885
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	593,000	596,268
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	471,000	476,821
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	124,626	117,462
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	615,940	566,685
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	488,890	347,122
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	158,396	151,588
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.9374% 4/20/2035 (b)(c)(d)	1,721,000	1,721,774
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (d)	329,289	324,575
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (d)	900,000	909,344
Cldcd Series 2024-2A Class A2, 5.923% 11/22/2049 (d)	100,000	101,190
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 10.1997% 10/15/2036 (b)(c)(d)	150,000	151,694
CyrusOne Data Centers Issuer I LLC Series 2024-2A Class A2, 4.5% 5/20/2049 (d)	264,000	253,824
CyrusOne Data Centers Issuer I LLC Series 2024-3A Class A2, 4.65% 5/20/2049 (d)	360,000	339,797
Daimler Trucks Retail Trust Series 2023-1 Class A2, 6.03% 9/15/2025	492,492	493,054
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	3,039,950	2,949,741
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (d)	6,135,063	5,922,467
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (d)	9,219,850	7,908,306
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (d)	1,578,190	1,490,489
DB Master Finance LLC Series 2021-1A Class A2II, 2.493% 11/20/2051 (d)	5,486,320	4,987,119
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (d)	282,665	283,781
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (d)	421,000	427,480
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)	700,000	700,969
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (d)	1,500,000	1,504,983
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (d)	2,880,400	2,819,864
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (d)	2,321,280	2,170,049
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (d)	5,699,823	5,198,635
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (d)	13,225,028	11,658,585
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 6.1659% 7/15/2037 (b)(c)(d)	2,790,000	2,806,478
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (d)	1,401,255	1,425,991
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (d)	900,000	907,420
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	1,561,000	1,574,461
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (d)	1,066,000	1,086,437
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 0% 1/15/2038 (b)(c)(d)(e)	4,364,000	4,364,000
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (d)	3,045,000	3,058,710
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	869,000	877,570
Gm Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	419,000	421,048
Gmf Floorplan Owner Revolving Tr Series 2024-4A Class A1, 4.73% 11/15/2029 (d)	3,040,000	3,051,137
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 10.3174% 7/20/2037 (b)(c)(d)	250,000	254,859
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.9013% 10/20/2037 (b)(c)(d)	4,039,000	4,039,679
Honda Auto Receivables 2023-3 Owner Tr Series 2023-3 Class A3, 5.41% 2/18/2028	500,000	505,101
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	289,102	277,538
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (d)	700,000	707,087
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (d)	2,400,000	2,428,163
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	1,629,000	1,641,944
Marlette Funding Trust Series 2023-3A Class A, 6.49% 9/15/2033 (d)	4,303	4,305
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	1,700,000	1,691,929
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (d)	656,104	665,140
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	1,600,000	1,613,862
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	623,749	629,531
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	922,020	854,772
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	1,270,425	1,219,749
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	978,900	903,528
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 6.3045% 7/25/2054 (b)(c)(d)	1,102,935	1,102,500
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/2053 (d)	504,818	492,869
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2023-1A Class B, 5.75% 9/15/2048 (d)	250,000	239,875
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class A2, 4.992% 9/15/2049 (d)	47,000	45,655
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (d)	105,000	103,324
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	765,412	719,495
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (d)	184,322	147,570
SBA Tower Trust Series 2019, 2.836% 1/15/2050 (d)	1,211,000	1,207,462
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	498,000	480,683
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	381,000	348,536
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (d)	1,600,000	1,619,896
SFS Auto Receivables Securitization Trust Series 2023-1A Class A2A, 5.89% 3/22/2027 (d)	201,943	202,455
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	8,453,000	8,728,967
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	9,130,000	9,275,270
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	5,805,000	5,895,005
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	4,419,000	4,368,307
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	4,608,000	4,532,238
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	2,179,000	2,153,023
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (d)	750,000	776,098
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (d)	1,000,000	1,003,684
Tesla Auto Lease Trust Series 2023-B Class A2, 6.02% 9/22/2025 (d)	523,953	524,650
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (d)	1,200,000	1,208,155
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (d)	455,610	456,430
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (d)	7,100,000	6,795,477
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (d)	747,314	747,739
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (d)	1,100,000	1,100,660
Vantage Data Centers Issuer LLC Series 2024-1A Class A2, 5.1% 9/15/2054 (d)	185,000	181,498
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (d)	1,500,000	1,540,094
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (d)	483,000	505,750
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	550,000	555,373
Volkswagen Auto Lease Trust Series 2024-A Class A3, 5.21% 6/21/2027	1,010,000	1,020,876
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (d)	981,000	971,808
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (d)	1,548,660	1,577,074
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (d)	1,400,000	1,414,695
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (d)	3,132,000	3,139,484
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)	786,250	825,373
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	944,000	944,337
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	514,000	517,336
World Omni Automobile Lease Securitization Trst Series 2023-A Class A2A, 5.47% 11/17/2025	76,347	76,377
TOTAL UNITED STATES		185,019,514
TOTAL ASSET-BACKED SECURITIES (Cost $448,799,628)		449,907,900

Bank Loan Obligations - 0.3%
	Principal Amount (a)	Value ($)
NETHERLANDS - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.0051% 1/3/2028 (b)(c)(f)	170,000	170,460
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.8653% 8/27/2028 (b)(c)(f)	256,061	231,736
TOTAL NETHERLANDS		402,196
UNITED KINGDOM - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6871% 7/21/2030 (b)(c)(f)	471,753	469,196
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 10.3312% 2/7/2028 (b)(c)(f)	403,960	404,767
TOTAL UNITED KINGDOM		873,963
UNITED STATES - 0.3%
Communication Services - 0.0%
Media - 0.0%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 month Index + 8%, 14.7717% 5/25/2026 (b)(c)(f)	129,368	110,503
Sinclair Television Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.1871% 9/30/2026 (b)(c)(f)	635,000	615,556
		726,059
Consumer Discretionary - 0.2%
Diversified Consumer Services - 0.0%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.256% 3/4/2028 (b)(c)(f)	1,085,898	915,825
TKC Holdings Inc 1LN, term loan 13.5% 2/14/2027 (c)(f)	273,163	245,846
		1,161,671
Hotels, Restaurants & Leisure - 0.1%
Bulldog Purchaser Inc Tranche B 2LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.3537% 6/14/2032 (b)(c)(f)	50,000	49,812
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.8653% 6/1/2028 (b)(c)(f)	495,000	479,972
Restaurant Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8537% 4/1/2029 (b)(c)(f)	165,000	162,035
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 12/30/2026 (b)(c)(f)	1,158,620	1,111,696
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.347% 12/30/2026 (b)(c)(f)	90,000	87,075
		1,890,590
Household Durables - 0.1%
Mattress Firm Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.25%, 8.9235% 9/24/2028 (b)(c)(f)	139,626	139,551
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9226% 6/29/2028 (b)(c)(f)	525,000	495,096
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9371% 10/30/2027 (b)(c)(f)	470,000	445,523
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9226% 10/30/2027 (b)(c)(f)	195,000	185,168
		1,265,338
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4721% 6/6/2031 (b)(c)(f)	967,238	953,503
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.6886% 9/10/2029 (b)(c)(f)	264,338	251,340
		1,204,843
TOTAL CONSUMER DISCRETIONARY		5,522,442

Consumer Staples - 0.0%
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8%, 13.1657% 8/2/2028 (b)(c)(f)	30,000	29,419
Financials - 0.0%
Capital Markets - 0.0%
PEX Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 11/19/2031 (b)(c)(f)(g)	40,000	40,150
Insurance - 0.0%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.9371% 1/31/2028 (b)(c)(f)	165,000	161,759
TOTAL FINANCIALS		201,909

Health Care - 0.0%
Health Care Providers & Services - 0.0%
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.5726% 9/24/2031 (b)(c)(f)	195,000	192,911
Modivcare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3434% 7/1/2031 (b)(c)(f)	229,425	220,707
		413,618
Health Care Technology - 0.0%
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/27/2031 (b)(c)(f)(g)	475,000	475,509
TOTAL HEALTH CARE		889,127

Industrials - 0.1%
Aerospace & Defense - 0.0%
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/24/2031 (b)(c)(f)(g)	572,308	572,308
Signia Aerospace LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/24/2031 (b)(c)(f)(g)	47,692	47,692
		620,000
Commercial Services & Supplies - 0.1%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1037% 2/10/2031 (b)(c)(f)	560,000	551,835
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0711% 8/1/2030 (b)(c)(f)	1,279,912	1,272,310
		1,824,145
Professional Services - 0.0%
Corelogic Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1871% 6/2/2028 (b)(c)(f)	472,564	469,535
TOTAL INDUSTRIALS		2,913,680

Information Technology - 0.0%
IT Services - 0.0%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.9175% 2/10/2028 (b)(c)(f)	483,000	463,680
Software - 0.0%
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8867% 10/9/2031 (b)(c)(f)	190,000	190,010
Leia Finco US LLC 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.8867% 10/12/2032 (b)(c)(f)	120,000	118,449
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 6/2/2028 (b)(c)(f)	69,820	70,070
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.6139% 6/4/2029 (b)(c)(f)	300,000	294,939
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 0% 11/21/2032 (b)(c)(f)(g)	160,000	160,600
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/28/2030 (b)(c)(f)(g)	35,000	35,190
		869,258
TOTAL INFORMATION TECHNOLOGY		1,332,938

Materials - 0.0%
Chemicals - 0.0%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7755% 6/4/2028 (b)(c)(f)	258,663	218,847
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.4374% 6/12/2028 (b)(c)(f)(h)	81,185	81,794
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (b)(c)(f)	75,894	76,463
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.6287% 7/3/2028 (b)(c)(f)	165,000	162,337
Hexion Holdings Corp 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1638% 3/15/2029 (b)(c)(f)	618,418	622,172
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 12.1101% 3/15/2030 (b)(c)(f)	70,000	64,995
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3377% 8/22/2031 (b)(c)(f)	485,000	470,756
Minerals Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 11/21/2031 (b)(c)(f)	65,000	65,081
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 0% 11/22/2031 (b)(c)(f)(g)	580,000	573,475
		2,335,920
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 9.016% 11/14/2025 (b)(c)(f)	170,000	167,875
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.4371% 3/25/2028 (b)(c)(f)	434,562	420,195
		588,070
TOTAL UNITED STATES		14,539,564
TOTAL BANK LOAN OBLIGATIONS (Cost $15,730,790)		15,815,723

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Discover Bank ICE IBA - USD SOFR Spread-Adj ICE SWAP Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	401,000	406,610
Regions Bank/Birmingham AL 6.45% 6/26/2037	250,000	262,544

TOTAL BANK NOTES (Cost $692,288)		669,154

Collateralized Mortgage Obligations - 1.3%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.0%
Brass No 10 PLC Series 2021-10A Class A1, 0.669% 4/16/2069 (c)(d)	34,899	34,710
UNITED STATES - 1.3%
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (d)	1,027,241	1,018,172
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (d)	498,604	492,328
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(d)	1,191,713	1,159,240
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(d)	801,211	786,472
Fannie Mae Guaranteed REMICS Series 1999-17 Class PG, 6% 4/25/2029	1,519	1,541
Fannie Mae Guaranteed REMICS Series 1999-25 Class Z, 6% 6/25/2029	1,728	1,731
Fannie Mae Guaranteed REMICS Series 1999-32 Class PL, 6% 7/25/2029	2,062	2,097
Fannie Mae Guaranteed REMICS Series 1999-33 Class PK, 6% 7/25/2029	1,569	1,588
Fannie Mae Guaranteed REMICS Series 2001-20 Class Z, 6% 5/25/2031	2,064	2,093
Fannie Mae Guaranteed REMICS Series 2001-31 Class ZC, 6.5% 7/25/2031	850	859
Fannie Mae Guaranteed REMICS Series 2001-38 Class QF, U.S. 30-Day Avg. SOFR Index + 1.0945%, 5.8285% 8/25/2031 (b)(c)	1,773	1,789
Fannie Mae Guaranteed REMICS Series 2001-52 Class YZ, 6.5% 10/25/2031	330	341
Fannie Mae Guaranteed REMICS Series 2002-16 Class ZD, 6.5% 4/25/2032	978	1,003
Fannie Mae Guaranteed REMICS Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.6485% 2/25/2032 (b)(c)	206	206
Fannie Mae Guaranteed REMICS Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.9128% 3/18/2032 (b)(c)	371	374
Fannie Mae Guaranteed REMICS Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.8485% 4/25/2032 (b)(c)	766	773
Fannie Mae Guaranteed REMICS Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.8485% 10/25/2032 (b)(c)	482	486
Fannie Mae Guaranteed REMICS Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 5.5985% 1/25/2032 (b)(c)	188	189
Fannie Mae Guaranteed REMICS Series 2002-74 Class FV, U.S. 30-Day Avg. SOFR Index + 0.5645%, 5.2985% 11/25/2032 (b)(c)	3,630	3,630
Fannie Mae Guaranteed REMICS Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 2.7015% 11/25/2032 (c)(i)	756	18
Fannie Mae Guaranteed REMICS Series 2002-75 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.8485% 11/25/2032 (b)(c)	751	757
Fannie Mae Guaranteed REMICS Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.2515% 12/25/2033 (c)(i)	7,426	850
Fannie Mae Guaranteed REMICS Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.2515% 3/25/2033 (c)(i)	399	41
Fannie Mae Guaranteed REMICS Series 2003-70 Class BJ, 5% 7/25/2033	12,528	12,404
Fannie Mae Guaranteed REMICS Series 2004-52 Class KZ, 5.5% 7/25/2034	57,734	57,884
Fannie Mae Guaranteed REMICS Series 2004-91 Class Z, 5% 12/25/2034	133,100	131,796
Fannie Mae Guaranteed REMICS Series 2005-117 Class JN, 4.5% 1/25/2036	10,404	10,167
Fannie Mae Guaranteed REMICS Series 2005-14 Class ZB, 5% 3/25/2035	40,964	40,562
Fannie Mae Guaranteed REMICS Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 1.8715% 6/25/2035 (c)(i)	9,665	697
Fannie Mae Guaranteed REMICS Series 2005-68 Class CZ, 5.5% 8/25/2035	168,827	170,510
Fannie Mae Guaranteed REMICS Series 2005-72 Class ZC, 5.5% 8/25/2035	30,066	30,180
Fannie Mae Guaranteed REMICS Series 2005-79 Class ZC, 5.9% 9/25/2035	18,361	18,524
Fannie Mae Guaranteed REMICS Series 2005-81 Class PC, 5.5% 9/25/2035	4,295	4,347
Fannie Mae Guaranteed REMICS Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 1.8315% 11/25/2036 (c)(i)	5,639	541
Fannie Mae Guaranteed REMICS Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 1.7915% 12/25/2036 (c)(i)	3,587	353
Fannie Mae Guaranteed REMICS Series 2006-12 Class BO, 0% 10/25/2035 (j)	4,856	4,273
Fannie Mae Guaranteed REMICS Series 2006-15 Class OP, 0% 3/25/2036 (j)	7,371	6,208
Fannie Mae Guaranteed REMICS Series 2006-72 Class CY, 6% 8/25/2026	6,063	6,082
Fannie Mae Guaranteed REMICS Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 1.5915% 5/25/2037 (c)(i)	1,901	205
Fannie Mae Guaranteed REMICS Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 10.5089% 7/25/2037 (b)(c)	2,343	2,862
Fannie Mae Guaranteed REMICS Series 2009-59 Class HB, 5% 8/25/2039	73,910	73,892
Fannie Mae Guaranteed REMICS Series 2010-135 Class ZA, 4.5% 12/25/2040	8,500	8,457
Fannie Mae Guaranteed REMICS Series 2010-150 Class ZC, 4.75% 1/25/2041	73,016	72,145
Fannie Mae Guaranteed REMICS Series 2011-39 Class ZA, 6% 11/25/2032	8,646	8,901
Fannie Mae Guaranteed REMICS Series 2011-4 Class PZ, 5% 2/25/2041	25,935	25,066
Fannie Mae Guaranteed REMICS Series 2011-67 Class AI, 4% 7/25/2026 (i)	1,604	20
Fannie Mae Guaranteed REMICS Series 2012-100 Class WI, 3% 9/25/2027 (i)	16,626	456
Fannie Mae Guaranteed REMICS Series 2012-149 Class DA, 1.75% 1/25/2043	38,349	35,264
Fannie Mae Guaranteed REMICS Series 2012-149 Class GA, 1.75% 6/25/2042	47,968	43,999
Fannie Mae Guaranteed REMICS Series 2012-67 Class AI, 4.5% 7/25/2027 (i)	286	3
Fannie Mae Guaranteed REMICS Series 2012-70 Class FB, U.S. 30-Day Avg. SOFR Index + 0.5645%, 5.2985% 7/25/2042 (b)(c)	1,412,030	1,400,064
Fannie Mae Guaranteed REMICS Series 2012-9 Class SH, 6.4355% - U.S. 30-Day Avg. SOFR Index 1.7015% 6/25/2041 (c)(i)	608	2
Fannie Mae Guaranteed REMICS Series 2013-133 Class IB, 3% 4/25/2032 (i)	3,140	28
Fannie Mae Guaranteed REMICS Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.2015% 1/25/2044 (c)(i)	9,020	958
Fannie Mae Guaranteed REMICS Series 2015-42 Class IL, 6% 6/25/2045 (i)	50,550	7,683
Fannie Mae Guaranteed REMICS Series 2015-70 Class JC, 3% 10/25/2045	58,037	54,670
Fannie Mae Guaranteed REMICS Series 2017-30 Class AI, 5.5% 5/25/2047 (i)	28,522	4,304
Fannie Mae Guaranteed REMICS Series 2017-32 Class PA, 2.7% 5/25/2047	5,112,084	4,583,508
Fannie Mae Guaranteed REMICS Series 2017-37 Class AB, 2.55% 9/25/2046	1,011,446	914,037
Fannie Mae Guaranteed REMICS Series 2018-45 Class GI, 4% 6/25/2048 (i)	371,021	77,658
Fannie Mae Guaranteed REMICS Series 2019-76 Class FC, U.S. 30-Day Avg. SOFR Index + 0.6145%, 5.3485% 12/25/2049 (b)(c)	737,263	725,206
Fannie Mae Guaranteed REMICS Series 2020-45 Class JC, 1.5% 7/25/2040	1,085,055	903,168
Fannie Mae Guaranteed REMICS Series 2020-49 Class LA, 2% 3/25/2043	2,600,059	2,434,387
Fannie Mae Guaranteed REMICS Series 2020-51 Class BA, 2% 6/25/2046	727,421	635,657
Fannie Mae Guaranteed REMICS Series 2021-21 Class HG, 2% 11/25/2047	2,009,165	1,768,782
Fannie Mae Guaranteed REMICS Series 2021-45 Class DA, 3% 7/25/2051	368,159	321,163
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	121,303	99,580
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	128,383	106,081
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	136,435	112,734
Fannie Mae Guaranteed REMICS Series 2021-69 Class JK, 1.5% 10/25/2051	192,518	159,995
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	113,802	99,165
Fannie Mae Guaranteed REMICS Series 2021-95 Class BA, 2.5% 6/25/2049	853,923	745,327
Fannie Mae Guaranteed REMICS Series 2021-95, 2.5% 9/25/2048	557,105	486,602
Fannie Mae Guaranteed REMICS Series 2021-96 Class AH, 2.5% 3/25/2049	4,131,850	3,629,175
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	184,502	159,883
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	176,126	159,897
Fannie Mae Guaranteed REMICS Series 2022-11 Class B, 3% 6/25/2049	217,157	197,897
Fannie Mae Guaranteed REMICS Series 2022-13 Class HA, 3% 8/25/2046	208,486	192,802
Fannie Mae Guaranteed REMICS Series 2022-13 Class JA, 3% 5/25/2048	381,320	349,564
Fannie Mae Guaranteed REMICS Series 2022-13 Class MA, 3% 5/25/2044	3,092,234	2,903,252
Fannie Mae Guaranteed REMICS Series 2022-15 Class GC, 3% 1/25/2047	186,504	172,379
Fannie Mae Guaranteed REMICS Series 2022-17 Class BH, 3% 5/25/2047	203,696	189,852
Fannie Mae Guaranteed REMICS Series 2022-2 Class TH, 2.5% 2/25/2052	145,449	131,283
Fannie Mae Guaranteed REMICS Series 2022-20 Class HC, 2.5% 4/25/2052	1,914,738	1,713,103
Fannie Mae Guaranteed REMICS Series 2022-25 Class AB, 4% 9/25/2047	358,487	347,351
Fannie Mae Guaranteed REMICS Series 2022-3 Class D, 2% 2/25/2048	827,704	727,778
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	2,091,216	1,826,064
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	133,612	116,292
Fannie Mae Guaranteed REMICS Series 2022-49 Class TC, 4% 12/25/2048	141,858	136,723
Fannie Mae Guaranteed REMICS Series 2022-5 Class BA, 2.5% 12/25/2049	345,586	294,044
Fannie Mae Guaranteed REMICS Series 2022-5 Class DA, 2.25% 11/25/2047	746,872	658,191
Fannie Mae Guaranteed REMICS Series 2022-69 Class AB, 4.5% 1/25/2044	611,484	594,996
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	250,505	227,052
Fannie Mae Guaranteed REMICS Series 2022-7 Class E, 2.5% 11/25/2047	823,314	734,668
Fannie Mae Guaranteed REMICS Series 2023-13 Class CK, 1.5% 11/25/2050	1,265,863	1,006,503
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	233	239
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (j)	2,342	1,928
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (j)	3,650	3,022
Fannie Mae Mortgage pass-thru certificates Series 2020-47 Class DG, 2% 4/25/2042	3,551,055	3,322,340
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	674,060	623,725
Fannie Mae Series 2010-118 Class PB, 4.5% 10/25/2040	131,753	130,634
Fannie Mae Series 2010-15 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.0445%, 5.7785% 6/25/2036 (b)(c)	156,290	157,699
Fannie Mae Series 2010-39 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0345%, 5.7685% 3/25/2036 (b)(c)	108,543	109,539
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	153,050	152,876
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	660,249	615,409
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	455,509	445,961
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	211,980	192,274
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (i)	1,895	284
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (i)	1,776	269
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (c)(i)	1,171	217
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (i)	1,093	190
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (i)	7,453	1,231
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	554	562
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	1,608	1,633
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4341 Class ML, 3.5% 11/15/2031	140,273	135,737
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	86,678	83,855
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	190,925	166,410
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	106,227	92,286
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	194,847	170,008
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	242,053	201,464
Freddie Mac Multifamily Structured pass-thru certificates Series 1997-1929 Class EZ, 7.5% 2/17/2027	419	421
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	871	883
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	6,053	6,139
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	339	345
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	965	983
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2145 Class MZ, 6.5% 4/15/2029	6,202	6,281
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	1,610	1,633
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2156 Class TC, 6.25% 5/15/2029	196	196
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	1,079	1,093
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	582	588
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	3,344	3,396
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	11,300	11,534
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.7201% 1/15/2032 (b)(c)	146	146
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.8201% 3/15/2032 (b)(c)	214	215
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.9201% 3/15/2032 (b)(c)	201	202
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.8201% 6/15/2031 (b)(c)	338	340
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.8201% 3/15/2032 (b)(c)	121	121
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	1,433	1,465
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	2,018	2,039
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	3,734	3,818
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2526 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5145%, 5.3201% 11/15/2032 (b)(c)	2,432	2,428
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	8,364	8,403
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2711 Class FC, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.8201% 2/15/2033 (b)(c)	42,249	42,566
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2770 Class FH, U.S. 30-Day Avg. SOFR Index + 0.5145%, 5.3201% 3/15/2034 (b)(c)	57,441	57,084
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	5,724	5,823
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2877 Class ZD, 5% 10/15/2034	162,373	161,072
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	39,607	40,583
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	16,123	16,528
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class MK, 5.5% 6/15/2035	1,856	1,873
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	26,132	26,604
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2998 Class LY, 5.5% 7/15/2025	191	190
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	8,416	8,424
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3007 Class EW, 5.5% 7/15/2025	482	482
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3110 Class OP, 0% 9/15/2035 (j)	887	859
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 1.6799% 2/15/2036 (c)(i)	2,480	219
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (j)(k)	8,865	7,182
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (j)	4,809	3,933
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	8,148	8,442
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	35,013	35,606
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 1.7399% 11/15/2036 (c)(i)	11,704	1,008
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	2,716	2,767
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 1.6599% 6/15/2037 (c)(i)	7,564	837
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 5.1701% 5/15/2037 (b)(c)	9,163	8,931
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	27,891	27,896
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	36,710	36,807
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3843 Class PZ, 5% 4/15/2041	219,693	219,692
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3857 Class ZP, 5% 5/15/2041	311,607	311,578
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	5,965	5,878
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4055 Class BI, 3.5% 5/15/2031 (i)	102	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	35,000	32,293
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (i)	82	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (i)	235	1
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (i)	22,271	932
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	19,118	18,770
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	72,812	69,370
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4690 Class CA, 3% 11/15/2036	1,774,002	1,689,662
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	216,855	173,113
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class BA, 2% 4/25/2045	523,267	474,281
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	124,487	112,336
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	421,323	362,478
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5077 Class ME, 2% 8/15/2048	5,122,461	4,320,502
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class BA, 2.5% 5/25/2032	613,334	603,640
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	376,273	355,571
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5092 Class CL, 3% 4/25/2041	1,433,761	1,286,690
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	517,805	456,923
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	497,055	433,932
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	141,956	117,903
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	531,039	466,893
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	191,095	158,712
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	188,463	154,909
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	541,070	469,172
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	193,499	167,437
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	663,408	573,495
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	541,221	468,710
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	464,540	403,002
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	132,797	117,997
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	878,213	766,762
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	119,277	103,547
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	301,912	262,447
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	130,705	116,011
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	252,590	219,541
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	155,787	133,748
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	252,591	219,541
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	99,202	88,162
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	410,245	367,421
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class LA, 3% 10/25/2048	543,898	492,947
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	131,052	118,541
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	545,678	494,954
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	106,470	94,702
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	200,154	179,871
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	122,229	114,149
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	462,874	429,172
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	816,760	760,263
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	267,303	251,287
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	429,730	402,117
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	238,135	236,979
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	510,681	504,148
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	1,957	1,993
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	1,114	1,132
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	300	305
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 5.1518% 5/20/2060 (b)(c)(l)	15,155	15,114
Ginnie Mae Mortgage pass-thru certificates Series 2010-H16 Class BA, 3.55% 7/20/2060 (l)	23,089	22,181
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 5.271% 8/20/2060 (b)(c)(l)	197,776	197,018
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 5.351% 12/20/2060 (b)(c)(l)	87,051	86,722
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 5.471% 12/20/2060 (b)(c)(l)	82,734	82,619
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 5.471% 2/20/2061 (b)(c)(l)	84,737	84,600
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 5.461% 2/20/2061 (b)(c)(l)	97,359	97,163
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 5.471% 4/20/2061 (b)(c)(l)	84,959	84,847
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 5.471% 5/20/2061 (b)(c)(l)	85,664	85,512
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 5.471% 5/20/2061 (b)(c)(l)	80,433	80,315
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 5.501% 6/20/2061 (b)(c)(l)	95,809	95,724
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 5.521% 9/20/2061 (b)(c)(l)	31,398	31,377
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.571% 10/20/2061 (b)(c)(l)	91,980	91,969
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.671% 11/20/2061 (b)(c)(l)	121,385	121,521
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.671% 1/20/2062 (b)(c)(l)	55,860	55,931
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.601% 1/20/2062 (b)(c)(l)	108,840	108,875
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.601% 3/20/2062 (b)(c)(l)	50,429	50,412
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.621% 5/20/2061 (b)(c)(l)	2,185	2,182
Ginnie Mae Mortgage pass-thru certificates Series 2013-H01 Class FA, 1.65% 1/20/2063 (l)	1	1
Ginnie Mae Mortgage pass-thru certificates Series 2013-H04 Class BA, 1.65% 2/20/2063 (l)	174	160
Ginnie Mae Mortgage pass-thru certificates Series 2013-H19 Class FC, CME Term SOFR 1 month Index + 0.6%, 5.571% 8/20/2063 (b)(c)(l)	3,256	3,255
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.571% 1/20/2064 (b)(c)(l)	6,555	6,555
Ginnie Mae Mortgage pass-thru certificates Series 2014-H04 Class HA, 2.75% 2/20/2064 (l)	28,949	28,671
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 5.571% 12/20/2063 (b)(c)(l)	10,763	10,761
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 5.471% 6/20/2064 (b)(c)(l)	23,814	23,780
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 5.251% 5/20/2063 (b)(c)(l)	3,155	3,122
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (l)	652	631
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 5.171% 4/20/2063 (b)(c)(l)	3,020	2,992
Ginnie Mae Mortgage pass-thru certificates Series 2015-H30 Class HA, 1.75% 9/20/2062 (c)(l)	12,980	12,571
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.41% 5/20/2066 (b)(c)(l)	90,233	89,705
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 5.371% 12/20/2062 (b)(c)(l)	1,619	1,608
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	56,824	51,064
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.26% 8/20/2066 (b)(c)(l)	165,897	164,888
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (l)	379,736	367,117
Ginnie Mae REMIC pass-thru certificates Series 2004-22 Class AZ, 5.5% 4/20/2034	90,085	91,841
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	12,950	12,756
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 1.775% 5/16/2034 (c)(i)	2,650	170
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 1.965% 6/16/2037 (c)(i)	4,826	469
Ginnie Mae REMIC pass-thru certificates Series 2007-59 Class FC, CME Term SOFR 1 month Index + 0.6145%, 5.2207% 7/20/2037 (b)(c)	36,514	36,344
Ginnie Mae REMIC pass-thru certificates Series 2008-2 Class FD, CME Term SOFR 1 month Index + 0.5945%, 5.2007% 1/20/2038 (b)(c)	9,370	9,317
Ginnie Mae REMIC pass-thru certificates Series 2008-73 Class FA, CME Term SOFR 1 month Index + 0.9745%, 5.5807% 8/20/2038 (b)(c)	50,994	51,486
Ginnie Mae REMIC pass-thru certificates Series 2008-83 Class FB, CME Term SOFR 1 month Index + 1.0145%, 5.6207% 9/20/2038 (b)(c)	36,957	37,361
Ginnie Mae REMIC pass-thru certificates Series 2009-108 Class CF, CME Term SOFR 1 month Index + 0.7145%, 5.325% 11/16/2039 (b)(c)	50,226	50,112
Ginnie Mae REMIC pass-thru certificates Series 2009-116 Class KF, CME Term SOFR 1 month Index + 0.6445%, 5.255% 12/16/2039 (b)(c)	29,680	29,548
Ginnie Mae REMIC pass-thru certificates Series 2009-118 Class XZ, 5% 12/20/2039	807,162	804,481
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	8,029	7,617
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	108,617	104,772
Ginnie Mae REMIC pass-thru certificates Series 2010-169 Class Z, 4.5% 12/20/2040	400,404	369,914
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	23,956	23,086
Ginnie Mae REMIC pass-thru certificates Series 2010-31 Class BP, 5% 3/20/2040	220,370	222,094
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 5.3718% 3/20/2060 (b)(c)(l)	19,181	19,164
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (i)	10,445	536
Ginnie Mae REMIC pass-thru certificates Series 2011-68 Class EC, 3.5% 4/20/2041	18,255	17,746
Ginnie Mae REMIC pass-thru certificates Series 2011-69 Class GX, 4.5% 5/16/2040	118,217	117,704
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.3794% 7/20/2041 (c)(i)	9,962	927
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 5.1207% 8/20/2042 (b)(c)	39,202	38,574
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	53,991	52,686
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	214,491	194,949
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	80,076	73,408
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	135,187	122,400
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	110,191	100,146
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	42,008	38,669
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	202,128	180,906
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	114,264	102,469
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	91,505	82,692
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	117,065	107,457
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	106,041	98,224
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (d)	371,340	357,452
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (d)	349,806	325,665
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (c)(d)	580,473	541,604
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (d)	350,225	323,769
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (d)	189,232	173,365
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)	461,713	429,015
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (d)	112,193	110,052
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	163,578	158,056
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (d)	597,171	593,659
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (d)	909,163	856,241
PRPM LLC Series 2021-RPL2 Class A1, 1.455% 10/25/2051 (c)(d)	286,821	261,682
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (d)	1,139,760	1,113,486
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)	354,768	344,231
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2054 (c)(d)	190,334	183,740
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (d)	2,653,405	2,565,716
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(d)	1,226,110	1,175,349
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (d)	594,972	556,865
TOTAL UNITED STATES		79,326,608
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $78,742,036)		79,361,318

Commercial Mortgage Securities - 4.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.6%
Arbor Multifamily Mortgage Securities Trust Series 2021-MF2 Class ASB, 2.2446% 6/15/2054 (d)	1,500,000	1,372,552
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 8.6483% 10/15/2034 (b)(c)(d)	170,000	170,504
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	778,000	715,760
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	132,000	112,533
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class CNM, 3.8425% 11/5/2032 (c)(d)	100,000	71,756
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.76% 1/15/2039 (b)(c)(d)	911,441	907,745
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 6.16% 1/15/2039 (b)(c)(d)	172,312	170,915
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 6.76% 1/15/2039 (b)(c)(d)	123,339	123,031
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class B, 3.79% 7/15/2049	157,148	151,148
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.9843% 7/15/2049 (c)	818,000	783,191
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	1,000,000	963,097
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060	173,153	170,916
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	312,833	307,973
BANK Series 2018-BN13 Class A4, 3.953% 8/15/2061	300,000	289,897
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	599,663	574,928
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	96,736	92,279
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	962,049	865,706
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	100,000	95,483
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (c)	200,000	201,689
Bank5 2024-5yr11 Series 2024-5YR11 Class C, 6.3221% 11/15/2057 (c)	225,000	227,374
Bank5 2024-5yr12 Series 2024-5YR12 Class C, 6.3029% 12/15/2057 (c)	161,000	164,124
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	950,000	802,452
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	200,000	183,343
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	150,000	152,242
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	120,000	120,976
BBCMS Trust Series 2024-5C27 Class C, 6.7% 7/15/2057 (c)	500,000	515,367
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	656,214	647,010
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	4,151,000	4,034,862
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.2064% 8/15/2052 (c)(i)	7,388,798	240,400
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8917% 12/15/2062 (c)(i)	4,176,435	98,286
Benchmark Mortgage Trust Series 2019-B15 Class AAB, 2.859% 12/15/2072	1,799,950	1,723,550
Benchmark Mortgage Trust Series 2020-B18 Class AGNG, 4.5348% 7/15/2053 (c)(d)	600,000	561,735
Benchmark Mortgage Trust Series 2024-V11 Class C, 6.295% 11/15/2057	225,000	227,467
Benchmark Mortgage Trust Series 2024-V5 Class C, 7.205% 1/10/2057 (c)	143,000	148,488
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 8.2488% 11/15/2041 (b)(c)(d)	300,000	299,344
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 8.2982% 8/15/2026 (b)(c)(d)	498,792	499,498
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.9514% 3/15/2041 (b)(c)(d)	3,227,000	3,229,017
BMO Mortgage Trust Series 2024-5C3 Class C, 6.8592% 2/15/2057 (c)	148,000	151,603
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (c)	100,000	100,658
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.9812% 6/15/2041 (b)(c)(d)	2,072,000	2,074,590
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 6.2509% 6/15/2041 (b)(c)(d)	1,023,000	1,023,639
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.4506% 6/15/2041 (b)(c)(d)	723,000	723,000
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.218% 11/5/2039 (c)(d)	8,606,000	8,665,233
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (c)(d)	142,000	143,544
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.001% 11/5/2039 (c)(d)	1,125,000	1,139,266
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.5073% 4/15/2037 (b)(c)(d)	3,387,000	3,403,935
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 7.0563% 4/15/2037 (b)(c)(d)	900,000	905,063
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (c)(d)	120,000	120,396
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (c)(d)	70,000	62,819
Bx Coml Mtg Tr 2023-Vlt3 Series 2023-VLT3 Class C, CME Term SOFR 1 month Index + 3.438%, 8.0473% 11/15/2028 (b)(c)(d)	1,000,000	991,629
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.6553% 4/15/2034 (b)(c)(d)	383,377	379,782
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.9553% 4/15/2034 (b)(c)(d)	614,000	607,093
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 6.2553% 4/15/2034 (b)(c)(d)	406,000	400,418
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.5553% 4/15/2034 (b)(c)(d)	426,000	419,078
BX Commercial Mortgage Trust Series 2020-VIVA Class D, 3.667% 3/11/2044 (c)(d)	170,000	150,320
BX Commercial Mortgage Trust Series 2021-CIP Class F, CME Term SOFR 1 month Index + 3.3335%, 7.9425% 12/15/2038 (b)(c)(d)	365,753	361,233
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.4126% 10/15/2036 (b)(c)(d)	2,316,000	2,305,171
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.6223% 10/15/2036 (b)(c)(d)	268,000	265,911
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.8221% 10/15/2036 (b)(c)(d)	2,044,000	2,024,884
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 6.0218% 10/15/2036 (b)(c)(d)	349,000	345,083
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.671% 10/15/2036 (b)(c)(d)	2,036,000	2,027,113
BX Commercial Mortgage Trust Series 2021-SOAR Class D, CME Term SOFR 1 month Index + 1.5145%, 6.1245% 6/15/2038 (b)(c)(d)	1,227,433	1,224,364
BX Commercial Mortgage Trust Series 2021-SOAR Class E, CME Term SOFR 1 month Index + 1.9145%, 6.5245% 6/15/2038 (b)(c)(d)	2,873,070	2,867,683
BX Commercial Mortgage Trust Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 7.5245% 6/15/2038 (b)(c)(d)	1,315,107	1,298,404
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 6.1003% 4/15/2037 (b)(c)(d)	1,758,593	1,759,692
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.6222% 2/15/2039 (b)(c)(d)	3,013,805	3,010,044
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.9216% 2/15/2039 (b)(c)(d)	683,969	681,622
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 6.171% 2/15/2039 (b)(c)(d)	538,354	536,507
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.5701% 2/15/2039 (b)(c)(d)	538,354	536,004
BX Commercial Mortgage Trust Series 2022-LP2 Class F, CME Term SOFR 1 month Index + 3.2578%, 7.8671% 2/15/2039 (b)(c)(d)	945,096	934,463
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.3707% 12/9/2040 (b)(c)(d)	5,574,733	5,593,896
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.8001% 12/9/2040 (b)(c)(d)	301,316	301,504
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 7.2495% 12/9/2040 (b)(c)(d)	160,340	160,491
BX Commercial Mortgage Trust Series 2024-AIR2 Class D, CME Term SOFR 1 month Index + 2.7905%, 7.4005% 10/15/2041 (b)(c)(d)	375,000	376,875
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 8.1956% 11/15/2041 (b)(c)(d)	1,250,000	1,253,516
BX Commercial Mortgage Trust Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 8.2972% 5/15/2034 (b)(c)(d)	2,025,000	2,008,549
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 6.2506% 5/15/2041 (c)(d)	6,269,077	6,288,668
BX Commercial Mortgage Trust Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 8.2976% 5/15/2041 (b)(c)(d)	879,747	875,871
BX Commercial Mortgage Trust Series 2024-VLT5 Class A, 5.4104% 11/13/2046 (c)(d)	262,000	267,316
BX Commercial Mortgage Trust Series 2024-VLT5 Class B, 5.9034% 11/13/2046 (c)(d)	100,000	102,531
BX Commercial Mortgage Trust Series 2024-VLT5 Class C, 6.3425% 11/13/2046 (c)(d)	239,000	245,004
BX Commercial Mortgage Trust Series 2024-VLT5 Class E, 7.8715% 11/13/2046 (c)(d)	230,000	244,610
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 6.0009% 3/15/2041 (b)(c)(d)	15,392,982	15,436,275
BX Trust Series 2019-OC11 Class E, 4.0755% 12/9/2041 (c)(d)	1,363,000	1,208,656
BX Trust Series 2019-OC11 Class XA, 0.8735% 12/9/2041 (c)(d)(i)	50,900,000	1,649,837
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 8.0185% 11/15/2038 (b)(c)(d)	519,508	511,996
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.5245% 2/15/2036 (b)(c)(d)	200,000	199,940
BX Trust Series 2021-LBA Class EJV, CME Term SOFR 1 month Index + 2.1145%, 6.7245% 2/15/2036 (b)(c)(d)	1,345,000	1,328,223
BX Trust Series 2021-LBA Class EV, CME Term SOFR 1 month Index + 2.1145%, 6.7245% 2/15/2036 (b)(c)(d)	304,462	302,465
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.3945% 6/15/2038 (b)(c)(d)	4,473,116	4,464,729
BX Trust Series 2021-VOLT Class D, CME Term SOFR 1 month Index + 1.7645%, 6.3738% 9/15/2036 (b)(c)(d)	1,000,000	996,875
BX Trust Series 2021-VOLT Class E, CME Term SOFR 1 month Index + 2.1145%, 6.7238% 9/15/2036 (b)(c)(d)	1,000,000	997,500
BX Trust Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 7.5738% 9/15/2036 (b)(c)(d)	625,000	619,531
BX Trust Series 2022-GPA Class A, CME Term SOFR 1 month Index + 2.165%, 6.7743% 8/15/2039 (b)(c)(d)	1,105,659	1,106,695
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.5493% 4/15/2037 (b)(c)(d)	668,467	668,676
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.8993% 4/15/2037 (b)(c)(d)	151,106	151,106
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.4483% 4/15/2037 (b)(c)(d)	126,642	126,641
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 7.3093% 1/15/2039 (b)(c)(d)	1,225,000	1,216,578
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.9083% 1/15/2039 (b)(c)(d)	823,000	810,112
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 6.0512% 4/15/2041 (b)(c)(d)	4,758,913	4,764,822
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.3008% 4/15/2041 (b)(c)(d)	758,099	758,336
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.5505% 4/15/2041 (b)(c)(d)	629,997	630,390
BX Trust Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 7.7262% 11/15/2026 (b)(c)(d)	131,000	130,754
BX Trust Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 8.7247% 11/15/2026 (b)(c)(d)	630,000	628,818
BX Trust Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 7.4987% 7/15/2029 (b)(c)(d)	947,000	948,480
BX Trust Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.5472% 7/15/2029 (b)(c)(d)	1,750,000	1,749,159
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 6.0513% 2/15/2039 (b)(c)(d)	4,257,401	4,270,706
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.4008% 2/15/2039 (b)(c)(d)	561,821	561,821
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.3005% 3/15/2041 (b)(c)(d)	1,204,716	1,204,337
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.5502% 3/15/2041 (b)(c)(d)	1,598,937	1,598,437
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A, CME Term SOFR 1 month Index + 1.367%, 5.977% 12/15/2037 (b)(c)(d)	100,000	100,000
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	1,833,060	1,727,231
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	228,740	221,863
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	245,012	234,299
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	290,294	278,883
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class XA, 1.1676% 4/10/2048 (c)(i)	1,959,208	715
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	400,000	389,655
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class AAB, 2.7198% 8/10/2056	826,668	784,988
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.4222% 11/10/2042 (c)(d)	475,000	414,656
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.4222% 11/10/2042 (c)(d)	600,000	505,107
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	500,000	471,414
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.5717% 7/10/2028 (c)(d)	732,000	742,703
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class C, 6.0475% 10/12/2040 (c)(d)	150,000	150,038
COMM Mortgage Trust Series 2014-CR20 Class C, 4.6248% 11/10/2047 (c)	310,043	292,216
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (c)	875,000	820,642
COMM Mortgage Trust Series 2015-DC1 Class C, 4.409% 2/10/2048 (c)	398,000	343,453
COMM Mortgage Trust Series 2015-LC19 Class C, 4.3634% 2/10/2048 (c)	355,000	338,186
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	824,434	805,845
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.4978% 8/15/2041 (b)(c)(d)	175,000	174,781
CPT Mortgage Trust Series 2019-CPT Class E, 3.0967% 11/13/2039 (c)(d)	100,000	77,966
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.4078% 6/15/2050 (c)	490,000	415,176
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	431,609	425,580
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	280,000	270,338
CSAIL Commercial Mortgage Trust Series 2019-C15 Class A4, 4.0529% 3/15/2052	4,481,768	4,315,839
CSMC Trust Series 2017-PFHP Class D, CME Term SOFR 1 month Index + 2.297%, 6.907% 12/15/2030 (b)(c)(d)	1,296,000	1,211,412
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (d)	209,779	202,452
DBJPM Mortgage Trust Series 2020-C9 Class B, 2.567% 8/15/2053	275,000	228,003
DC Commercial Mortgage Trust Series 2023-DC Class D, 7.3785% 9/12/2040 (c)(d)	438,000	444,091
DTP Coml Mtg Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (c)(d)	524,000	534,556
DTP Coml Mtg Trust Series 2023-STE2 Class D, 6.9552% 1/15/2041 (c)(d)	1,100,000	1,094,628
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.4255% 11/15/2038 (b)(c)(d)	8,091,581	8,061,238
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.8447% 11/15/2038 (b)(c)(d)	1,134,679	1,128,297
ELP Commercial Mortgage Trust Series 2021-ELP Class J, CME Term SOFR 1 month Index + 3.7294%, 8.3394% 11/15/2038 (b)(c)(d)	1,498,256	1,459,704
EQT Trust Series 2024-EXTR Class B, 1 month U.S. LIBOR + 0%, 5.6546% 7/5/2041 (b)(c)(d)	158,000	159,236
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (c)(d)	133,000	133,552
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (c)(d)	100,000	100,684
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.8035% 7/15/2038 (b)(c)(d)	4,262,894	4,265,558
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 6.1035% 7/15/2038 (b)(c)(d)	3,324,844	3,327,961
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.4235% 7/15/2038 (b)(c)(d)	2,945,369	2,951,812
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.9735% 7/15/2038 (b)(c)(d)	604,678	606,379
Extended Stay America Trust Series 2021-ESH Class F, CME Term SOFR 1 month Index + 3.8145%, 8.4235% 7/15/2038 (b)(c)(d)	975,288	979,555
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K043 Class A2, 3.062% 12/25/2024	388,785	387,500
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	154,751	153,069
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	2,588,268	2,527,957
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	1,126,000	1,091,519
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	500,000	484,133
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,900,000	1,840,885
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	900,000	874,008
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K085 Class A2, 4.06% 10/25/2028	1,100,000	1,082,751
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K091 Class A2, 3.505% 3/25/2029	1,600,000	1,541,978
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	1,397,241	1,353,355
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K744 Class A2, 1.712% 7/25/2028	870,844	794,548
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-151 Class A2, 3.8% 10/25/2032	500,000	474,697
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	800,000	689,421
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	400,000	396,114
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K751 Class A2, 4.412% 3/25/2030	300,000	298,933
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-164 Class A2, 5% 5/25/2034	300,000	309,118
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	300,000	297,176
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K755 Class A2, 5.203% 2/25/2031	5,300,000	5,482,224
FS Commercial Mortgage Trust Series 2023-4SZN Class D, 9.3827% 11/10/2039 (c)(d)	500,000	522,236
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	92,387	88,288
GS Mortgage Securities Trust Series 2018-3PCK Class A, CME Term SOFR 1 month Index + 2.0645%, 6.6745% 9/15/2031 (b)(c)(d)	646,179	639,873
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	800,000	768,249
GS Mortgage Securities Trust Series 2018-GS9 Class A4, 3.992% 3/10/2051	200,000	193,264
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.8253% 9/10/2052 (c)	441,000	366,821
GS Mortgage Securities Trust Series 2020-GC45 Class SWB, 3.3258% 12/13/2039 (c)(d)	445,000	379,174
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.6745% 10/15/2036 (b)(c)(d)	2,253,000	2,236,103
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.8745% 10/15/2036 (b)(c)(d)	160,000	157,721
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 6.2745% 10/15/2036 (b)(c)(d)	132,000	129,874
GS Mortgage Securities Trust Series 2024-RVR Class B, 5.7226% 8/10/2041 (c)(d)	100,000	99,262
GS Mortgage Securities Trust Series 2024-RVR Class D, 6.6729% 8/10/2041 (c)(d)	352,000	352,128
Hilton USA Trust Series 2016-HHV Class E, 4.3333% 11/5/2038 (c)(d)	1,000,000	958,098
Hilton USA Trust Series 2016-HHV Class F, 4.3333% 11/5/2038 (c)(d)	2,000,000	1,897,359
Intown Mortgage Trust Series 2022-STAY Class A, CME Term SOFR 1 month Index + 2.4886%, 7.0976% 8/15/2039 (b)(c)(d)	2,256,000	2,264,454
JPMBB Commercial Mortgage Securities Trust Series 2014-C18 Class C, 4.6871% 2/15/2047 (c)	372,000	347,063
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.9236% 1/15/2048 (c)(d)	300,000	237,150
JPMBB Commercial Mortgage Securities Trust Series 2015-C33 Class A3, 3.5043% 12/15/2048	282,040	278,824
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	212,105	205,695
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	296,587	290,953
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (d)	476,000	444,858
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (d)	103,000	81,728
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)	159,000	117,592
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.2948% 7/5/2033 (c)(d)(i)	2,000,000	34,633
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.9904% 10/5/2039 (c)(d)	400,000	384,441
KSL Commercial Mortgage Trust Series 2023-HT Class A, CME Term SOFR 1 month Index + 2.2902%, 6.8995% 12/15/2036 (b)(c)(d)	2,476,848	2,477,621
LBA Trust Series 2024-7IND Class D, CME Term SOFR 1 month Index + 2.641%, 7.2503% 10/15/2041 (b)(c)(d)	550,000	550,000
LBA Trust Series 2024-BOLT Class E, CME Term SOFR 1 month Index + 3.6881%, 8.2974% 6/15/2026 (b)(c)(d)	1,000,000	1,000,937
LBA Trust Series 2024-BOLT Class F, CME Term SOFR 1 month Index + 4.437%, 9.0463% 6/15/2026 (b)(c)(d)	215,000	215,013
LCCM Mortgage Trust Series 2017-LC26 Class A3, 3.289% 7/12/2050 (d)	1,261,810	1,213,748
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.9045% 5/15/2039 (b)(c)(d)	2,726,000	2,659,554
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.4032% 5/15/2039 (b)(c)(d)	1,630,000	1,554,229
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.7024% 5/15/2039 (b)(c)(d)	913,000	862,785
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 7.1512% 5/15/2039 (b)(c)(d)	812,000	750,333
LIFE Mortgage Trust Series 2021-BMR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4235% 3/15/2038 (b)(c)(d)	967,624	955,529
LIFE Mortgage Trust Series 2021-BMR Class B, CME Term SOFR 1 month Index + 0.9945%, 5.6035% 3/15/2038 (b)(c)(d)	267,286	263,778
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.8235% 3/15/2038 (b)(c)(d)	168,144	165,727
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 6.1235% 3/15/2038 (b)(c)(d)	233,975	230,026
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.4735% 3/15/2038 (b)(c)(d)	204,629	198,746
LV Trust Series 2024-SHOW Class C, 6.2763% 10/10/2041 (c)(d)	128,000	126,563
MCR Mortgage Trust Series 2024-TWA Class F, 10.382% 6/12/2039 (d)	200,000	201,761
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.3244% 4/15/2038 (b)(c)(d)	1,440,000	1,439,100
MHC Trust Series 2021-MHC2 Class F, CME Term SOFR 1 month Index + 2.5145%, 7.1235% 5/15/2038 (b)(c)(d)	112,800	111,531
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4245% 7/15/2038 (b)(c)(d)	200,000	199,375
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 7.4745% 7/15/2038 (b)(c)(d)	1,500,000	1,494,375
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.8685% 1/15/2027 (b)(c)(d)	895,205	887,931
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 8.5668% 1/15/2027 (b)(c)(d)	1,115,815	1,103,042
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class C, 3.8465% 5/15/2046 (c)	144,000	127,465
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.9345% 5/15/2046 (c)(d)	120,000	104,092
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class ASB, 3.354% 11/15/2052	729,291	715,118
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.1525% 5/15/2048 (c)	500,000	440,848
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049	1,000,000	959,522
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	500,000	485,997
Morgan Stanley Capital I Trust Series 2017-H1 Class B, 4.075% 6/15/2050	515,000	482,773
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	180,000	159,463
Morgan Stanley Capital I Trust Series 2017-HR2 Class A4, 3.587% 12/15/2050	270,000	259,163
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	296,000	253,604
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	5,485,000	5,332,184
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	391,713	373,225
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (d)	955,817	992,270
Morgan Stanley Capital I Trust Series 2024-BPR2 Class X, 1.0718% 5/5/2029 (c)(d)(i)	7,979,922	274,709
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (c)(d)	140,000	130,248
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.0785% 9/24/2057 (c)(d)	152,000	142,445
Nxpt Coml Mtg Tr Series 2024-STOR Class E, 6.9267% 11/5/2041 (c)(d)	535,000	522,168
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.6984% 10/15/2028 (b)(c)(d)	1,198,536	1,209,767
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.4473% 10/15/2028 (b)(c)(d)	2,820,085	2,841,119
OPG Trust Series 2021-PORT Class A, CME Term SOFR 1 month Index + 0.5985%, 5.2085% 10/15/2036 (b)(c)(d)	168,444	167,601
OPG Trust Series 2021-PORT Class B, CME Term SOFR 1 month Index + 0.8275%, 5.4375% 10/15/2036 (b)(c)(d)	905,450	898,659
OPG Trust Series 2021-PORT Class C, CME Term SOFR 1 month Index + 0.9465%, 5.5565% 10/15/2036 (b)(c)(d)	1,855,750	1,841,832
OPG Trust Series 2021-PORT Class G, CME Term SOFR 1 month Index + 2.5125%, 7.1225% 10/15/2036 (b)(c)(d)	975,000	967,688
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (d)	304,000	244,203
Rocc 2024-Cntr E Series 2024-CNTR Class E, 8.8191% 11/13/2041 (d)	737,000	770,153
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.8885% 11/15/2034 (b)(c)(d)	239,000	238,391
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 9.887% 11/15/2034 (b)(c)(d)	199,000	198,492
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 8.2093% 10/15/2041 (b)(c)(d)	267,000	269,336
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 9.0593% 10/15/2041 (b)(c)(d)	100,000	100,751
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.6093% 2/15/2039 (b)(c)(d)	457,000	449,087
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 7.2593% 2/15/2039 (b)(c)(d)	237,000	232,310
SREIT Trust Series 2021-FLWR Class F, CME Term SOFR 1 month Index + 2.787%, 7.396% 7/15/2036 (b)(c)(d)	1,000,000	993,750
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.4546% 11/15/2038 (b)(c)(d)	12,516,724	12,507,467
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.8036% 11/15/2038 (b)(c)(d)	4,748,910	4,734,070
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 6.0528% 11/15/2038 (b)(c)(d)	578,902	576,761
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.302% 11/15/2038 (b)(c)(d)	380,832	379,879
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.6976% 11/15/2038 (b)(c)(d)	956,863	941,537
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 8.275% 11/15/2036 (b)(c)(d)	1,230,000	1,202,517
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	1,367,866	1,345,868
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1254% 12/15/2050 (c)(i)	1,126,026	28,263
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	1,382,000	1,123,139
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (d)	1,276,000	1,017,001
Wells Fargo Commercial Mortgage Trust 2024-5c2 Series 2024-5C2 Class C, 6.3337% 11/15/2057 (c)	100,000	101,442
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class B, 2.967% 8/15/2049	455,000	377,879
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.775% 7/15/2048 (b)(c)(d)	2,800,000	2,800,389
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	917,635	893,533
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.5389% 11/15/2049 (c)	320,000	297,079
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	420,067	413,321
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	427,693	421,062
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 1.0012% 12/15/2050 (c)(i)	3,427,038	73,396
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 1.0773% 8/15/2051 (c)(i)	2,272,649	49,400
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	400,000	379,188
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.9245% 5/15/2031 (b)(c)(d)	953,000	935,698
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class D, CME Term SOFR 1 month Index + 2.6145%, 7.2245% 2/15/2040 (b)(c)(d)	460,800	455,138
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.5743% 7/15/2035 (c)(d)	173,000	173,325
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.6% 8/15/2041 (b)(c)(d)	700,000	701,181
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.3004% 8/15/2041 (b)(c)(d)	1,500,000	1,502,577
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class C, 4.1424% 3/15/2045 (c)	170,000	161,920
WF-RBS Commercial Mortgage Trust Series 2014-C21 Class XA, 0.6486% 8/15/2047 (c)(i)	33,607	58
TOTAL UNITED STATES		280,596,752
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $279,640,097)		280,596,752

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc (n) (Cost $201,001)	21,158	225,755

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	613,071	681,275
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rivian Automotive Inc 3.625% 10/15/2030	712,000	619,921
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments Inc 1.25% 6/1/2030 (d)	232,000	236,378
Wolfspeed Inc 1.875% 12/1/2029	773,000	333,936
		570,314
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	250,000	217,180
Redfin Corp 0.5% 4/1/2027	770,000	574,266
		791,446
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027 (d)	230,000	258,586
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 0% 11/15/2025 (d)(j)(k)	102,000	95,472
NextEra Energy Partners LP 2.5% 6/15/2026 (d)	331,000	309,097
		404,569
TOTAL UTILITIES		663,155

TOTAL UNITED STATES		3,326,111
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,169,534)		3,326,111

Fixed-Income Funds - 5.8%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (o) (Cost $352,673,801)	3,582,497	353,986,543

Foreign Government and Government Agency Obligations - 1.2%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (d)		330,000	312,883
Angola Republic 8.75% 4/14/2032 (d)		200,000	179,000
Angola Republic 9.375% 5/8/2048 (d)		270,000	225,620
Angola Republic 9.5% 11/12/2025 (d)		315,000	317,559
TOTAL ANGOLA			1,035,062
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (p)		3,945,610	2,909,888
Argentine Republic 1% 7/9/2029		405,245	314,571
Argentine Republic 3.5% 7/9/2041 (p)		460,000	273,557
Argentine Republic 4.125% 7/9/2035 (p)		3,469,989	2,191,298
Argentine Republic 5% 1/9/2038 (p)		825,000	555,844
Bonos Para La Reconstruccion De Una Argentina Libre 0% 6/30/2025 (k)		240,048	159,675
Provincia de Cordoba 6.875% 12/10/2025 (d)(p)		50,001	49,188
Provincia de Cordoba 6.99% 6/1/2027 (d)(p)		225,000	209,718
TOTAL ARGENTINA			6,663,739
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (d)		230,000	191,403
BAHAMAS (NASSAU) - 0.0%
Commonwealth of the Bahamas 6% 11/21/2028 (d)		200,000	191,227
BAHRAIN - 0.0%
Bahrain Government International Bond 5.625% 5/18/2034 (d)		190,000	175,038
Bahrain Government International Bond 7.5% 2/12/2036 (d)		100,000	104,375
TOTAL BAHRAIN			279,413
BARBADOS - 0.0%
Barbados Government 6.5% 10/1/2029 (d)		315,000	305,115
BENIN - 0.0%
Republic of Benin 4.875% 1/19/2032 (d)	EUR	145,000	137,331
Republic of Benin 7.96% 2/13/2038 (d)		250,000	242,813
TOTAL BENIN			380,144
BERMUDA - 0.0%
Bermuda Government International Bond 3.375% 8/20/2050 (d)		140,000	93,939
Bermuda Government International Bond 3.717% 1/25/2027 (d)		300,000	290,719
Bermuda Government International Bond 4.75% 2/15/2029 (d)		280,000	274,193
Bermuda Government International Bond 5% 7/15/2032 (d)		140,000	136,369
TOTAL BERMUDA			795,220
BRAZIL - 0.0%
Brazil Notas do Tesouro Nacional Serie B 3.875% 6/12/2030		345,000	312,584
Brazil Notas do Tesouro Nacional Serie B 6% 10/20/2033		200,000	197,786
Brazil Notas do Tesouro Nacional Serie B 7.125% 1/20/2037		340,000	360,995
Brazil Notas do Tesouro Nacional Serie B 7.125% 5/13/2054		100,000	99,309
Brazil Notas do Tesouro Nacional Serie B 8.25% 1/20/2034		605,000	695,145
TOTAL BRAZIL			1,665,819
CANADA - 0.0%
Canadian Government 2% 6/1/2032	CAD	1,335,000	885,455
Canadian Government 2.75% 6/1/2033	CAD	400,000	277,770
TOTAL CANADA			1,163,225
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		805,000	702,765
Chilean Republic 2.75% 1/31/2027		200,000	191,300
Chilean Republic 3.1% 1/22/2061		575,000	365,125
Chilean Republic 4.34% 3/7/2042		200,000	176,626
Chilean Republic 5.33% 1/5/2054		240,000	234,600
TOTAL CHILE			1,670,416
COLOMBIA - 0.2%
Colombian Republic 3% 1/30/2030		440,000	369,380
Colombian Republic 3.125% 4/15/2031		240,000	193,800
Colombian Republic 3.25% 4/22/2032		200,000	156,600
Colombian Republic 4.125% 5/15/2051		200,000	119,400
Colombian Republic 5% 6/15/2045		750,000	526,665
Colombian Republic 5.2% 5/15/2049		365,000	255,683
Colombian Republic 7.375% 9/18/2037		100,000	97,850
Colombian Republic 8% 11/14/2035		1,110,000	1,145,520
Colombian Republic 8% 4/20/2033		130,000	135,785
Colombian Republic 8.75% 11/14/2053		1,350,000	1,415,475
TOTAL COLOMBIA			4,416,158
COSTA RICA - 0.0%
Costa Rica Government International Bond 5.625% 4/30/2043 (d)		265,000	241,564
Costa Rica Government International Bond 7.3% 11/13/2054 (d)		200,000	212,375
TOTAL COSTA RICA			453,939
COTE D'IVOIRE - 0.0%
Ivory Coast Government Bond 5.875% 10/17/2031 (d)	EUR	180,000	179,515
Ivory Coast Government Bond 6.125% 6/15/2033 (d)		560,000	508,201
Ivory Coast Government Bond 6.375% 3/3/2028 (d)		305,000	303,548
Ivory Coast Government Bond 8.25% 1/30/2037 (d)		280,000	278,600
TOTAL COTE D'IVOIRE			1,269,864
DOMINICAN REPUBLIC - 0.2%
Dominican Republic International Bond 4.5% 1/30/2030 (d)		1,440,000	1,340,107
Dominican Republic International Bond 4.875% 9/23/2032 (d)		705,000	646,838
Dominican Republic International Bond 5.95% 1/25/2027 (d)		3,260,000	3,253,480
Dominican Republic International Bond 6% 7/19/2028 (d)		715,000	715,372
Dominican Republic International Bond 6.5% 2/15/2048 (d)		150,000	148,688
Dominican Republic International Bond 6.6% 6/1/2036 (d)		135,000	137,699
Dominican Republic International Bond 6.85% 1/27/2045 (d)		135,000	138,327
Dominican Republic International Bond 6.875% 1/29/2026 (d)		295,000	297,655
Dominican Republic International Bond 7.05% 2/3/2031 (d)		150,000	156,056
Dominican Republic International Bond 7.45% 4/30/2044 (d)		235,000	256,416
TOTAL DOMINICAN REPUBLIC			7,090,638
ECUADOR - 0.0%
Republic of Ecuador 5.5% 7/31/2035 (d)(p)		420,000	232,181
Republic of Ecuador 6.9% 7/31/2030 (d)(p)		415,000	280,644
TOTAL ECUADOR			512,825
EGYPT - 0.0%
Arab Republic of Egypt 7.5% 1/31/2027 (d)		370,000	368,959
Arab Republic of Egypt 7.5% 2/16/2061 (d)		495,000	355,163
Arab Republic of Egypt 7.6003% 3/1/2029 (d)		245,000	237,464
Arab Republic of Egypt 7.625% 5/29/2032 (d)		135,000	120,825
Arab Republic of Egypt 7.903% 2/21/2048 (d)		200,000	152,000
Arab Republic of Egypt 8.5% 1/31/2047 (d)		360,000	289,688
Arab Republic of Egypt 8.7002% 3/1/2049 (d)		200,000	162,812
TOTAL EGYPT			1,686,911
EL SALVADOR - 0.0%
El Salvador Republic 0.25% 4/17/2030 (d)		150,000	2,250
El Salvador Republic 7.1246% 1/20/2050 (d)		150,000	126,150
El Salvador Republic 7.65% 6/15/2035 (d)		80,000	75,640
El Salvador Republic 9.25% 4/17/2030 (d)		205,000	214,737
El Salvador Republic 9.65% 11/21/2054 (d)		150,000	157,800
TOTAL EL SALVADOR			576,577
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (d)		200,000	155,000
Gabonese Republic 7% 11/24/2031 (d)		260,000	202,719
TOTAL GABON			357,719
GEORGIA - 0.0%
Georgia Republic 2.75% 4/22/2026 (d)		230,000	217,063
GERMANY - 0.2%
German Federal Republic 2.5% 7/4/2044 (q)	EUR	1,321,000	1,435,124
German Federal Republic 2.6% 5/15/2041 (q)	EUR	710,000	777,420
German Federal Republic 2.6% 8/15/2033 (q)	EUR	600,000	662,075
German Federal Republic 3.25% 7/4/2042 (q)	EUR	1,224,000	1,464,750
TOTAL GERMANY			4,339,369
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (d)(k)		11,040	8,694
Ghana Republic 0% 7/3/2026 (d)(k)		12,800	11,952
Ghana Republic 5% 7/3/2029 (d)(p)		131,800	115,490
Ghana Republic 5% 7/3/2035 (d)(p)		144,200	102,382
TOTAL GHANA			238,518
GUATEMALA - 0.0%
Guatemala Government Bond 6.125% 6/1/2050 (d)		230,000	210,953
Guatemala Government Bond 6.6% 6/13/2036 (d)		230,000	233,163
TOTAL GUATEMALA			444,116
HUNGARY - 0.0%
Hungary Government 3.125% 9/21/2051 (d)		405,000	250,594
Hungary Government 5.25% 6/16/2029 (d)		200,000	197,900
Hungary Government 5.5% 6/16/2034 (d)		280,000	272,650
Hungary Government 6.25% 9/22/2032 (d)		140,000	144,490
Hungary Government 6.75% 9/25/2052 (d)		100,000	105,375
TOTAL HUNGARY			971,009
INDONESIA - 0.2%
Indonesia Government 3.2% 9/23/2061		200,000	130,564
Indonesia Government 3.85% 10/15/2030		125,000	118,125
Indonesia Government 4.2% 10/15/2050		2,100,000	1,769,250
Indonesia Government 4.35% 1/11/2048		200,000	174,750
Indonesia Government 5.125% 1/15/2045 (d)		500,000	488,770
Indonesia Government 5.25% 1/17/2042 (d)		200,000	198,250
Indonesia Government 5.95% 1/8/2046 (d)		200,000	213,250
Indonesia Government 6.75% 1/15/2044 (d)		260,000	302,900
Indonesia Government 7.75% 1/17/2038 (d)		455,000	562,494
Indonesia Government 8.5% 10/12/2035 (d)		670,000	850,900
TOTAL INDONESIA			4,809,253
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		270,000	181,794
Israel Government 5.75% 3/12/2054		200,000	191,332
TOTAL ISRAEL			373,126
JAPAN - 0.0%
Japan Government 0.9% 9/20/2034	JPY	65,000,000	428,405
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (d)		115,000	106,842
Jordan Government 7.75% 1/15/2028 (d)		230,000	236,900
TOTAL JORDAN			343,742
KENYA - 0.0%
Republic of Kenya Government International Bond 6.3% 1/23/2034 (d)		105,000	84,459
Republic of Kenya Government International Bond 9.75% 2/16/2031 (d)		260,000	260,000
TOTAL KENYA			344,459
LEBANON - 0.0%
Lebanon Republic 5.8% (q)(r)		290,000	26,926
Lebanon Republic 6.375% (r)		365,000	33,762
TOTAL LEBANON			60,688
MEXICO - 0.0%
United Mexican States 2.659% 5/24/2031		160,000	133,399
United Mexican States 3.25% 4/16/2030		300,000	267,469
United Mexican States 3.5% 2/12/2034		260,000	213,850
United Mexican States 3.75% 1/11/2028		300,000	288,281
United Mexican States 3.75% 4/19/2071		360,000	214,313
United Mexican States 4.875% 5/19/2033		200,000	184,875
United Mexican States 5.75% 10/12/2110		575,000	465,570
United Mexican States 6% 5/7/2036		340,000	332,244
United Mexican States 6.05% 1/11/2040		455,000	439,644
United Mexican States 6.338% 5/4/2053		200,000	187,188
United Mexican States 6.35% 2/9/2035		300,000	302,906
TOTAL MEXICO			3,029,739
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (d)		305,000	316,532
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (d)		230,000	240,854
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (d)		590,000	536,446
Republic of Nigeria 6.5% 11/28/2027 (d)		205,000	194,623
Republic of Nigeria 7.143% 2/23/2030 (d)		200,000	181,000
Republic of Nigeria 7.625% 11/21/2025 (d)		335,000	333,325
Republic of Nigeria 7.696% 2/23/2038 (d)		200,000	162,220
Republic of Nigeria 7.875% 2/16/2032 (d)		200,000	180,312
TOTAL NIGERIA			1,587,926
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (d)		395,000	397,963
Oman Sultanate 6% 8/1/2029 (d)		490,000	501,589
Oman Sultanate 6.25% 1/25/2031 (d)		270,000	281,475
Oman Sultanate 6.5% 3/8/2047 (d)		170,000	173,664
Oman Sultanate 6.75% 1/17/2048 (d)		490,000	511,648
TOTAL OMAN			1,866,339
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6% 4/8/2026 (d)		360,000	336,825
Islamic Republic of Pakistan 6.875% 12/5/2027 (d)		105,000	94,106
Islamic Republic of Pakistan 7.375% 4/8/2031 (d)		470,000	392,891
TOTAL PAKISTAN			823,822
PANAMA - 0.0%
Panamanian Republic 2.252% 9/29/2032		250,000	184,375
Panamanian Republic 3.298% 1/19/2033		250,000	198,875
Panamanian Republic 3.87% 7/23/2060		255,000	146,209
Panamanian Republic 4.5% 4/16/2050		420,000	282,526
Panamanian Republic 4.5% 5/15/2047		200,000	139,100
Panamanian Republic 7.875% 3/1/2057		250,000	260,625
Panamanian Republic 8% 3/1/2038		200,000	211,700
TOTAL PANAMA			1,423,410
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (d)		125,000	104,180
Republic of Paraguay 4.95% 4/28/2031 (d)		265,000	257,298
Republic of Paraguay 5.4% 3/30/2050 (d)		150,000	133,641
TOTAL PARAGUAY			495,119
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		330,000	287,616
Peruvian Republic 3% 1/15/2034		190,000	157,878
Peruvian Republic 3.3% 3/11/2041		205,000	155,736
TOTAL PERU			601,230
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		200,000	132,750
Philippine Republic 5.5% 1/17/2048		125,000	127,343
Philippine Republic 5.6% 5/14/2049		240,000	246,900
Philippine Republic 5.609% 4/13/2033		240,000	249,000
Philippine Republic 5.95% 10/13/2047		250,000	269,688
TOTAL PHILIPPINES			1,025,681
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (d)		75,000	74,704
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (d)		85,000	88,827
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (d)		355,000	361,301
Republic of Poland 5.5% 3/18/2054		115,000	111,106
Republic of Poland 5.5% 4/4/2053		145,000	140,794
Republic of Poland 5.75% 11/16/2032		175,000	182,098
TOTAL POLAND			958,830
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (d)		455,000	403,103
State of Qatar 4.625% 6/2/2046 (d)		480,000	444,902
State of Qatar 4.817% 3/14/2049 (d)		370,000	348,840
State of Qatar 5.103% 4/23/2048 (d)		555,000	543,900
State of Qatar 9.75% 6/15/2030 (d)		135,000	169,467
TOTAL QATAR			1,910,212
ROMANIA - 0.0%
Romanian Republic 3% 2/14/2031 (d)		475,000	393,210
Romanian Republic 3% 2/27/2027 (d)		105,000	99,258
Romanian Republic 3.625% 3/27/2032 (d)		200,000	167,250
Romanian Republic 4% 2/14/2051 (d)		266,000	176,382
Romanian Republic 6.625% 2/17/2028 (d)		90,000	91,530
Romanian Republic 7.125% 1/17/2033 (d)		40,000	41,437
TOTAL ROMANIA			969,067
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (d)		275,000	233,492
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (d)		305,000	249,528
Kingdom of Saudi Arabia 3.25% 10/22/2030 (d)		595,000	546,098
Kingdom of Saudi Arabia 3.45% 2/2/2061 (d)		450,000	293,906
Kingdom of Saudi Arabia 3.625% 3/4/2028 (d)		200,000	193,188
Kingdom of Saudi Arabia 3.75% 1/21/2055 (d)		315,000	224,044
Kingdom of Saudi Arabia 4.5% 10/26/2046 (d)		410,000	348,500
Kingdom of Saudi Arabia 4.5% 4/22/2060 (d)		590,000	476,241
Kingdom of Saudi Arabia 4.625% 10/4/2047 (d)		300,000	258,281
Kingdom of Saudi Arabia 5% 1/18/2053 (d)		200,000	178,812
Kingdom of Saudi Arabia 5.75% 1/16/2054 (d)		200,000	197,188
TOTAL SAUDI ARABIA			2,965,786
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (d)		230,000	193,200
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (d)		525,000	432,632
Republic of Serbia 6% 6/12/2034 (d)		180,000	179,944
Republic of Serbia 6.5% 9/26/2033 (d)		200,000	208,438
TOTAL SERBIA			821,014
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		200,000	196,250
South African Republic 5% 10/12/2046		200,000	145,750
South African Republic 5.65% 9/27/2047		220,000	173,250
South African Republic 5.75% 9/30/2049		250,000	196,563
South African Republic 5.875% 4/20/2032		200,000	192,000
South African Republic 7.1% 11/19/2036 (d)		335,000	338,199
TOTAL SOUTH AFRICA			1,242,012
SRI LANKA - 0.0%
Sri Lanka Government International Bond 6.2% (d)(r)		200,000	133,250
Sri Lanka Government International Bond 6.825% (d)(r)		200,000	134,000
Sri Lanka Government International Bond 6.85% (d)(r)		120,000	81,750
Sri Lanka Government International Bond 7.55% (d)(r)		200,000	134,500
Sri Lanka Government International Bond 7.85% (d)(r)		325,000	219,781
TOTAL SRI LANKA			703,281
TURKEY - 0.2%
Turkish Republic 4.25% 4/14/2026		345,000	341,291
Turkish Republic 4.75% 1/26/2026		435,000	434,539
Turkish Republic 4.875% 10/9/2026		430,000	427,661
Turkish Republic 4.875% 4/16/2043		620,000	451,050
Turkish Republic 5.125% 2/17/2028		225,000	220,781
Turkish Republic 5.25% 3/13/2030		85,000	80,722
Turkish Republic 5.75% 5/11/2047		200,000	155,876
Turkish Republic 5.875% 6/26/2031		180,000	172,013
Turkish Republic 6% 1/14/2041		470,000	400,381
Turkish Republic 6.625% 2/17/2045		200,000	175,688
Turkish Republic 7.125% 7/17/2032		250,000	252,858
Turkish Republic 7.625% 5/15/2034		200,000	208,250
Turkish Republic 9.125% 7/13/2030		350,000	392,875
Turkish Republic 9.375% 1/19/2033		335,000	385,355
Turkish Republic 9.375% 3/14/2029		700,000	783,344
Turkish Republic 9.875% 1/15/2028		410,000	458,559
TOTAL TURKEY			5,341,243
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (d)(p)		56,813	28,833
Ukraine Government 0% 2/1/2034 (d)(p)		212,307	83,861
Ukraine Government 0% 2/1/2035 (d)(p)		399,411	232,857
Ukraine Government 0% 2/1/2036 (d)(p)		184,509	107,015
Ukraine Government 0% 8/1/2041 (c)(d)		160,000	120,400
Ukraine Government 1.75% 2/1/2029 (d)(p)		343,290	219,362
Ukraine Government 1.75% 2/1/2034 (d)(p)		422,544	220,843
Ukraine Government 1.75% 2/1/2035 (d)(p)		192,527	98,574
Ukraine Government 1.75% 2/1/2036 (d)(p)		136,722	68,771
TOTAL UKRAINE			1,180,516
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (d)		400,000	271,800
Emirate of Abu Dhabi 3.125% 9/30/2049 (d)		1,175,000	821,772
Emirate of Abu Dhabi 3.875% 4/16/2050 (d)		285,000	228,088
Emirate of Abu Dhabi 5.5% 4/30/2054 (d)		200,000	204,500
Emirate of Dubai 3.9% 9/9/2050 (q)		305,000	222,650
Emirate of Dubai 5.25% 1/30/2043 (q)		200,000	192,625
TOTAL UNITED ARAB EMIRATES			1,941,435
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		350,000	336,438
Uruguay Republic 5.75% 10/28/2034		140,000	146,868
TOTAL URUGUAY			483,306
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.9% 10/19/2031 (d)		230,000	192,408
VENEZUELA - 0.0%
Venezuela Republic 11.95% (q)(r)		560,000	78,400
Venezuela Republic 12.75% (q)(r)		105,000	14,956
Venezuela Republic 9.25% (r)		1,285,000	185,040
TOTAL VENEZUELA			278,396
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (d)		360,000	204,413
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $72,175,201)			74,304,425

Non-Convertible Corporate Bonds - 26.0%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (c)(d)		517,000	481,063
Westpac Banking Corp 4.11% 7/24/2034 (c)		744,000	708,355
			1,189,418
Financial Services - 0.0%
Leighton Fin USA Pty Ltd 1.5% 5/28/2029 (q)	EUR	528,000	503,948
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (c)(q)	GBP	318,000	361,298
QBE Insurance Group Ltd 6.75% 12/2/2044 (c)(q)		540,000	537,975
			899,273
TOTAL FINANCIALS			2,592,639

Materials - 0.0%
Chemicals - 0.0%
Nufarm Australia Ltd / Nufarm Americas Inc 5% 1/27/2030 (d)		325,000	301,561
Metals & Mining - 0.0%
Mineral Resources Ltd 8% 11/1/2027 (d)		1,590,000	1,620,583
TOTAL MATERIALS			1,922,144

TOTAL AUSTRALIA			4,514,783
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (d)		470,000	476,777
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (q)		200,000	208,536

TOTAL AZERBAIJAN			685,313
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (d)		290,000	300,060
Bapco Energies BSC Closed 8.375% 11/7/2028 (d)		80,000	85,708

TOTAL BAHRAIN			385,768
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)		450,000	442,110
BELGIUM - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (d)		400,000	388,712
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039		800,000	830,096
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049		1,824,000	1,902,998
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059		1,933,000	2,089,448
			4,822,542
Financials - 0.0%
Banks - 0.0%
KBC Group NV 6.324% 9/21/2034 (c)(d)		913,000	968,581
TOTAL BELGIUM			6,179,835
BRAZIL - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sitios Latinoamerica SAB de CV 6% 11/25/2029 (d)		310,000	311,395
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 8.875% 9/13/2033 (d)		125,000	131,899
NBM US Holdings Inc 6.625% 8/6/2029 (d)		330,000	332,063
			463,962
Food Products - 0.0%
Adecoagro SA 6% 9/21/2027 (d)		85,000	84,149
Marb Bondco PLC 3.95% 1/29/2031 (d)		160,000	137,901
			222,050
Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (d)		186,334	174,548
Yinson Boronia Production BV 8.947% 7/31/2042 (d)		495,000	526,574
			701,122
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (d)		575,514	475,662
Petrorio Luxembourg Holding Sarl 6.125% 6/9/2026 (d)		190,000	189,466
			665,128
TOTAL ENERGY			1,366,250

Financials - 0.0%
Financial Services - 0.0%
Azul Secured Finance II LLP ICE IBA - ICE TERM SOFR REFERENCE RATES 3M + 8.25%, 12.8203% 1/28/2025 pay-in-kind (b)(c)(d)		31,099	31,410
Cosan Luxembourg SA 7.25% 6/27/2031 (d)		465,000	472,487
Raizen Fuels Finance SA 5.7% 1/17/2035 (d)		200,000	192,468
Raizen Fuels Finance SA 6.95% 3/5/2054 (d)		270,000	277,452
			973,817
Industrials - 0.0%
Aerospace & Defense - 0.0%
Embraer Netherlands Finance BV 5.4% 2/1/2027		75,000	75,562
Embraer Netherlands Finance BV 6.95% 1/17/2028 (d)		135,000	140,189
Embraer Netherlands Finance BV 7% 7/28/2030 (d)		330,000	349,025
			564,776
Passenger Airlines - 0.0%
Azul Secured Finance LLP 11.5% 5/28/2029 (d)		293,193	186,178
Azul Secured Finance LLP 11.93% 8/28/2028 (d)		123,579	125,162
			311,340
TOTAL INDUSTRIALS			876,116

Materials - 0.1%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (d)		150,000	110,391
Braskem Netherlands Finance BV 7.25% 2/13/2033 (d)		430,000	415,084
Braskem Netherlands Finance BV 8.5% 1/12/2031 (d)		235,000	244,033
			769,508
Metals & Mining - 0.1%
CSN Inova Ventures 6.75% 1/28/2028 (d)		245,000	236,424
CSN Resources SA 5.875% 4/8/2032 (d)		195,000	164,531
CSN Resources SA 8.875% 12/5/2030 (d)		200,000	204,376
ERO Copper Corp 6.5% 2/15/2030 (d)		880,000	865,700
Nexa Resources SA 6.5% 1/18/2028 (d)		195,000	198,961
Nexa Resources SA 6.75% 4/9/2034 (d)		60,000	61,950
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(d)		1,212,159	1,178,219
Vale Overseas Ltd 6.4% 6/28/2054		305,000	308,218
			3,218,379
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (d)		200,000	204,040
Suzano Austria GmbH 3.75% 1/15/2031		95,000	85,322
Suzano Austria GmbH 5% 1/15/2030		240,000	234,396
			523,758
TOTAL MATERIALS			4,511,645

Utilities - 0.0%
Water Utilities - 0.0%
Aegea Finance Sarl 9% 1/20/2031 (d)		80,000	84,950
TOTAL BRAZIL			8,810,185
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 5% 10/14/2026 (d)		340,000	328,773
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.75% 9/19/2029 (d)(q)		1,000,000	992,330
CANADA - 0.4%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)		1,195,000	1,195,740
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)		565,000	574,336
			1,770,076
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (d)		95,000	86,730
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)		180,000	174,358
			261,088
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Baytex Energy Corp 7.375% 3/15/2032 (d)		285,000	283,956
Canadian Natural Resources Ltd 2.05% 7/15/2025		5,400,000	5,306,040
Canadian Natural Resources Ltd 3.85% 6/1/2027		2,700,000	2,644,427
Canadian Natural Resources Ltd 3.9% 2/1/2025		525,000	523,648
Canadian Natural Resources Ltd 5.85% 2/1/2035		525,000	540,866
Cenovus Energy Inc 3.75% 2/15/2052		210,000	154,124
Cenovus Energy Inc 5.25% 6/15/2037		717,000	693,633
Cenovus Energy Inc 5.4% 6/15/2047		146,000	137,297
Cenovus Energy Inc 6.75% 11/15/2039		58,000	64,309
Parkland Corp 4.625% 5/1/2030 (d)		250,000	232,819
Parkland Corp 6.625% 8/15/2032 (d)		980,000	986,053
			11,567,172
Financials - 0.0%
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (d)		150,000	147,900
Health Care - 0.0%
Pharmaceuticals - 0.0%
1375209 Bc Ltd 9% 1/30/2028 (d)		535,000	534,705
Industrials - 0.1%
Aerospace & Defense - 0.0%
Bombardier Inc 7% 6/1/2032 (d)		1,220,000	1,244,921
Bombardier Inc 7.875% 4/15/2027 (d)		344,000	344,917
			1,589,838
Commercial Services & Supplies - 0.1%
Garda World Security Corp 8.25% 8/1/2032 (d)		180,000	183,397
Garda World Security Corp 8.375% 11/15/2032 (d)		310,000	318,049
Wrangler Holdco Corp 6.625% 4/1/2032 (d)		1,140,000	1,174,346
			1,675,792
TOTAL INDUSTRIALS			3,265,630

Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (d)		600,000	547,313
Open Text Corp 3.875% 2/15/2028 (d)		1,155,000	1,090,192
			1,637,505
Materials - 0.1%
Chemicals - 0.1%
Methanex Corp 5.125% 10/15/2027		1,045,000	1,026,435
Methanex Corp 5.25% 12/15/2029		315,000	307,869
Methanex Corp 5.65% 12/1/2044		451,000	402,538
NOVA Chemicals Corp 5% 5/1/2025 (d)		1,310,000	1,304,359
NOVA Chemicals Corp 5.25% 6/1/2027 (d)		595,000	584,591
NOVA Chemicals Corp 7% 12/1/2031 (d)		270,000	275,921
			3,901,713
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (d)		65,000	64,059
TOTAL MATERIALS			3,965,772

TOTAL CANADA			23,149,848
CHILE - 0.1%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (d)		445,000	424,975
Wireless Telecommunication Services - 0.0%
VTR Comunicaciones SpA 4.375% 4/15/2029 (d)		70,000	62,125
VTR Comunicaciones SpA 5.125% 1/15/2028 (d)		315,000	295,706
			357,831
TOTAL COMMUNICATION SERVICES			782,806

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)		200,000	201,088
Empresa Nacional del Petroleo 6.15% 5/10/2033 (d)		85,000	86,302
			287,390
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par 4.05% 4/27/2026 (d)		580,000	559,292
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC 2.375% 10/14/2030 (d)		385,000	326,649
Antofagasta PLC 5.625% 5/13/2032 (d)		110,000	109,701
Corp Nacional del Cobre de Chile 3% 9/30/2029 (d)		50,000	44,968
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (d)		150,000	134,625
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (d)		595,000	417,244
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (d)		115,000	111,263
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (d)		150,000	152,156
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (d)		140,000	140,640
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (d)		80,000	82,975
			1,520,221
Paper & Forest Products - 0.0%
Inversiones CMPC SA 3% 4/6/2031 (d)		235,000	202,027
TOTAL MATERIALS			1,722,248

Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (d)		230,000	227,484
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (d)		77,200	78,768
			306,252
TOTAL CHILE			3,657,988
CHINA - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Baidu Inc 2.375% 10/9/2030		225,000	197,699
Tencent Holdings Ltd 1.81% 1/26/2026 (d)		110,000	106,341
Tencent Holdings Ltd 2.39% 6/3/2030 (d)		225,000	198,795
Tencent Holdings Ltd 3.975% 4/11/2029 (d)		80,000	77,626
			580,461
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031		135,000	115,797
JD.com Inc 3.375% 1/14/2030		380,000	355,589
Prosus NV 2.031% 8/3/2032 (q)	EUR	100,000	90,675
Prosus NV 3.061% 7/13/2031 (d)		200,000	170,688
Prosus NV 3.68% 1/21/2030 (d)		280,000	255,238
Prosus NV 4.027% 8/3/2050 (d)		270,000	186,300
Prosus NV 4.193% 1/19/2032 (d)		85,000	77,031
			1,251,318
Hotels, Restaurants & Leisure - 0.0%
Meituan 2.125% 10/28/2025 (d)		125,000	121,827
Meituan 3.05% 10/28/2030 (d)		290,000	259,518
Meituan 4.625% 10/2/2029 (d)		290,000	284,296
			665,641
TOTAL CONSUMER DISCRETIONARY			1,916,959

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd 3.421% 11/2/2030 (d)		255,000	232,197
Materials - 0.0%
Chemicals - 0.0%
ENN Clean Energy International Investment Ltd 3.375% 5/12/2026 (d)		245,000	238,466
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (d)		270,000	267,546
TOTAL CHINA			3,235,629
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (d)		95,000	82,849
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (d)		195,000	184,653
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (d)		960,000	487,584
Ecopetrol SA 4.625% 11/2/2031		160,000	133,098
Ecopetrol SA 8.375% 1/19/2036		115,000	112,872
Ecopetrol SA 8.875% 1/13/2033		630,000	648,963
Geopark Ltd 5.5% 1/17/2027 (d)		235,000	225,729
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)		1,150,000	1,088,453
			2,696,699
TOTAL ENERGY			2,881,352

Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (c)		200,000	209,562
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (d)		265,000	266,264
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enfragen Energia Sur SA 5.375% 12/30/2030 (d)		1,050,000	907,925
Termocandelaria Power SA 7.75% 9/17/2031 (d)		245,000	247,377
			1,155,302
TOTAL COLOMBIA			4,595,329
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (d)		195,000	209,008
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (q)	EUR	500,000	407,958
CPI Property Group SA 6% 1/27/2032 (q)	EUR	300,000	309,496
			717,454
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Energo-Pro AS 8.5% 2/4/2027 (d)		200,000	202,844
TOTAL CZECH REPUBLIC			920,298
DENMARK - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (q)	EUR	150,000	163,127
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (c)(q)	EUR	1,015,000	1,113,956
Jyske Bank A/S 5.125% 5/1/2035 (c)(q)	EUR	223,000	249,993
			1,363,949
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DSV Finance BV 3.25% 11/6/2030 (q)	EUR	400,000	430,012
TOTAL DENMARK			1,957,088
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (d)		230,000	235,679
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (d)(s)		970,000	991,177
Financials - 0.0%
Banks - 0.0%
Nordea Bank Abp 4.125% 5/5/2028 (q)	EUR	626,000	689,417
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (d)		255,000	242,250
TOTAL FINLAND			1,922,844
FRANCE - 0.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 5.125% 1/15/2029 (d)		705,000	533,414
Altice France SA 5.125% 7/15/2029 (d)		2,190,000	1,668,947
Altice France SA 5.5% 1/15/2028 (d)		69,000	53,515
Altice France SA 5.5% 10/15/2029 (d)		491,000	377,551
Iliad Holding SASU 7% 10/15/2028 (d)		26,000	26,403
Iliad Holding SASU 7% 4/15/2032 (d)(e)		405,000	409,368
Iliad Holding SASU 8.5% 4/15/2031 (d)		400,000	425,878
			3,495,076
Consumer Discretionary - 0.0%
Automobiles - 0.0%
RCI Banque SA 5.5% 10/9/2034 (c)(q)	EUR	200,000	216,929
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (d)		835,000	872,677
Viridien 8.75% 4/1/2027 (d)		920,000	898,370
			1,771,047
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA 2.159% 9/15/2029 (c)(d)		532,000	479,341
BNP Paribas SA 2.219% 6/9/2026 (c)(d)		1,520,000	1,497,374
BNP Paribas SA 2.5% 3/31/2032 (c)(q)	EUR	300,000	310,156
BNP Paribas SA 4.125% 5/24/2033 (q)	EUR	500,000	569,329
BPCE SA 5.716% 1/18/2030 (c)(d)		250,000	253,920
Societe Generale SA 1.488% 12/14/2026 (c)(d)		1,953,000	1,879,759
Societe Generale SA 4.75% 11/24/2025 (d)		470,000	467,326
Societe Generale SA 6.691% 1/10/2034 (c)(d)		798,000	842,821
			6,300,026
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Holding d'Infrastructures des Metiers de l'Environnement 0.625% 9/16/2028 (q)	EUR	249,000	232,439
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 4.75% 10/12/2034 (q)	EUR	200,000	231,919
Electricite de France SA 5.5% 1/25/2035 (q)	GBP	400,000	494,065
			725,984
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (q)	EUR	300,000	328,810
Engie SA 4.25% 9/6/2034 (q)	EUR	400,000	450,108
			778,918
TOTAL UTILITIES			1,504,902

TOTAL FRANCE			13,520,419
GERMANY - 0.7%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (q)	EUR	300,000	339,127
Schaeffler AG 4.75% 8/14/2029 (q)	EUR	300,000	321,768
ZF Europe Finance BV 2% 2/23/2026 (q)	EUR	200,000	206,193
ZF Finance GmbH 2% 5/6/2027 (q)	EUR	400,000	398,395
ZF North America Capital Inc 4.75% 4/29/2025 (d)		35,000	34,748
ZF North America Capital Inc 6.875% 4/14/2028 (d)		850,000	853,884
			2,154,115
Financials - 0.5%
Banks - 0.0%
Commerzbank AG 4.875% 10/16/2034 (c)(q)	EUR	200,000	219,475
Commerzbank AG 8.625% 2/28/2033 (c)(q)	GBP	200,000	273,889
			493,364
Capital Markets - 0.5%
Deutsche Bank AG 4.5% 4/1/2025		3,804,000	3,791,944
Deutsche Bank AG 4.5% 7/12/2035 (c)(q)	EUR	100,000	111,147
Deutsche Bank AG 6.125% 12/12/2030 (c)(q)	GBP	900,000	1,177,658
Deutsche Bank AG/New York NY 4.1% 1/13/2026		1,100,000	1,089,456
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (c)		10,000,000	9,877,648
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (c)		5,000,000	5,041,435
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)		980,000	1,024,189
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (c)		2,377,000	2,510,734
			24,624,211
TOTAL FINANCIALS			25,117,575

Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer AG 4.625% 5/26/2033 (q)	EUR	200,000	224,721
Bayer US Finance II LLC 4.25% 12/15/2025 (d)		3,209,000	3,181,370
Bayer US Finance LLC 6.375% 11/21/2030 (d)		617,000	642,753
Bayer US Finance LLC 6.5% 11/21/2033 (d)		709,000	739,008
			4,787,852
Industrials - 0.0%
Machinery - 0.0%
TK Elevator Holdco GmbH 7.625% 7/15/2028 (d)		375,000	376,412
Materials - 0.0%
Paper & Forest Products - 0.0%
Mercer International Inc 5.125% 2/1/2029 (s)		150,000	131,207
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
ACCENTRO 2 Wohneigentum GmbH 20% 12/31/2024 (m)	EUR	100,000	105,675
Accentro Real Estate AG 5.625% 2/13/2026 (p)(q)	EUR	504,000	244,890
Sirius Real Estate Ltd 1.125% 6/22/2026 (q)	EUR	400,000	409,595
			760,160
Utilities - 0.0%
Electric Utilities - 0.0%
Amprion GmbH 3.125% 8/27/2030 (q)	EUR	300,000	318,417
Amprion GmbH 3.625% 5/21/2031 (q)	EUR	100,000	108,813
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (c)(q)	EUR	600,000	579,389
EnBW International Finance BV 3.5% 7/22/2031 (q)	EUR	200,000	217,052
EnBW International Finance BV 3.75% 11/20/2035 (q)	EUR	850,000	916,851
			2,140,522
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.875% 4/16/2034 (d)		782,000	804,076
TOTAL UTILITIES			2,944,598

TOTAL GERMANY			36,271,919
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		286,000	271,611
Kosmos Energy Ltd 7.75% 5/1/2027 (d)		155,000	150,108
Kosmos Energy Ltd 8.75% 10/1/2031 (d)		885,000	844,898
Tullow Oil PLC 10.25% 5/15/2026 (d)		739,000	663,253
Tullow Oil PLC 7% 3/1/2025 (d)		380,000	362,231

TOTAL GHANA			2,292,101
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Azorra Finance Ltd 7.75% 4/15/2030 (d)		340,000	341,595
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)		340,000	349,000

TOTAL GRAND CAYMAN (UK OVERSEAS TER)			690,595
GUATEMALA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
CT Trust 5.125% 2/3/2032 (d)		350,000	317,953
Millicom International Cellular SA 4.5% 4/27/2031 (d)		165,000	146,355
Millicom International Cellular SA 5.125% 1/15/2028 (d)		882,000	850,583
Millicom International Cellular SA 6.25% 3/25/2029 (d)		1,440,000	1,427,846
Millicom International Cellular SA 7.375% 4/2/2032 (d)		245,000	249,594
			2,992,331
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (d)		235,000	221,488
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (d)		255,000	246,134
TOTAL GUATEMALA			3,459,953
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 2.95% 11/3/2033 (c)(q)		690,000	628,783
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (d)		265,000	250,237
TOTAL HONG KONG			879,020
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (d)		85,000	86,062
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 4.15% 7/18/2025 (d)		215,000	211,776
Shriram Finance Ltd 6.625% 4/22/2027 (d)		135,000	135,675
			347,451
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (d)		270,000	260,278
Information Technology - 0.0%
IT Services - 0.0%
CA Magnum Holdings 5.375% 10/31/2026 (d)		265,000	258,706
TOTAL INDIA			866,435
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (d)		325,000	322,836
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (d)		315,000	331,538
Medco Oak Tree Pte Ltd 7.375% 5/14/2026 (d)		50,000	50,723
Pertamina Persero PT 4.175% 1/21/2050 (d)		100,000	79,278
			784,375
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (d)		125,000	124,141
Freeport Indonesia PT 5.315% 4/14/2032 (d)		265,000	263,675
Freeport Indonesia PT 6.2% 4/14/2052 (d)		150,000	153,620
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (d)		450,000	452,109
			993,545
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (d)		90,000	90,056
TOTAL INDONESIA			1,867,976
IRELAND - 0.6%
Financials - 0.4%
Banks - 0.0%
AIB Group PLC 5.25% 10/23/2031 (c)(q)	EUR	125,000	146,413
AIB Group PLC 6.608% 9/13/2029 (c)(d)		434,000	457,781
			604,194
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		868,000	829,737
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		3,909,000	3,650,217
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		5,872,000	5,210,433
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026		561,000	557,828
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028		2,000,000	2,062,110
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		4,752,000	4,923,468
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025		731,000	736,625
			17,970,418
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (d)		800,000	791,750
GGAM Finance Ltd 6.875% 4/15/2029 (d)		1,430,000	1,459,397
GGAM Finance Ltd 7.75% 5/15/2026 (d)		440,000	448,471
GGAM Finance Ltd 8% 2/15/2027 (d)		275,000	284,869
			2,984,487
Industrials - 0.2%
Air Freight & Logistics - 0.0%
AerCap Global Aviation Trust 6.5% 6/15/2045 (c)(d)		250,000	249,820
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (d)		290,000	286,143
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)		880,000	869,137
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (d)		3,000,000	3,075,848
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (d)		3,000,000	3,070,587
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)		4,704,000	4,882,524
			12,184,239
TOTAL INDUSTRIALS			12,434,059

TOTAL IRELAND			33,993,158
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 4.875% 3/30/2026 (d)(q)		430,000	423,336
Energean Israel Finance Ltd 5.375% 3/30/2028 (d)(q)		345,000	320,499
Energean Israel Finance Ltd 5.875% 3/30/2031 (d)(q)		65,000	57,878
Energean PLC 6.5% 4/30/2027 (d)		634,000	632,614
Leviathan Bond Ltd 6.125% 6/30/2025 (d)(q)		215,000	213,973
			1,648,300
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		120,000	117,244
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		215,000	232,684
			349,928
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (d)(q)		260,000	231,010
TOTAL ISRAEL			2,229,238
ITALY - 0.1%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 4.198% 6/1/2032 (c)(d)		242,000	214,353
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)		3,773,000	3,784,990
Intesa Sanpaolo SpA 6.625% 6/20/2033 (d)		599,000	638,362
UniCredit SpA 5.861% 6/19/2032 (c)(d)		80,000	80,207
UniCredit SpA 7.296% 4/2/2034 (c)(d)		205,000	215,780
			4,933,692
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 5.5% 6/26/2034 (d)		300,000	305,142
TOTAL ITALY			5,238,834
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (d)		230,000	236,049
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (d)		195,000	165,263
KazMunayGas National Co JSC 5.375% 4/24/2030 (d)		30,000	29,546
KazMunayGas National Co JSC 5.75% 4/19/2047 (d)		80,000	71,500
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (d)		330,000	281,879

TOTAL KAZAKHSTAN			548,188
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (d)		240,000	246,589
POSCO 5.875% 1/17/2033 (d)		70,000	73,811

TOTAL KOREA (SOUTH)			320,400
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (d)		125,000	113,789
MEGlobal BV 4.25% 11/3/2026 (d)		130,000	127,238
MEGlobal Canada ULC 5% 5/18/2025 (d)		155,000	154,443

TOTAL KUWAIT			395,470
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (d)		1,565,000	1,185,531
Altice France Holding SA 6% 2/15/2028 (d)		375,000	99,476
			1,285,007
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA 6.5% 3/15/2030 (d)		365,000	339,219
Financials - 0.0%
Financial Services - 0.0%
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund 4.75% 3/27/2034 (q)	EUR	289,000	328,468
Cruise Yacht Upper HoldCo Ltd 11.875% 7/5/2028		200,000	206,066
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	1,929,600	703,695
			1,238,229
Industrials - 0.0%
Ground Transportation - 0.0%
Alpha Trains Finance SA 2.064% 6/30/2030 (q)	EUR	233,000	243,724
Information Technology - 0.0%
Software - 0.0%
ION Trading Technologies Sarl 5.75% 5/15/2028 (d)		245,000	227,027
ION Trading Technologies Sarl 9.5% 5/30/2029 (d)		195,000	201,431
			428,458
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (d)		140,000	123,137
Real Estate - 0.1%
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (q)	EUR	100,000	112,471
Real Estate Management & Development - 0.1%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (q)	EUR	1,093,000	1,063,781
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (q)	EUR	617,000	607,407
Blackstone Property Partners Europe Holdings Sarl 2.625% 10/20/2028 (q)	GBP	254,000	292,209
Logicor Financing Sarl 1.625% 1/17/2030 (q)	EUR	181,000	174,524
Logicor Financing Sarl 2% 1/17/2034 (q)	EUR	428,000	387,283
Logicor Financing Sarl 4.25% 7/18/2029 (q)	EUR	100,000	108,754
P3 Group Sarl 4% 4/19/2032 (q)	EUR	300,000	322,692
			2,956,650
TOTAL REAL ESTATE			3,069,121

TOTAL LUXEMBOURG			6,726,895
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (d)		265,000	235,932
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (d)		235,000	165,717
Petronas Capital Ltd 3.5% 4/21/2030 (d)		120,000	112,912
			278,629
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.625% 4/6/2025 (d)		155,000	154,047
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (d)		450,000	438,030
			592,077
TOTAL MALAYSIA			1,106,638
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (d)		500,000	499,755
MEXICO - 1.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (d)		205,000	158,875
Hotels, Restaurants & Leisure - 0.0%
Bimbo Bakeries USA Inc 6.4% 1/15/2034 (d)		190,000	201,601
TOTAL CONSUMER DISCRETIONARY			360,476

Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
FEL Energy VI SARL 5.75% 12/1/2040 (d)		113,968	105,350
Petroleos Mexicanos 5.95% 1/28/2031		39,470,000	33,894,665
Petroleos Mexicanos 6.35% 2/12/2048		3,548,000	2,437,476
Petroleos Mexicanos 6.49% 1/23/2027		570,000	559,422
Petroleos Mexicanos 6.5% 3/13/2027		445,000	434,155
Petroleos Mexicanos 6.5% 6/2/2041		85,000	63,376
Petroleos Mexicanos 6.625% 6/15/2035		1,020,000	832,601
Petroleos Mexicanos 6.7% 2/16/2032		5,045,000	4,470,375
Petroleos Mexicanos 6.75% 9/21/2047		13,445,000	9,611,831
Petroleos Mexicanos 6.84% 1/23/2030		1,532,000	1,418,058
Petroleos Mexicanos 6.875% 8/4/2026		200,000	198,774
Petroleos Mexicanos 6.95% 1/28/2060		1,224,000	872,229
Petroleos Mexicanos 7.69% 1/23/2050		4,015,000	3,144,588
			58,042,900
Financials - 0.0%
Banks - 0.0%
BBVA Bancomer SA/Texas 5.25% 9/10/2029 (d)		215,000	212,098
Industrials - 0.0%
Industrial Conglomerates - 0.0%
KUO SAB De CV 5.75% 7/7/2027 (d)		310,000	303,335
Materials - 0.1%
Chemicals - 0.1%
Braskem Idesa SAPI 6.99% 2/20/2032 (d)		180,000	134,915
Braskem Idesa SAPI 7.45% 11/15/2029 (d)		325,000	263,150
Orbia Advance Corp SAB de CV 1.875% 5/11/2026 (d)		275,000	260,425
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (d)		140,000	116,593
			775,083
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (d)		155,000	113,779
TOTAL MATERIALS			888,862

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (d)		245,000	255,842
TOTAL MEXICO			60,063,513
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 3.75% 6/23/2031 (d)		230,000	200,316
OCP SA 6.75% 5/2/2034 (d)		255,000	263,826
OCP SA 6.875% 4/25/2044 (d)		160,000	157,301
OCP SA 7.5% 5/2/2054 (d)		115,000	119,060

TOTAL MOROCCO			740,503
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
European Investment Bank 3% 11/15/2028 (q)	EUR	630,000	684,181
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (q)	EUR	200,000	221,195
Entertainment - 0.0%
Universal Music Group NV 4% 6/13/2031 (q)	EUR	289,000	322,038
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (d)		450,000	415,636
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (q)	EUR	400,000	456,937
Sigma Holdco BV 7.875% 5/15/2026 (d)		496,000	492,915
			949,852
Financials - 0.1%
Banks - 0.1%
ABN AMRO Bank NV 3.875% 1/15/2032 (q)	EUR	500,000	549,264
Cooperatieve Rabobank UA 3.822% 7/26/2034 (q)	EUR	100,000	110,931
Cooperatieve Rabobank UA 4% 1/10/2030 (q)	EUR	600,000	666,758
Cooperatieve Rabobank UA 4.375% 8/4/2025		500,000	496,718
ING Groep NV 4.5% 5/23/2029 (c)(q)	EUR	400,000	443,384
ING Groep NV 4.75% 5/23/2034 (c)(q)	EUR	1,200,000	1,395,868
			3,662,923
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Royal Schiphol Group NV 3.375% 9/17/2036 (q)	EUR	350,000	376,011
Materials - 0.0%
Containers & Packaging - 0.0%
Trivium Packaging Finance BV 5.5% 8/15/2026 (d)		260,000	259,473
Trivium Packaging Finance BV 8.5% 8/15/2027 (d)		375,000	375,670
			635,143
TOTAL NETHERLANDS			6,582,798
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (d)		575,000	568,531
IHS Holding Ltd 6.25% 11/29/2028 (d)		55,000	51,914
IHS Holding Ltd 7.875% 5/29/2030 (d)		475,000	466,688
IHS Holding Ltd 8.25% 11/29/2031 (d)		250,000	245,703
			1,332,836
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SEPLAT Energy PLC 7.75% 4/1/2026 (d)		45,000	44,739
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (d)		230,000	229,425
TOTAL NIGERIA			1,607,000
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)		540,000	552,894
TGS ASA 8.5% 1/15/2030 (d)(e)		320,000	328,048
			880,942
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 0.25% 2/23/2029 (c)(q)	EUR	279,000	271,351
TOTAL NORWAY			1,152,293
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (d)		825,000	825,107
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (d)		460,000	418,744
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 6.875% 9/15/2027 (d)		1,348,000	1,337,251
TOTAL COMMUNICATION SERVICES			2,581,102

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (d)		105,000	77,175
TOTAL PANAMA			2,658,277
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (d)		303,000	300,728
PERU - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Camposol SA 6% 2/3/2027 (d)		230,000	214,427
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (c)(d)		235,000	230,594
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Auna SA 10% 12/15/2029 (d)		115,000	121,674
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 5.5% 7/23/2026 (d)		170,000	168,824
Volcan Cia Minera SAA 8.75% 1/24/2030 (d)		736,000	702,821
			871,645
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (d)		230,000	223,721
TOTAL PERU			1,662,061
POLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (q)	EUR	568,000	544,958
PORTUGAL - 0.0%
Financials - 0.0%
Insurance - 0.0%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (c)(q)	EUR	300,000	317,231
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (d)		705,000	578,694
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (d)		875,000	796,289

TOTAL PUERTO RICO			1,374,983
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (d)		170,000	149,335
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (d)		350,000	329,640
QatarEnergy 2.25% 7/12/2031 (d)		925,000	792,901
QatarEnergy 3.125% 7/12/2041 (d)		535,000	405,653
QatarEnergy 3.3% 7/12/2051 (d)		815,000	576,613
			2,104,807
TOTAL QATAR			2,254,142
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (d)		650,000	562,859
SA Global Sukuk Ltd 1.602% 6/17/2026 (d)		340,000	323,000
Saudi Arabian Oil Co 2.25% 11/24/2030 (d)		445,000	383,185
Saudi Arabian Oil Co 3.25% 11/24/2050 (d)		345,000	235,135
Saudi Arabian Oil Co 3.5% 11/24/2070 (d)		135,000	86,092
Saudi Arabian Oil Co 3.5% 4/16/2029 (d)		710,000	671,632
Saudi Arabian Oil Co 4.25% 4/16/2039 (d)		785,000	695,463
Saudi Arabian Oil Co 4.375% 4/16/2049 (d)		120,000	100,013
Saudi Arabian Oil Co 5.875% 7/17/2064 (d)		200,000	195,000
			3,252,379
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (d)		270,000	270,759
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (d)		270,000	271,350
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (d)		400,000	408,500
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (d)		120,000	124,987
			1,075,596
TOTAL SAUDI ARABIA			4,327,975
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (d)		335,000	334,896
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)		1,095,000	796,613
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (d)		145,000	146,586
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		555,000	534,188
Sasol Financing USA LLC 5.5% 3/18/2031		100,000	86,798
			620,986
Metals & Mining - 0.0%
Stillwater Mining Co 4% 11/16/2026 (d)		175,000	166,414
TOTAL MATERIALS			787,400

Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (d)		350,000	349,346
Eskom Holdings SOC Ltd 7.125% 2/11/2025 (d)		395,000	395,000
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (d)		95,000	99,483
			843,829
TOTAL SOUTH AFRICA			2,574,428
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (c)		400,000	407,962
CaixaBank SA 3.625% 9/19/2032 (c)(q)	EUR	1,100,000	1,180,129
			1,588,091
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (d)		455,000	415,118
Health Care Equipment & Supplies - 0.0%
Werfen SA/Spain 4.625% 6/6/2028 (q)	EUR	600,000	664,808
TOTAL HEALTH CARE			1,079,926

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (d)		30,000	28,372
TOTAL SPAIN			2,696,389
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden AB 4.375% 3/6/2027 (q)	EUR	700,000	689,794
Heimstaden Bostad AB 3.875% 11/5/2029 (q)	EUR	475,000	500,129
Samhallsbyggnadsbolaget i Norden AB 2.25% 8/12/2027 (p)(q)	EUR	135,000	111,558

TOTAL SWEDEN			1,301,481
SWITZERLAND - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
UBS Group AG 1.494% 8/10/2027 (c)(d)		1,190,000	1,123,091
UBS Group AG 2.125% 11/15/2029 (c)(q)	GBP	385,000	439,417
UBS Group AG 3.75% 3/26/2025		1,200,000	1,195,546
UBS Group AG 3.869% 1/12/2029 (c)(d)		1,570,000	1,522,396
UBS Group AG 4.125% 6/9/2033 (c)(q)	EUR	378,000	421,767
UBS Group AG 4.125% 9/24/2025 (d)		500,000	497,421
UBS Group AG 4.194% 4/1/2031 (c)(d)		2,010,000	1,929,011
UBS Group AG 4.55% 4/17/2026		388,000	387,293
UBS Group AG 4.75% 3/17/2032 (c)(q)	EUR	1,093,000	1,255,233
UBS Group AG 5.428% 2/8/2030 (c)(d)		5,000,000	5,085,225
UBS Group AG 6.537% 8/12/2033 (c)(d)		10,000,000	10,821,391
			24,677,791
Insurance - 0.0%
Argentum Netherlands BV 5.625% 8/15/2052 (c)(q)		393,000	392,018
Argentum Netherlands BV 5.75% 8/15/2050 (c)(q)		775,000	773,046
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (c)(d)		200,000	198,554
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (c)(q)		374,000	324,905
			1,688,523
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)		1,515,000	1,336,471
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (d)		434,000	426,670
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)		30,000	30,027
			1,793,168
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (d)		555,000	556,946
Consolidated Energy Finance SA 5.625% 10/15/2028 (d)		110,000	94,717
			651,663
TOTAL SWITZERLAND			28,811,145
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)		1,690,000	1,718,054
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (d)		105,000	74,960
TURKEY - 0.0%
Financials - 0.0%
Banks - 0.0%
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (d)		140,000	148,351
Industrials - 0.0%
Building Products - 0.0%
Sisecam UK PLC 8.625% 5/2/2032 (d)		345,000	348,026
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (d)		154,000	151,753
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Aydem Yenilenebilir Enerji AS 7.75% 2/2/2027 (d)		155,000	154,079
TOTAL TURKEY			802,209
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (d)		116,756	88,151
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.65% 7/19/2025 pay-in-kind (q)		133,369	124,033

TOTAL UKRAINE			212,184
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (d)		230,000	216,920
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (d)		131,629	113,896
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (d)		790,000	654,318
			985,134
Financials - 0.1%
Financial Services - 0.1%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (d)		265,000	252,495
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (d)		230,000	237,019
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (d)		280,000	256,105
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (d)		120,000	114,377
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (d)		390,000	368,184
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (d)		145,000	149,660
			1,377,840
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (d)		170,000	160,361
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (d)		295,000	284,122
			444,483
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (q)		200,000	207,407
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (d)		235,000	190,627
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (d)		150,000	147,636
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (d)		135,000	132,550
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (d)		280,000	269,850
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (d)		85,000	85,120
			825,783
TOTAL UNITED ARAB EMIRATES			3,840,647
UNITED KINGDOM - 1.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (d)		115,000	106,130
Media - 0.0%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (d)		2,435,000	2,150,464
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC 4.875% 10/3/2078 (c)(q)	GBP	106,000	133,913
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)		75,000	77,556
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (d)		365,000	385,101
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (d)		1,130,000	1,187,503
			1,650,160
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (d)		835,000	807,958
Broadline Retail - 0.1%
John Lewis PLC 4.25% 12/18/2034 (q)	GBP	100,000	98,670
John Lewis PLC 6.125% 1/21/2025	GBP	1,656,000	2,108,028
Marks & Spencer PLC 4.5% 7/10/2027 (p)(q)	GBP	339,000	416,568
			2,623,266
Hotels, Restaurants & Leisure - 0.0%
Compass Group PLC 3.25% 9/16/2033 (q)	EUR	375,000	402,659
InterContinental Hotels Group PLC 3.375% 10/8/2028 (q)	GBP	254,000	303,914
Merlin Entertainments Group US Holdings Inc 7.375% 2/15/2031 (d)		150,000	146,782
Whitbread Group PLC 2.375% 5/31/2027 (q)	GBP	249,000	295,747
Whitbread Group PLC 3.375% 10/16/2025 (q)	GBP	1,045,000	1,307,067
			2,456,169
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (q)	GBP	648,000	663,569
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (d)		505,000	505,631
TOTAL CONSUMER DISCRETIONARY			8,706,753

Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.0%
Tesco Corporate Treasury Services PLC 2.75% 4/27/2030 (q)	GBP	380,000	433,131
Household Products - 0.0%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/2033 (q)	EUR	378,000	419,350
Tobacco - 0.4%
BAT Capital Corp 4.7% 4/2/2027		1,252,000	1,250,667
BAT Capital Corp 4.906% 4/2/2030		1,500,000	1,497,401
BAT Capital Corp 5.282% 4/2/2050		1,500,000	1,386,209
BAT Capital Corp 6% 2/20/2034		10,000,000	10,494,438
BAT Capital Corp 6.421% 8/2/2033		1,137,000	1,226,420
BAT International Finance PLC 4.125% 4/12/2032 (q)	EUR	1,017,000	1,110,981
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (q)	EUR	602,000	695,616
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)		764,000	786,615
Reynolds American Inc 7.25% 6/15/2037		75,000	84,644
			18,532,991
TOTAL CONSUMER STAPLES			19,385,472

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
eG Global Finance PLC 12% 11/30/2028 (d)		2,365,000	2,651,143
Harbour Energy PLC 5.5% 10/15/2026 (d)		55,000	54,755
			2,705,898
Financials - 0.7%
Banks - 0.7%
Barclays PLC 5.088% 6/20/2030 (c)		1,421,000	1,402,078
Barclays PLC 5.2% 5/12/2026		1,318,000	1,319,154
Barclays PLC 5.262% 1/29/2034 (c)(q)	EUR	821,000	973,536
Barclays PLC 5.69% 3/12/2030 (c)		3,094,000	3,157,444
Barclays PLC 5.829% 5/9/2027 (c)		2,370,000	2,397,021
Barclays PLC 6.224% 5/9/2034 (c)		8,576,000	9,037,106
Barclays PLC 6.49% 9/13/2029 (c)		2,400,000	2,520,839
Barclays PLC 6.692% 9/13/2034 (c)		2,000,000	2,174,226
Barclays PLC 8.407% 11/14/2032 (c)(q)	GBP	317,000	431,412
HSBC Holdings PLC 4.787% 3/10/2032 (c)(q)	EUR	547,000	629,259
HSBC Holdings PLC 4.856% 5/23/2033 (c)(q)	EUR	640,000	746,147
HSBC Holdings PLC 6.8% 9/14/2031 (c)	GBP	139,000	190,218
HSBC Holdings PLC 8.201% 11/16/2034 (c)(q)	GBP	225,000	314,525
Lloyds Banking Group PLC 1.985% 12/15/2031 (c)	GBP	459,000	548,170
Lloyds Banking Group PLC 4.5% 1/11/2029 (c)(q)	EUR	260,000	287,833
Lloyds Banking Group PLC 4.75% 9/21/2031 (c)(q)	EUR	925,000	1,057,489
NatWest Group PLC 2.105% 11/28/2031 (c)(q)	GBP	638,000	764,455
NatWest Group PLC 3.073% 5/22/2028 (c)		951,000	911,300
NatWest Group PLC 3.622% 8/14/2030 (c)(q)	GBP	237,000	298,690
NatWest Group PLC 4.771% 2/16/2029 (c)(q)	EUR	592,000	659,827
NatWest Group PLC 5.847% 3/2/2027 (c)		3,394,000	3,430,648
NatWest Group PLC 7.416% 6/6/2033 (c)(q)	GBP	341,000	456,639
Virgin Money UK PLC 7.625% 8/23/2029 (c)(q)	GBP	586,000	806,978
			34,514,994
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (q)	GBP	385,000	552,175
TOTAL FINANCIALS			35,067,169

Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (d)		590,000	544,072
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (q)	EUR	736,000	780,748
Trading Companies & Distributors - 0.0%
Travis Perkins PLC 3.75% 2/17/2026 (q)	GBP	332,000	412,420
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (q)	GBP	505,000	643,027
TOTAL INDUSTRIALS			1,836,195

Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (d)		123,000	130,788
Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (q)	GBP	200,000	251,816
Real Estate Management & Development - 0.0%
Tritax EuroBox PLC 0.95% 6/2/2026 (q)	EUR	235,000	241,074
TOTAL REAL ESTATE			492,890

Utilities - 0.1%
Electric Utilities - 0.0%
NGG Finance PLC 2.125% 9/5/2082 (c)(q)	EUR	555,000	562,417
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (q)	EUR	375,000	402,761
			965,178
Gas Utilities - 0.0%
Southern Gas Networks PLC 3.5% 10/16/2030 (q)	EUR	375,000	399,119
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)		925,000	926,049
Water Utilities - 0.1%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (q)	GBP	179,000	182,920
Anglian Water Services Financing PLC 5.875% 6/20/2031 (q)	GBP	100,000	127,922
Anglian Water Services Financing PLC 6.25% 9/12/2044 (q)	GBP	300,000	375,588
Anglian Water Services Financing PLC 6.293% 7/30/2030 (q)	GBP	305,000	396,434
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (q)	GBP	348,000	415,792
Southern Water Services Finance Ltd 1.625% 3/30/2027 (q)	GBP	222,000	221,135
Southern Water Services Finance Ltd 2.375% 5/28/2028 (q)	GBP	240,000	237,469
SW Finance I PLC 7.375% 12/12/2041 (q)	GBP	246,000	263,321
			2,220,581
TOTAL UTILITIES			4,510,927

TOTAL UNITED KINGDOM			75,770,671
UNITED STATES - 20.0%
Communication Services - 2.5%
Diversified Telecommunication Services - 0.4%
AT&T Inc 2.55% 12/1/2033		13,339,000	10,992,611
AT&T Inc 3.8% 12/1/2057		4,105,000	3,021,007
AT&T Inc 4.3% 2/15/2030		559,000	547,873
AT&T Inc 5.15% 11/15/2046		1,000,000	959,551
Consolidated Communications Inc 5% 10/1/2028 (d)		148,000	138,979
Frontier Communications Holdings LLC 6% 1/15/2030 (d)		500,000	502,365
Level 3 Financing Inc 10% 10/15/2032 (d)		65,000	64,843
Level 3 Financing Inc 10.5% 5/15/2030 (d)		720,000	790,199
Level 3 Financing Inc 11% 11/15/2029 (d)		130,000	147,716
Level 3 Financing Inc 3.625% 1/15/2029 (d)		149,000	118,828
Level 3 Financing Inc 3.75% 7/15/2029 (d)		31,000	24,231
Level 3 Financing Inc 3.875% 10/15/2030 (d)		120,000	95,700
Level 3 Financing Inc 4% 4/15/2031 (d)		25,000	19,813
Level 3 Financing Inc 4.25% 7/1/2028 (d)		70,000	61,950
Level 3 Financing Inc 4.5% 4/1/2030 (d)		1,490,000	1,245,578
Level 3 Financing Inc 4.625% 9/15/2027 (d)		35,000	32,200
Lumen Technologies Inc 4.5% 1/15/2029 (d)		70,000	58,800
Verizon Communications Inc 2.55% 3/21/2031		1,065,000	931,205
Verizon Communications Inc 3.75% 2/28/2036	EUR	193,000	211,621
Verizon Communications Inc 4.78% 2/15/2035 (d)		1,330,000	1,296,814
Verizon Communications Inc 4.862% 8/21/2046		1,250,000	1,167,010
Verizon Communications Inc 5.012% 4/15/2049		16,000	15,556
Zayo Group Holdings Inc 4% 3/1/2027 (d)(s)		500,000	471,478
			22,915,928
Media - 1.8%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)		605,000	579,585
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		1,890,000	1,669,898
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (d)		3,945,000	3,855,013
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (d)		890,000	877,979
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		5,694,000	4,599,849
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		6,526,000	5,967,755
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		3,725,000	3,154,030
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		3,941,000	3,366,238
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		2,499,000	2,087,319
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048		861,000	769,692
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		1,898,000	1,952,761
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		15,310,000	16,049,545
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034		11,000,000	11,595,540
Clear Channel Outdoor Holdings Inc 5.125% 8/15/2027 (d)		165,000	161,042
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (d)		445,000	393,853
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)		400,000	414,130
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (d)		250,000	265,203
Comcast Corp 6.45% 3/15/2037		365,000	404,910
CSC Holdings LLC 3.375% 2/15/2031 (d)		3,115,000	2,258,991
CSC Holdings LLC 4.125% 12/1/2030 (d)		5,000	3,755
CSC Holdings LLC 4.5% 11/15/2031 (d)		365,000	273,949
CSC Holdings LLC 4.625% 12/1/2030 (d)		1,590,000	888,265
CSC Holdings LLC 5.375% 2/1/2028 (d)		100,000	87,114
Discovery Communications LLC 3.625% 5/15/2030		708,000	640,343
Discovery Communications LLC 4.125% 5/15/2029		46,000	43,480
Discovery Communications LLC 5% 9/20/2037		2,800,000	2,457,647
DISH DBS Corp 5.125% 6/1/2029		245,000	162,255
DISH DBS Corp 7.375% 7/1/2028		55,000	41,596
EchoStar Corp 10.75% 11/30/2029		3,112,506	3,367,034
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)		712,827	643,676
Sirius XM Radio Inc 5.5% 7/1/2029 (d)		1,180,000	1,153,226
Time Warner Cable LLC 6.75% 6/15/2039		545,000	551,628
Time Warner Cable LLC 7.3% 7/1/2038		2,420,000	2,549,345
Univision Communications Inc 7.375% 6/30/2030 (d)		1,520,000	1,465,348
Univision Communications Inc 8.5% 7/31/2031 (d)		875,000	868,032
Warnermedia Holdings Inc 3.755% 3/15/2027		973,000	942,359
Warnermedia Holdings Inc 4.054% 3/15/2029		291,000	275,276
Warnermedia Holdings Inc 4.279% 3/15/2032		34,816,000	31,417,108
Warnermedia Holdings Inc 4.693% 5/17/2033	EUR	350,000	382,408
Warnermedia Holdings Inc 5.05% 3/15/2042		738,000	623,526
Warnermedia Holdings Inc 5.141% 3/15/2052		3,903,000	3,137,448
			112,398,151
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 3.75% 4/15/2027		1,250,000	1,224,551
T-Mobile USA Inc 3.875% 4/15/2030		2,100,000	2,006,408
T-Mobile USA Inc 4.375% 4/15/2040		269,000	242,222
T-Mobile USA Inc 4.5% 4/15/2050		528,000	456,523
T-Mobile USA Inc 5.05% 7/15/2033		13,000,000	13,039,229
			16,968,933
TOTAL COMMUNICATION SERVICES			152,283,012

Consumer Discretionary - 0.7%
Automobile Components - 0.0%
Patrick Industries Inc 6.375% 11/1/2032 (d)		595,000	588,645
Automobiles - 0.1%
Ford Motor Co 3.25% 2/12/2032		4,000,000	3,411,852
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (b)(c)(d)		365,000	365,859
			3,777,711
Broadline Retail - 0.0%
Kohl's Corp 4.25% 7/17/2025		110,000	108,498
Match Group Holdings II LLC 4.125% 8/1/2030 (d)		205,000	185,539
Nordstrom Inc 4.375% 4/1/2030		315,000	287,814
Wayfair LLC 7.25% 10/31/2029 (d)(s)		300,000	304,018
			885,869
Distributors - 0.0%
Gates Corp/DE 6.875% 7/1/2029 (d)		140,000	143,688
Diversified Consumer Services - 0.1%
Service Corp International/US 5.125% 6/1/2029		1,110,000	1,092,155
Service Corp International/US 5.75% 10/15/2032		800,000	797,035
Sotheby's 7.375% 10/15/2027 (d)		445,000	440,035
StoneMor Inc 8.5% 5/15/2029 (d)		173,000	155,776
TKC Holdings Inc 10.5% 5/15/2029 (d)		1,060,000	1,083,801
TKC Holdings Inc 6.875% 5/15/2028 (d)		300,000	299,851
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (d)		1,135,000	1,133,647
			5,002,300
Hotels, Restaurants & Leisure - 0.3%
Aramark Services Inc 5% 2/1/2028 (d)		1,090,000	1,067,186
Caesars Entertainment Inc 4.625% 10/15/2029 (d)(s)		920,000	865,983
Caesars Entertainment Inc 6% 10/15/2032 (d)(s)		1,425,000	1,400,706
Caesars Entertainment Inc 6.5% 2/15/2032 (d)		770,000	785,459
Carnival Corp 6% 5/1/2029 (d)		400,000	401,399
Carnival Corp 7.625% 3/1/2026 (d)		965,000	971,263
Fertitta Entertainment LLC / Fertitta Entertainment Finance CO Inc 6.75% 1/15/2030 (d)		1,310,000	1,227,257
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)		1,195,000	1,053,637
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)		305,000	305,448
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)		1,435,000	1,447,654
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc 6.625% 1/15/2032 (d)		50,000	50,598
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (d)(s)		500,000	475,111
Life Time Inc 5.75% 1/15/2026 (d)		250,000	249,910
Life Time Inc 6% 11/15/2031 (d)		1,105,000	1,105,357
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (d)		495,000	445,419
McDonald's Corp 3.5% 7/1/2027		353,000	344,480
Mohegan Tribal Gaming Authority 8% 2/1/2026 (d)		530,000	526,697
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (d)		165,000	164,752
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)		2,100,000	2,103,664
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)		1,050,000	1,063,196
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (d)(s)		2,755,000	2,738,724
Yum! Brands Inc 4.625% 1/31/2032		980,000	921,656
			19,715,556
Household Durables - 0.0%
Landsea Homes Corp 8.875% 4/1/2029 (d)		140,000	143,548
LGI Homes Inc 7% 11/15/2032 (d)		550,000	554,939
LGI Homes Inc 8.75% 12/15/2028 (d)		201,000	213,242
Newell Brands Inc 6.375% 5/15/2030		345,000	351,419
Newell Brands Inc 6.625% 5/15/2032		265,000	269,652
Newell Brands Inc 6.875% 4/1/2036 (p)		285,000	289,764
TopBuild Corp 4.125% 2/15/2032 (d)		385,000	346,087
			2,168,651
Specialty Retail - 0.2%
AutoNation Inc 4.75% 6/1/2030		156,000	153,090
AutoZone Inc 4% 4/15/2030		1,110,000	1,069,414
Bath & Body Works Inc 6.625% 10/1/2030 (d)		510,000	522,203
Carvana Co 12% 12/1/2028 pay-in-kind (c)(d)		238,500	254,034
Carvana Co 13% 6/1/2030 pay-in-kind (c)(d)		266,250	292,553
Carvana Co 5.625% 10/1/2025 (d)		870,000	861,381
Champions Financing Inc 8.75% 2/15/2029 (d)		710,000	714,072
Hudson Automotive Group 8% 5/15/2032 (d)		140,000	146,877
LBM Acquisition LLC 6.25% 1/15/2029 (d)		525,000	491,197
Lowe's Cos Inc 3.35% 4/1/2027		149,000	144,989
Lowe's Cos Inc 3.75% 4/1/2032		459,000	427,996
Lowe's Cos Inc 4.25% 4/1/2052		1,870,000	1,534,560
Lowe's Cos Inc 4.45% 4/1/2062		2,116,000	1,744,572
O'Reilly Automotive Inc 4.2% 4/1/2030		246,000	239,349
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (s)		150,000	153,171
Staples Inc 10.75% 9/1/2029 (d)		450,000	443,669
Staples Inc 12.75% 1/15/2030 (d)		338,275	279,186
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)		300,000	310,500
			9,782,813
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co 3.5% 3/1/2031 (d)		1,005,000	892,045
Wolverine World Wide Inc 4% 8/15/2029 (d)		250,000	220,087
			1,112,132
TOTAL CONSUMER DISCRETIONARY			43,177,365

Consumer Staples - 0.4%
Beverages - 0.1%
Coca-Cola Co/The 3.375% 3/25/2027		1,279,000	1,255,163
Coca-Cola Co/The 3.45% 3/25/2030		713,000	682,787
Molson Coors Beverage Co 5% 5/1/2042		2,945,000	2,817,140
Triton Water Holdings 6.25% 4/1/2029 (d)		455,000	452,595
			5,207,685
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)		650,000	626,029
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (d)		350,000	356,050
C&S Group Enterprises LLC 5% 12/15/2028 (d)		595,000	488,672
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)		970,000	1,015,523
Kroger Co/The 4.65% 9/15/2029		2,680,000	2,686,632
Kroger Co/The 4.9% 9/15/2031		2,680,000	2,693,283
Kroger Co/The 5% 9/15/2034		2,680,000	2,664,109
Performance Food Group Inc 6.125% 9/15/2032 (d)		790,000	797,006
Sysco Corp 5.95% 4/1/2030		471,000	495,672
Sysco Corp 6.6% 4/1/2050		710,000	806,046
United Natural Foods Inc 6.75% 10/15/2028 (d)		87,000	85,627
US Foods Inc 4.625% 6/1/2030 (d)		1,030,000	981,173
US Foods Inc 5.75% 4/15/2033 (d)		270,000	266,592
US Foods Inc 7.25% 1/15/2032 (d)		180,000	187,886
Walgreens Boots Alliance Inc 8.125% 8/15/2029 (s)		200,000	201,385
			14,351,685
Food Products - 0.0%
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (c)(d)		235,000	248,226
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)		175,000	184,593
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)		1,215,000	1,112,542
Post Holdings Inc 6.25% 10/15/2034 (d)		280,000	276,691
Post Holdings Inc 6.375% 3/1/2033 (d)		600,000	597,661
			2,419,713
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (d)		210,000	213,314
Tobacco - 0.1%
Altria Group Inc 3.875% 9/16/2046		1,521,000	1,168,165
Altria Group Inc 4.25% 8/9/2042		932,000	779,333
Altria Group Inc 4.5% 5/2/2043		632,000	542,841
Altria Group Inc 4.8% 2/14/2029		173,000	172,754
Altria Group Inc 5.95% 2/14/2049		600,000	617,026
			3,280,119
TOTAL CONSUMER STAPLES			25,472,516

Energy - 2.4%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)		300,000	304,101
Nabors Industries Inc 8.875% 8/15/2031 (d)		150,000	144,918
Star Holding LLC 8.75% 8/1/2031 (d)		190,000	186,835
Transocean Inc 8% 2/1/2027 (d)		490,000	489,792
Transocean Inc 8.25% 5/15/2029 (d)		560,000	565,132
Transocean Inc 8.5% 5/15/2031 (d)		755,000	765,655
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027		165,000	166,045
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (d)		230,000	235,637
Valaris Ltd 8.375% 4/30/2030 (d)		280,000	285,169
			3,143,284
Oil, Gas & Consumable Fuels - 2.3%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (d)		465,000	482,268
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (d)		2,435,000	2,429,990
Blue Racer Midstream LLC / Blue Racer Finance Corp 7% 7/15/2029 (d)		80,000	82,341
Blue Racer Midstream LLC / Blue Racer Finance Corp 7.25% 7/15/2032 (d)		80,000	82,948
California Resources Corp 8.25% 6/15/2029 (d)		960,000	985,199
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (d)		136,000	139,130
Cheniere Energy Partners LP 3.25% 1/31/2032		925,000	814,296
Cheniere Energy Partners LP 5.75% 8/15/2034 (d)		270,000	275,632
CNX Midstream Partners LP 4.75% 4/15/2030 (d)		975,000	908,058
Columbia Pipeline Group Inc 5.8% 6/1/2045		10,000	10,061
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (d)		290,000	301,995
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)		5,781,000	6,093,508
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)		233,000	251,313
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)		420,000	464,419
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)		252,000	282,945
Comstock Resources Inc 5.875% 1/15/2030 (d)		380,000	358,303
Comstock Resources Inc 6.75% 3/1/2029 (d)(s)		525,000	517,634
CrownRock LP / CrownRock Finance Inc 5% 5/1/2029 (d)		350,000	354,971
CVR Energy Inc 5.75% 2/15/2028 (d)		385,000	364,295
CVR Energy Inc 8.5% 1/15/2029 (d)		1,105,000	1,085,965
DCP Midstream Operating LP 5.125% 5/15/2029		659,000	665,063
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)		70,000	70,369
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)		297,000	309,665
DT Midstream Inc 5.8% 12/15/2034 (d)(e)		621,000	631,962
Energy Transfer LP 3.75% 5/15/2030		481,000	453,860
Energy Transfer LP 4.95% 6/15/2028		494,000	497,451
Energy Transfer LP 5% 5/15/2050		4,089,000	3,647,383
Energy Transfer LP 5.25% 4/15/2029		350,000	355,178
Energy Transfer LP 5.4% 10/1/2047		1,023,000	962,461
Energy Transfer LP 5.75% 2/15/2033		4,000,000	4,106,908
Energy Transfer LP 5.8% 6/15/2038		275,000	280,367
Energy Transfer LP 6% 6/15/2048		1,279,000	1,295,329
Energy Transfer LP 6.125% 12/15/2045		100,000	103,171
Energy Transfer LP 6.25% 4/15/2049		241,000	252,496
Energy Transfer LP 6.55% 12/1/2033		14,000,000	15,163,750
Energy Transfer LP 7.375% 2/1/2031 (d)		185,000	194,826
EQM Midstream Partners LP 4.75% 1/15/2031 (d)		70,000	67,208
EQM Midstream Partners LP 5.5% 7/15/2028		455,000	462,440
EQM Midstream Partners LP 7.5% 6/1/2027 (d)		355,000	364,730
Expand Energy Corp 5.375% 2/1/2029		1,275,000	1,268,997
Exxon Mobil Corp 3.482% 3/19/2030		3,150,000	3,001,968
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		250,000	250,750
Global Partners LP / GLP Finance Corp 7% 8/1/2027		1,110,000	1,118,533
Harvest Midstream I LP 7.5% 5/15/2032 (d)		435,000	446,994
Hess Corp 5.6% 2/15/2041		549,000	560,431
Hess Corp 5.8% 4/1/2047		874,000	909,714
Hess Corp 7.125% 3/15/2033		201,000	228,221
Hess Corp 7.3% 8/15/2031		2,102,000	2,387,769
Hess Midstream Operations LP 5.125% 6/15/2028 (d)		565,000	554,109
Hess Midstream Operations LP 5.625% 2/15/2026 (d)		295,000	294,630
Hess Midstream Operations LP 6.5% 6/1/2029 (d)		550,000	562,479
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)		520,000	535,935
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		1,365,000	1,479,529
Kinder Morgan Inc 5.55% 6/1/2045		415,000	405,264
Kinetik Holdings LP 5.875% 6/15/2030 (d)		520,000	518,923
Kinetik Holdings LP 6.625% 12/15/2028 (d)		395,000	404,439
Matador Resources Co 6.25% 4/15/2033 (d)		170,000	167,653
Matador Resources Co 6.5% 4/15/2032 (d)		390,000	390,970
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)		520,000	511,149
MPLX LP 4.8% 2/15/2029		175,000	175,016
MPLX LP 4.875% 12/1/2024		272,000	272,000
MPLX LP 4.95% 9/1/2032		10,463,000	10,322,401
MPLX LP 5% 3/1/2033		2,000,000	1,964,381
MPLX LP 5.5% 2/15/2049		525,000	507,319
Murphy Oil Corp 6% 10/1/2032		465,000	455,251
Murphy Oil USA Inc 3.75% 2/15/2031 (d)		435,000	389,300
Northern Oil & Gas Inc 8.125% 3/1/2028 (d)		250,000	255,568
Occidental Petroleum Corp 5.55% 3/15/2026		831,000	835,370
Occidental Petroleum Corp 6.2% 3/15/2040		700,000	716,634
Occidental Petroleum Corp 6.45% 9/15/2036		600,000	630,417
Occidental Petroleum Corp 6.6% 3/15/2046		807,000	849,970
Occidental Petroleum Corp 6.625% 9/1/2030		8,000,000	8,475,808
Occidental Petroleum Corp 7.5% 5/1/2031		5,927,000	6,601,641
Occidental Petroleum Corp 7.875% 9/15/2031		4,000,000	4,513,576
ONEOK Inc 4.25% 9/24/2027		1,249,000	1,235,787
ONEOK Inc 4.4% 10/15/2029		1,306,000	1,283,143
ONEOK Inc 4.75% 10/15/2031		2,540,000	2,504,564
Ovintiv Inc 5.15% 11/15/2041		1,916,000	1,666,772
Ovintiv Inc 6.625% 8/15/2037		350,000	373,213
Ovintiv Inc 7.375% 11/1/2031		435,000	482,904
Ovintiv Inc 8.125% 9/15/2030		1,083,000	1,231,476
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028 (s)		400,000	395,775
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)		500,000	513,206
Permian Resources Operating LLC 5.875% 7/1/2029 (d)		245,000	243,774
Permian Resources Operating LLC 6.25% 2/1/2033 (d)		115,000	115,861
Permian Resources Operating LLC 7% 1/15/2032 (d)		835,000	859,681
Phillips 66 3.85% 4/9/2025		125,000	124,488
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		4,767,000	4,483,040
Prairie Acquiror LP 9% 8/1/2029 (d)		310,000	320,832
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)		550,000	516,258
Rockies Express Pipeline LLC 4.95% 7/15/2029 (d)		285,000	272,592
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)		110,000	106,365
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		1,622,000	1,591,683
SM Energy Co 6.75% 8/1/2029 (d)		55,000	55,397
SM Energy Co 7% 8/1/2032 (d)		55,000	55,274
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		150,000	143,098
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		110,000	110,126
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027		925,000	926,221
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)		310,000	301,484
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)		1,785,000	1,689,538
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (d)		485,000	484,946
Talos Production Inc 9% 2/1/2029 (d)		95,000	99,393
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		207,000	191,137
TransMontaigne Partners LP / TLP Finance Corp 6.125% 2/15/2026		1,146,000	1,137,478
Western Gas Partners LP 4.05% 2/1/2030 (p)		11,000,000	10,445,899
Western Gas Partners LP 4.5% 3/1/2028		200,000	196,413
Western Gas Partners LP 4.65% 7/1/2026		138,000	137,181
Western Gas Partners LP 4.75% 8/15/2028		168,000	166,014
Williams Cos Inc/The 3.5% 11/15/2030		1,727,000	1,608,429
Williams Cos Inc/The 4.65% 8/15/2032		3,526,000	3,431,473
Williams Cos Inc/The 5.3% 8/15/2052		346,000	334,090
Williams Cos Inc/The 5.4% 3/2/2026		823,000	828,943
Williams Cos Inc/The 5.65% 3/15/2033		4,000,000	4,127,303
Williams Cos Inc/The 5.75% 6/24/2044		35,000	35,524
			143,959,772
TOTAL ENERGY			147,103,056

Financials - 7.4%
Banks - 3.7%
Bank of America Corp 2.299% 7/21/2032 (c)		1,880,000	1,596,412
Bank of America Corp 2.592% 4/29/2031 (c)		10,000,000	8,923,009
Bank of America Corp 3.705% 4/24/2028 (c)		528,000	515,364
Bank of America Corp 4.376% 4/27/2028 (c)		10,000,000	9,916,928
Bank of America Corp 5.015% 7/22/2033 (c)		13,317,000	13,366,875
Bank of America Corp 5.288% 4/25/2034 (c)		11,000,000	11,170,655
Bank of America Corp 5.872% 9/15/2034 (c)		9,000,000	9,491,328
Citigroup Inc 3.07% 2/24/2028 (c)		2,000,000	1,927,378
Citigroup Inc 4.3% 11/20/2026		6,314,000	6,259,236
Citigroup Inc 4.4% 6/10/2025		933,000	930,528
Citigroup Inc 4.412% 3/31/2031 (c)		9,221,000	8,983,517
Citigroup Inc 4.45% 9/29/2027		4,372,000	4,325,199
Citigroup Inc 4.91% 5/24/2033 (c)		16,224,000	16,025,055
Citigroup Inc 6.27% 11/17/2033 (c)		2,000,000	2,148,948
First-Citizens Bank & Trust Co 6.125% 3/9/2028		210,000	217,645
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (d)		1,005,000	971,295
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (d)		240,000	250,235
JPMorgan Chase & Co 2.956% 5/13/2031 (c)		880,000	795,524
JPMorgan Chase & Co 3.761% 3/21/2034 (c)(q)	EUR	251,000	276,171
JPMorgan Chase & Co 3.882% 7/24/2038 (c)		1,000,000	879,033
JPMorgan Chase & Co 4.323% 4/26/2028 (c)		5,000,000	4,949,423
JPMorgan Chase & Co 4.452% 12/5/2029 (c)		5,500,000	5,429,853
JPMorgan Chase & Co 4.493% 3/24/2031 (c)		3,000,000	2,953,991
JPMorgan Chase & Co 4.586% 4/26/2033 (c)		2,682,000	2,618,300
JPMorgan Chase & Co 4.912% 7/25/2033 (c)		9,234,000	9,225,728
JPMorgan Chase & Co 5.299% 7/24/2029 (c)		6,500,000	6,611,799
JPMorgan Chase & Co 5.336% 1/23/2035 (c)		5,000,000	5,092,290
JPMorgan Chase & Co 5.35% 6/1/2034 (c)		14,000,000	14,322,535
JPMorgan Chase & Co 5.581% 4/22/2030 (c)		15,000,000	15,443,527
JPMorgan Chase & Co 5.717% 9/14/2033 (c)		2,700,000	2,798,099
Synchrony Bank 5.4% 8/22/2025		1,384,000	1,385,322
Synchrony Bank 5.625% 8/23/2027		1,253,000	1,265,878
Wells Fargo & Co 2.879% 10/30/2030 (c)		5,000,000	4,568,320
Wells Fargo & Co 3.526% 3/24/2028 (c)		2,047,000	1,989,868
Wells Fargo & Co 4.478% 4/4/2031 (c)		15,026,000	14,739,361
Wells Fargo & Co 4.897% 7/25/2033 (c)		7,711,000	7,623,294
Wells Fargo & Co 5.013% 4/4/2051 (c)		2,194,000	2,084,735
Wells Fargo & Co 5.389% 4/24/2034 (c)		7,133,000	7,225,116
Wells Fargo & Co 5.499% 1/23/2035 (c)		686,000	703,047
Wells Fargo & Co 5.557% 7/25/2034 (c)		2,000,000	2,051,112
Wells Fargo & Co 5.574% 7/25/2029 (c)		6,500,000	6,663,685
Wells Fargo & Co 6.303% 10/23/2029 (c)		2,000,000	2,103,411
Western Alliance Bancorp 3% 6/15/2031 (c)		105,000	99,256
			220,918,285
Capital Markets - 1.8%
Ares Capital Corp 3.875% 1/15/2026		2,603,000	2,567,809
AssuredPartners Inc 5.625% 1/15/2029 (d)		500,000	474,904
Athene Global Funding 5.339% 1/15/2027 (d)		4,562,000	4,603,184
Athene Global Funding 5.583% 1/9/2029 (d)		5,040,000	5,141,844
Blackstone Private Credit Fund 4.7% 3/24/2025		3,937,000	3,927,254
Blackstone Private Credit Fund 7.05% 9/29/2025		1,775,000	1,802,877
Coinbase Global Inc 3.625% 10/1/2031 (d)		250,000	217,020
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (c)		18,922,000	16,143,897
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (c)		8,272,000	7,293,907
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (c)		4,660,000	4,535,591
Goldman Sachs Group Inc/The 3.75% 5/22/2025		525,000	522,584
Goldman Sachs Group Inc/The 3.8% 3/15/2030		3,630,000	3,454,003
Goldman Sachs Group Inc/The 3.814% 4/23/2029 (c)		6,025,000	5,834,703
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (c)		1,000,000	879,258
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)		2,500,000	2,453,221
Goldman Sachs Group Inc/The 6.75% 10/1/2037		278,000	307,860
Hightower Holding LLC 9.125% 1/31/2030 (d)		495,000	523,730
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (d)		555,000	528,248
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)		365,000	366,476
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (d)		65,000	60,761
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)		465,000	467,890
Moody's Corp 3.25% 1/15/2028		10,000	9,648
Moody's Corp 3.75% 3/24/2025		1,044,000	1,040,237
Morgan Stanley 2.699% 1/22/2031 (c)		12,000,000	10,810,215
Morgan Stanley 3.622% 4/1/2031 (c)		2,099,000	1,974,784
Morgan Stanley 3.955% 3/21/2035 (c)	EUR	270,000	299,478
Morgan Stanley 4.431% 1/23/2030 (c)		2,242,000	2,207,934
Morgan Stanley 4.889% 7/20/2033 (c)		10,947,000	10,836,537
Morgan Stanley 5.164% 4/20/2029 (c)		6,000,000	6,064,328
Morgan Stanley 5.424% 7/21/2034 (c)		7,000,000	7,128,109
Morgan Stanley 5.449% 7/20/2029 (c)		1,318,000	1,346,503
Morgan Stanley 5.831% 4/19/2035 (c)		6,000,000	6,292,077
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)		290,000	299,088
			110,415,959
Consumer Finance - 0.9%
Ally Financial Inc 4.75% 6/9/2027		2,500,000	2,494,749
Ally Financial Inc 5.75% 11/20/2025		1,560,000	1,566,716
Ally Financial Inc 5.8% 5/1/2025		1,072,000	1,074,012
Ally Financial Inc 6.992% 6/13/2029 (c)		2,000,000	2,099,360
Ally Financial Inc 7.1% 11/15/2027		2,060,000	2,181,075
Ally Financial Inc 8% 11/1/2031		2,549,000	2,864,691
Capital One Financial Corp 2.636% 3/3/2026 (c)		1,062,000	1,055,455
Capital One Financial Corp 3.273% 3/1/2030 (c)		1,358,000	1,263,962
Capital One Financial Corp 3.65% 5/11/2027		2,746,000	2,677,523
Capital One Financial Corp 3.8% 1/31/2028		877,000	849,577
Capital One Financial Corp 4.927% 5/10/2028 (c)		2,786,000	2,786,594
Capital One Financial Corp 4.985% 7/24/2026 (c)		1,448,000	1,447,554
Capital One Financial Corp 5.247% 7/26/2030 (c)		2,210,000	2,221,865
Capital One Financial Corp 6.312% 6/8/2029 (c)		5,000,000	5,194,046
Capital One Financial Corp 7.624% 10/30/2031 (c)		7,238,000	8,092,232
Discover Financial Services 4.1% 2/9/2027		284,000	280,210
Discover Financial Services 4.5% 1/30/2026		803,000	799,463
Encore Capital Group Inc 8.5% 5/15/2030 (d)		855,000	905,094
Encore Capital Group Inc 9.25% 4/1/2029 (d)		190,000	204,152
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	212,000	231,430
Ford Motor Credit Co LLC 6.8% 5/12/2028		2,000,000	2,085,551
Ford Motor Credit Co LLC 6.86% 6/5/2026	GBP	304,000	393,517
Ford Motor Credit Co LLC 7.122% 11/7/2033		4,000,000	4,301,099
Navient Corp 5.625% 8/1/2033		80,000	71,446
Navient Corp 6.75% 6/15/2026		2,035,000	2,070,100
OneMain Finance Corp 3.5% 1/15/2027		390,000	374,670
OneMain Finance Corp 6.625% 5/15/2029		465,000	474,439
OneMain Finance Corp 7.125% 11/15/2031 (s)		980,000	1,009,481
OneMain Finance Corp 7.125% 3/15/2026		315,000	321,803
OneMain Finance Corp 7.5% 5/15/2031		40,000	41,647
OneMain Finance Corp 7.875% 3/15/2030		410,000	433,039
PRA Group Inc 8.875% 1/31/2030 (d)		840,000	882,927
SLM Corp 4.2% 10/29/2025		184,000	181,356
Synchrony Financial 3.95% 12/1/2027		3,042,000	2,937,499
Synchrony Financial 5.15% 3/19/2029		855,000	848,271
			56,716,605
Financial Services - 0.8%
Block Inc 6.5% 5/15/2032 (d)		1,745,000	1,790,326
Corebridge Financial Inc 3.5% 4/4/2025		445,000	442,767
Corebridge Financial Inc 3.65% 4/5/2027		1,551,000	1,512,906
Corebridge Financial Inc 3.85% 4/5/2029		623,000	601,168
Corebridge Financial Inc 3.9% 4/5/2032		9,241,000	8,578,344
Corebridge Financial Inc 4.35% 4/5/2042		169,000	146,318
Corebridge Financial Inc 4.4% 4/5/2052		498,000	417,878
Equitable Holdings Inc 4.572% 2/15/2029 (d)		265,000	260,042
GN Bondco LLC 9.5% 10/15/2031 (d)(s)		255,000	271,394
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)		180,000	184,605
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		1,215,000	1,167,985
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		1,875,000	1,847,815
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		120,000	119,116
Jackson Financial Inc 3.125% 11/23/2031		194,000	168,137
Jackson Financial Inc 5.17% 6/8/2027		682,000	687,568
Jackson Financial Inc 5.67% 6/8/2032		734,000	752,769
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027		1,945,000	1,846,801
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032		6,955,000	5,914,353
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032		353,000	314,571
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028		735,000	736,719
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030		342,000	344,640
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033		12,910,000	13,160,959
NFE Financing LLC 12% 11/15/2029 (d)		3,305,872	3,314,137
PHH Escrow Issuer LLC 9.875% 11/1/2029 (d)		35,000	33,877
Pine Street Trust II 5.568% 2/15/2049 (d)		1,000,000	973,648
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)		340,000	351,621
Windstream Services LLC / Windstream Escrow Finance Corp 7.75% 8/15/2028 (d)(s)		370,000	372,903
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)		305,000	318,444
			46,631,811
Insurance - 0.2%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (d)		225,000	215,558
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)		270,000	275,104
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (d)		125,000	128,426
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (d)		120,000	124,889
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (d)		250,000	238,215
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (d)		70,000	70,002
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (d)		500,000	498,120
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (d)		245,000	246,476
American International Group Inc 5.125% 3/27/2033		1,500,000	1,514,452
AmWINS Group Inc 4.875% 6/30/2029 (d)		400,000	378,822
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)		510,000	515,738
Five Corners Funding Trust II 2.85% 5/15/2030 (d)		6,287,000	5,684,591
Marsh & McLennan Cos Inc 4.375% 3/15/2029		678,000	672,583
Pacific LifeCorp 5.125% 1/30/2043 (d)		950,000	913,184
Panther Escrow Issuer LLC 7.125% 6/1/2031 (d)		250,000	256,083
Prudential Financial Inc 5.375% 5/15/2045 (c)		1,045,000	1,042,834
Unum Group 3.875% 11/5/2025		50,000	49,521
Unum Group 4% 6/15/2029		852,000	827,601
			13,652,199
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Rithm Capital Corp 8% 4/1/2029 (d)		125,000	125,291
Starwood Property Trust Inc 3.625% 7/15/2026 (d)		65,000	62,735
Starwood Property Trust Inc 4.75% 3/15/2025		28,000	28,009
Starwood Property Trust Inc 6% 4/15/2030 (d)		1,410,000	1,391,969
			1,608,004
TOTAL FINANCIALS			449,942,863

Health Care - 1.5%
Biotechnology - 0.1%
Amgen Inc 5.25% 3/2/2030		828,000	846,539
Amgen Inc 5.25% 3/2/2033		1,934,000	1,965,414
Amgen Inc 5.6% 3/2/2043		888,000	901,344
Amgen Inc 5.65% 3/2/2053		1,441,000	1,469,818
Amgen Inc 5.75% 3/2/2063		804,000	818,511
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)		531,000	427,471
			6,429,097
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/2030 (d)(s)		545,000	503,837
Avantor Funding Inc 4.625% 7/15/2028 (d)		195,000	188,398
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)		1,340,000	1,364,880
Sotera Health Holdings LLC 7.375% 6/1/2031 (d)		100,000	101,630
			2,158,745
Health Care Providers & Services - 1.3%
Akumin Inc 8% 8/1/2028 (d)		185,000	153,550
Centene Corp 2.45% 7/15/2028		1,670,000	1,509,941
Centene Corp 2.625% 8/1/2031		4,800,000	4,011,615
Centene Corp 3% 10/15/2030		3,000,000	2,616,051
Centene Corp 3.375% 2/15/2030		3,815,000	3,436,071
Centene Corp 4.25% 12/15/2027		880,000	850,967
Centene Corp 4.625% 12/15/2029		3,670,000	3,518,719
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)		1,850,000	1,502,030
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)		1,860,000	1,587,649
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)		600,000	444,136
Cigna Group/The 3.05% 10/15/2027		500,000	480,491
Cigna Group/The 4.8% 8/15/2038		550,000	520,670
CVS Health Corp 3% 8/15/2026		125,000	121,199
CVS Health Corp 3.625% 4/1/2027		375,000	365,312
CVS Health Corp 4.78% 3/25/2038		2,092,000	1,900,241
CVS Health Corp 5% 1/30/2029		801,000	803,209
CVS Health Corp 5.125% 2/21/2030		4,000,000	4,002,026
CVS Health Corp 5.25% 1/30/2031		5,329,000	5,341,947
CVS Health Corp 5.55% 6/1/2031		6,000,000	6,097,447
DaVita Inc 4.625% 6/1/2030 (d)		320,000	299,738
DaVita Inc 6.875% 9/1/2032 (d)(s)		1,175,000	1,213,602
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)		360,000	367,745
HCA Inc 3.5% 9/1/2030		8,709,000	8,033,304
HCA Inc 3.625% 3/15/2032		195,000	175,798
HCA Inc 5.45% 9/15/2034		7,000,000	6,992,868
HCA Inc 5.5% 6/1/2033		2,000,000	2,019,655
HCA Inc 5.625% 9/1/2028		1,054,000	1,076,374
HCA Inc 5.875% 2/1/2029		981,000	1,009,223
Humana Inc 3.7% 3/23/2029		585,000	557,587
Humana Inc 5.375% 4/15/2031		5,071,000	5,123,903
LifePoint Health Inc 10% 6/1/2032 (d)		105,000	109,884
Modivcare Inc 5% 10/1/2029 (d)		188,000	128,910
Molina Healthcare Inc 6.25% 1/15/2033 (d)		875,000	882,426
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)		500,000	483,478
Prime Healthcare Services Inc 9.375% 9/1/2029 (d)		150,000	152,354
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (c)(d)		600,822	597,818
Sabra Health Care LP 3.2% 12/1/2031		4,971,000	4,351,772
Select Medical Corp 6.25% 12/1/2032 (d)(e)		1,620,000	1,623,217
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)		335,000	344,357
Tenet Healthcare Corp 4.625% 6/15/2028		2,125,000	2,061,975
Tenet Healthcare Corp 5.125% 11/1/2027		1,645,000	1,629,872
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		319,000	313,408
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)		185,000	192,024
			79,004,563
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)		1,095,000	1,014,374
Charles River Laboratories International Inc 4.25% 5/1/2028 (d)		325,000	311,942
			1,326,316
Pharmaceuticals - 0.1%
Bausch Health Americas Inc 9.25% 4/1/2026 (d)		360,000	348,300
Bausch Health Cos Inc 11% 9/30/2028 (d)		230,000	225,394
Bausch Health Cos Inc 4.875% 6/1/2028 (d)		370,000	306,200
Bausch Health Cos Inc 5.25% 1/30/2030 (d)		240,000	134,400
Bausch Health Cos Inc 5.5% 11/1/2025 (d)		1,645,000	1,608,827
Bausch Health Cos Inc 9% 12/15/2025 (d)		255,000	249,912
Elanco Animal Health Inc 6.65% 8/28/2028 (c)		194,000	200,241
Jazz Securities DAC 4.375% 1/15/2029 (d)		325,000	308,683
Mylan Inc 4.55% 4/15/2028		450,000	443,837
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)		505,000	478,607
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)(s)		525,000	480,584
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (d)		90,000	90,682
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (d)(s)		200,000	206,505
Utah Acquisition Sub Inc 3.95% 6/15/2026		826,000	813,244
			5,895,416
TOTAL HEALTH CARE			94,814,137

Industrials - 1.0%
Aerospace & Defense - 0.6%
Boeing Co 3.5% 3/1/2039		3,000,000	2,270,556
Boeing Co 5.15% 5/1/2030		6,303,000	6,275,908
Boeing Co 5.705% 5/1/2040		720,000	698,118
Boeing Co 5.805% 5/1/2050		1,130,000	1,080,452
Boeing Co 5.93% 5/1/2060		720,000	680,736
Boeing Co 6.259% 5/1/2027 (d)		766,000	784,952
Boeing Co 6.298% 5/1/2029 (d)		983,000	1,023,866
Boeing Co 6.388% 5/1/2031 (d)		5,744,000	6,050,409
Boeing Co 6.528% 5/1/2034 (d)		796,000	846,383
Boeing Co 6.858% 5/1/2054 (d)		1,199,000	1,302,149
Boeing Co 7.008% 5/1/2064 (d)		1,132,000	1,232,632
BWX Technologies Inc 4.125% 6/30/2028 (d)		425,000	403,606
TransDigm Inc 6% 1/15/2033 (d)		4,000,000	3,999,620
TransDigm Inc 6.375% 3/1/2029 (d)		1,425,000	1,448,222
			28,097,609
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (d)		1,085,000	1,099,241
Building Products - 0.1%
Advanced Drainage Systems Inc 5% 9/30/2027 (d)		1,230,000	1,210,415
Builders FirstSource Inc 4.25% 2/1/2032 (d)		1,295,000	1,179,659
Carrier Global Corp 4.5% 11/29/2032	EUR	164,000	187,401
Carrier Global Corp 5.9% 3/15/2034		223,000	236,005
Carrier Global Corp 6.2% 3/15/2054		138,000	154,248
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)		1,860,000	1,880,555
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (d)		775,000	794,837
Masterbrand Inc 7% 7/15/2032 (d)		150,000	153,827
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (d)		250,000	239,965
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (d)		385,000	366,733
Standard Industries Inc/NY 4.375% 7/15/2030 (d)		1,635,000	1,520,913
			7,924,558
Commercial Services & Supplies - 0.2%
ADT Security Corp/The 4.125% 8/1/2029 (d)		180,000	168,639
ADT Security Corp/The 4.875% 7/15/2032 (d)		180,000	167,536
Allied Universal Holdco LLC / Allied Universal Finance Corp 9.75% 7/15/2027 (d)		900,000	908,012
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)		1,520,000	1,556,472
Artera Services LLC 8.5% 2/15/2031 (d)		2,370,000	2,354,973
Brand Industrial Services Inc 10.375% 8/1/2030 (d)		270,000	286,447
Clean Harbors Inc 6.375% 2/1/2031 (d)		425,000	432,614
CoreCivic Inc 4.75% 10/15/2027		1,565,000	1,518,379
CoreCivic Inc 8.25% 4/15/2029		195,000	207,091
GEO Group Inc/The 10.25% 4/15/2031		425,000	465,247
GEO Group Inc/The 8.625% 4/15/2029		795,000	840,886
GFL Environmental Inc 3.5% 9/1/2028 (d)		265,000	250,255
GFL Environmental Inc 6.75% 1/15/2031 (d)		1,575,000	1,633,344
Madison IAQ LLC 5.875% 6/30/2029 (d)		475,000	453,614
Neptune Bidco US Inc 9.29% 4/15/2029 (d)		120,000	111,351
Reworld Holding Corp 4.875% 12/1/2029 (d)		260,000	245,393
Williams Scotsman Inc 6.625% 6/15/2029 (d)		395,000	401,780
			12,002,033
Construction & Engineering - 0.0%
Pike Corp 5.5% 9/1/2028 (d)		400,000	391,436
Pike Corp 8.625% 1/31/2031 (d)		500,000	534,934
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)		500,000	511,258
			1,437,628
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (d)		50,000	46,628
Ground Transportation - 0.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (d)		70,000	72,814
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)		545,000	547,999
XPO Inc 6.25% 6/1/2028 (d)		280,000	284,106
XPO Inc 7.125% 2/1/2032 (d)		150,000	156,374
			1,061,293
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.25% 2/1/2027 (d)		455,000	442,887
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (d)		245,000	253,785
			696,672
Passenger Airlines - 0.1%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (d)(s)		580,000	594,056
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (d)		310,000	327,543
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)		177,500	177,417
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)		340,000	357,690
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (d)		120,000	93,300
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (d)		350,000	272,125
United Airlines Inc 4.375% 4/15/2026 (d)		1,430,000	1,409,490
			3,231,621
Professional Services - 0.0%
Amentum Holdings Inc 7.25% 8/1/2032 (d)		295,000	303,041
TriNet Group Inc 3.5% 3/1/2029 (d)		300,000	275,414
TriNet Group Inc 7.125% 8/15/2031 (d)		180,000	185,088
			763,543
Trading Companies & Distributors - 0.0%
Air Lease Corp 3.375% 7/1/2025		1,294,000	1,282,817
Beacon Roofing Supply Inc 6.5% 8/1/2030 (d)		195,000	199,831
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (d)		245,000	253,059
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (d)		275,000	292,002
Foundation Building Materials Inc 6% 3/1/2029 (d)		130,000	116,278
			2,143,987
TOTAL INDUSTRIALS			58,504,813

Information Technology - 0.7%
Communications Equipment - 0.0%
CommScope LLC 4.75% 9/1/2029 (d)		490,000	405,475
CommScope LLC 6% 3/1/2026 (d)		250,000	245,516
Viasat Inc 5.625% 9/15/2025 (d)		976,000	969,436
Viasat Inc 7.5% 5/30/2031 (d)		270,000	183,024
			1,803,451
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp 5% 12/15/2029 (d)		485,000	467,847
CPI CG Inc 10% 7/15/2029 (d)		130,000	137,537
Dell International LLC / EMC Corp 6.2% 7/15/2030		418,000	444,053
Insight Enterprises Inc 6.625% 5/15/2032 (d)		190,000	194,359
Lightning Power LLC 7.25% 8/15/2032 (d)		265,000	276,243
Sensata Technologies Inc 3.75% 2/15/2031 (d)		670,000	598,691
Sensata Technologies Inc 6.625% 7/15/2032 (d)(s)		420,000	428,528
TTM Technologies Inc 4% 3/1/2029 (d)		330,000	308,471
			2,855,729
IT Services - 0.1%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (d)		255,000	231,724
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (d)		290,000	282,605
Ahead DB Holdings LLC 6.625% 5/1/2028 (d)		490,000	485,586
ASGN Inc 4.625% 5/15/2028 (d)		1,030,000	986,166
Cogent Communications Group Inc / Cogent Communications Finance Inc 7% 6/15/2027 (d)		430,000	434,257
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)		380,000	352,411
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)		920,000	910,994
			3,683,743
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 1.95% 2/15/2028 (d)		351,000	322,616
Broadcom Inc 2.45% 2/15/2031 (d)		8,421,000	7,344,792
Broadcom Inc 2.6% 2/15/2033 (d)		17,032,000	14,269,011
Broadcom Inc 3.187% 11/15/2036 (d)		813,000	668,337
Broadcom Inc 3.5% 2/15/2041 (d)		2,410,000	1,929,144
Entegris Inc 3.625% 5/1/2029 (d)		1,570,000	1,445,716
Entegris Inc 4.375% 4/15/2028 (d)		55,000	52,703
ON Semiconductor Corp 3.875% 9/1/2028 (d)		310,000	293,607
Wolfspeed Inc 4.2917% 6/23/2030 pay-in-kind (c)(d)(h)(m)		540,000	519,750
			26,845,676
Software - 0.1%
Cloud Software Group Inc 6.5% 3/31/2029 (d)		200,000	196,471
Cloud Software Group Inc 8.25% 6/30/2032 (d)		1,915,000	1,995,213
Cloud Software Group Inc 9% 9/30/2029 (d)		940,000	951,649
Elastic NV 4.125% 7/15/2029 (d)		205,000	191,695
Gen Digital Inc 5% 4/15/2025 (d)		500,000	498,637
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (d)		195,000	199,141
Oracle Corp 1.65% 3/25/2026		1,241,000	1,193,077
Oracle Corp 2.3% 3/25/2028		1,961,000	1,824,438
UKG Inc 6.875% 2/1/2031 (d)		200,000	205,541
			7,255,862
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman 5.75% 12/1/2034		300,000	298,050
Seagate HDD Cayman 8.25% 12/15/2029		2,015,000	2,161,795
Western Digital Corp 2.85% 2/1/2029		419,000	375,122
Western Digital Corp 3.1% 2/1/2032 (s)		400,000	338,095
Western Digital Corp 4.75% 2/15/2026		31,000	30,761
			3,203,823
TOTAL INFORMATION TECHNOLOGY			45,648,284

Materials - 0.6%
Chemicals - 0.3%
Celanese US Holdings LLC 6.379% 7/15/2032		6,000,000	6,252,832
Celanese US Holdings LLC 6.6% 11/15/2028		1,024,000	1,060,259
Celanese US Holdings LLC 6.8% 11/15/2030		1,038,000	1,093,096
Celanese US Holdings LLC 6.95% 11/15/2033		607,000	649,245
Chemours Co/The 4.625% 11/15/2029 (d)(s)		600,000	535,648
Chemours Co/The 5.375% 5/15/2027		1,895,000	1,862,679
Chemours Co/The 8% 1/15/2033 (d)		330,000	331,840
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (d)		250,000	243,376
GPD Cos Inc 10.125% 4/1/2026 (d)		220,000	211,960
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (c)(d)		703,500	592,699
Mativ Holdings Inc 8% 10/1/2029 (d)		170,000	171,403
Methanex US Operations Inc 6.25% 3/15/2032 (d)		775,000	773,348
Olin Corp 5% 2/1/2030		1,275,000	1,224,692
Olympus Water US Holding Corp 6.25% 10/1/2029 (d)		350,000	335,339
Olympus Water US Holding Corp 7.25% 6/15/2031 (d)		1,310,000	1,342,986
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)		250,000	265,764
Scih Salt Hldgs Inc 6.625% 5/1/2029 (d)		250,000	243,376
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (d)		345,000	341,652
Tronox Inc 4.625% 3/15/2029 (d)		550,000	506,648
WR Grace Holdings LLC 4.875% 6/15/2027 (d)		810,000	796,036
WR Grace Holdings LLC 5.625% 8/15/2029 (d)		130,000	121,568
WR Grace Holdings LLC 7.375% 3/1/2031 (d)		65,000	67,317
			19,023,763
Construction Materials - 0.1%
Eco Material Technologies Inc 7.875% 1/31/2027 (d)		1,045,000	1,057,321
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)		335,000	356,421
Summit Materials LLC / Summit Materials Finance Corp 7.25% 1/15/2031 (d)		1,575,000	1,681,199
			3,094,941
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (d)		580,000	522,233
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)		600,000	521,194
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)		20,000	19,922
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc 4.125% 8/15/2026 (d)		45,000	38,349
Ball Corp 2.875% 8/15/2030 (s)		1,340,000	1,176,958
Ball Corp 6% 6/15/2029		390,000	396,728
Berry Global Inc 4.5% 2/15/2026 (d)		30,000	29,800
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (d)		285,000	287,904
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)		815,000	817,906
Graham Packaging Co Inc 7.125% 8/15/2028 (d)		100,000	98,843
Graphic Packaging International LLC 3.75% 2/1/2030 (d)		485,000	445,907
Graphic Packaging International LLC 6.375% 7/15/2032 (d)		230,000	234,279
Sealed Air Corp 5% 4/15/2029 (d)		1,550,000	1,501,075
Sealed Air Corp 6.5% 7/15/2032 (d)		140,000	142,535
Sealed Air Corp 6.875% 7/15/2033 (d)		340,000	360,523
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (d)		360,000	374,712
			6,968,868
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)		890,000	931,158
Cleveland-Cliffs Inc 4.875% 3/1/2031 (d)		1,260,000	1,155,132
Cleveland-Cliffs Inc 6.75% 4/15/2030 (d)(s)		370,000	371,957
Cleveland-Cliffs Inc 6.875% 11/1/2029 (d)		170,000	171,195
Cleveland-Cliffs Inc 7% 3/15/2032 (d)		270,000	271,372
Cleveland-Cliffs Inc 7.375% 5/1/2033 (d)		170,000	173,171
Commercial Metals Co 3.875% 2/15/2031		380,000	342,774
Kaiser Aluminum Corp 4.625% 3/1/2028 (d)		835,000	800,300
Novelis Corp 3.875% 8/15/2031 (d)		2,435,000	2,139,145
Vibrantz Technologies Inc 9% 2/15/2030 (d)		380,000	359,527
			6,715,731
TOTAL MATERIALS			35,803,303

Real Estate - 1.6%
Diversified REITs - 0.3%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		411,000	413,428
Piedmont Operating Partnership LP 2.75% 4/1/2032		297,000	238,560
Safehold GL Holdings LLC 2.85% 1/15/2032		250,000	213,550
Safehold GL Holdings LLC 5.65% 1/15/2035		200,000	200,413
Safehold GL Holdings LLC 6.1% 4/1/2034		145,000	150,614
Store Capital LLC 2.75% 11/18/2030		424,000	367,502
Store Capital LLC 4.625% 3/15/2029		315,000	305,702
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)		430,000	370,694
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (d)		2,230,000	2,369,139
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)		1,255,000	1,100,638
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (d)		365,000	358,481
Vici Properties LP / Vici Note Co Inc 4.625% 6/15/2025 (d)		160,000	159,218
VICI Properties LP 4.375% 5/15/2025		176,000	175,268
VICI Properties LP 4.75% 2/15/2028		1,390,000	1,381,839
VICI Properties LP 4.95% 2/15/2030		4,092,000	4,045,958
VICI Properties LP 5.125% 5/15/2032		6,485,000	6,406,715
Vornado Realty LP 2.15% 6/1/2026		374,000	356,301
WP Carey Inc 3.85% 7/15/2029		246,000	236,189
WP Carey Inc 4.25% 7/23/2032	EUR	100,000	110,970
			18,961,179
Health Care REITs - 0.5%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030		857,000	857,580
Healthcare Realty Holdings LP 3.1% 2/15/2030		260,000	235,644
Healthcare Realty Holdings LP 3.5% 8/1/2026		270,000	263,969
Healthpeak OP LLC 3.25% 7/15/2026		113,000	110,470
Healthpeak OP LLC 3.5% 7/15/2029		129,000	122,220
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		605,000	394,835
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		2,115,000	1,787,207
MPT Operating Partnership LP / MPT Finance Corp 5.25% 8/1/2026 (s)		1,705,000	1,545,610
Omega Healthcare Investors Inc 3.25% 4/15/2033		10,284,000	8,834,860
Omega Healthcare Investors Inc 3.375% 2/1/2031		6,201,000	5,584,410
Omega Healthcare Investors Inc 3.625% 10/1/2029		2,155,000	2,010,759
Omega Healthcare Investors Inc 4.75% 1/15/2028		3,349,000	3,325,977
Ventas Realty LP 3% 1/15/2030		1,531,000	1,399,012
Ventas Realty LP 3.5% 2/1/2025		1,265,000	1,261,001
Ventas Realty LP 4% 3/1/2028		218,000	213,382
Ventas Realty LP 4.75% 11/15/2030		2,100,000	2,085,234
			30,032,170
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (d)		160,000	163,810
Industrial REITs - 0.0%
LXP Industrial Trust 2.375% 10/1/2031		1,000,000	824,831
LXP Industrial Trust 2.7% 9/15/2030		387,000	337,775
			1,162,606
Office REITs - 0.2%
Boston Properties LP 2.9% 3/15/2030		2,000,000	1,784,406
Boston Properties LP 3.25% 1/30/2031		792,000	703,471
Boston Properties LP 4.5% 12/1/2028		605,000	592,577
Boston Properties LP 6.75% 12/1/2027		1,120,000	1,172,631
COPT Defense Properties LP 2% 1/15/2029		1,000,000	884,119
COPT Defense Properties LP 2.25% 3/15/2026		348,000	336,059
COPT Defense Properties LP 2.75% 4/15/2031		235,000	202,216
COPT Defense Properties LP 2.9% 12/1/2033		5,000,000	4,086,609
Hudson Pacific Properties LP 4.65% 4/1/2029		1,473,000	1,199,113
			10,961,201
Real Estate Management & Development - 0.2%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		200,000	197,160
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)		195,000	169,407
Brandywine Operating Partnership LP 3.95% 11/15/2027		421,000	397,703
Brandywine Operating Partnership LP 4.55% 10/1/2029		260,000	238,498
Brandywine Operating Partnership LP 8.3% 3/15/2028		1,521,000	1,605,386
CBRE Services Inc 2.5% 4/1/2031		1,070,000	928,539
Essex Portfolio LP 5.5% 4/1/2034		5,681,000	5,801,795
Extra Space Storage LP 5.4% 2/1/2034		260,000	263,062
Howard Hughes Corp/The 4.375% 2/1/2031 (d)		190,000	172,216
Kennedy-Wilson Inc 4.75% 2/1/2030		360,000	326,547
Tanger Properties LP 2.75% 9/1/2031		897,000	765,243
Tanger Properties LP 3.125% 9/1/2026		2,775,000	2,683,683
Taylor Morrison Communities Inc 5.75% 1/15/2028 (d)		365,000	367,140
			13,916,379
Residential REITs - 0.2%
American Homes 4 Rent LP 2.375% 7/15/2031		153,000	129,844
American Homes 4 Rent LP 3.625% 4/15/2032		3,681,000	3,348,724
American Homes 4 Rent LP 5.5% 2/1/2034		387,000	393,836
Invitation Homes Operating Partnership LP 2.3% 11/15/2028		1,000,000	912,304
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		1,126,000	1,054,240
Sun Communities Operating LP 2.3% 11/1/2028		341,000	309,515
Sun Communities Operating LP 2.7% 7/15/2031		880,000	754,071
Sun Communities Operating LP 4.2% 4/15/2032		6,100,000	5,674,474
			12,577,008
Retail REITs - 0.2%
Brixmor Operating Partnership LP 3.85% 2/1/2025		2,100,000	2,094,473
Brixmor Operating Partnership LP 4.05% 7/1/2030		1,055,000	1,005,899
Brixmor Operating Partnership LP 4.125% 5/15/2029		2,000,000	1,933,868
Brixmor Operating Partnership LP 5.5% 2/15/2034		3,000,000	3,042,059
Kite Realty Group Trust 4.75% 9/15/2030		79,000	78,237
Realty Income Corp 2.2% 6/15/2028		172,000	158,355
Realty Income Corp 2.85% 12/15/2032		211,000	181,879
Realty Income Corp 3.25% 1/15/2031		213,000	195,134
Realty Income Corp 3.4% 1/15/2028		320,000	308,781
Simon Property Group LP 2.45% 9/13/2029		333,000	302,030
			9,300,715
Specialized REITs - 0.0%
American Tower Corp 5% 1/31/2030		155,000	156,004
American Tower Corp 5.45% 2/15/2034		160,000	163,435
Iron Mountain Inc 4.875% 9/15/2027 (d)		125,000	123,092
			442,531
TOTAL REAL ESTATE			97,517,599

Utilities - 1.2%
Electric Utilities - 0.7%
Alabama Power Co 3.05% 3/15/2032		1,447,000	1,296,662
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)		680,000	602,320
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)		95,000	92,196
Cleco Corporate Holdings LLC 3.375% 9/15/2029		2,173,000	1,970,415
Cleco Corporate Holdings LLC 3.743% 5/1/2026		1,337,000	1,309,786
DPL Inc 4.35% 4/15/2029		400,000	376,292
Duke Energy Corp 2.45% 6/1/2030		565,000	500,665
Duke Energy Corp 3.85% 6/15/2034	EUR	349,000	374,526
Duke Energy Corp 4.5% 8/15/2032		7,000,000	6,794,744
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)		276,000	240,134
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)		935,000	794,050
Edison International 5.75% 6/15/2027		2,985,000	3,049,095
Entergy Corp 2.8% 6/15/2030		580,000	524,524
Exelon Corp 3.35% 3/15/2032		389,000	351,491
Exelon Corp 4.05% 4/15/2030		7,865,000	7,573,406
Exelon Corp 4.1% 3/15/2052		288,000	232,683
Nextera Energy Operating Partners LP 7.25% 1/15/2029 (d)(s)		395,000	404,222
NRG Energy Inc 5.25% 6/15/2029 (d)		1,215,000	1,191,443
NRG Energy Inc 5.75% 1/15/2028 (s)		860,000	860,934
NRG Energy Inc 6% 2/1/2033 (d)		340,000	338,105
NRG Energy Inc 6.25% 11/1/2034 (d)		275,000	274,968
PG&E Corp 5% 7/1/2028 (s)		1,345,000	1,320,493
PG&E Corp 5.25% 7/1/2030		1,535,000	1,508,173
PG&E Corp 7.375% 3/15/2055 (c)		441,000	455,751
Southern Co/The 1.875% 9/15/2081 (c)	EUR	437,000	431,081
Southern Co/The 4.85% 3/15/2035		5,000,000	4,911,328
Vistra Operations Co LLC 5% 7/31/2027 (d)		2,435,000	2,412,304
Vistra Operations Co LLC 5.5% 9/1/2026 (d)		1,240,000	1,237,594
Vistra Operations Co LLC 5.625% 2/15/2027 (d)		480,000	480,007
Vistra Operations Co LLC 7.75% 10/15/2031 (d)		305,000	323,940
			42,233,332
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The 2.45% 1/15/2031		7,504,000	6,360,218
AES Corp/The 3.3% 7/15/2025 (d)		3,530,000	3,487,229
AES Corp/The 3.95% 7/15/2030 (d)		8,288,000	7,718,532
Alpha Generation LLC 6.75% 10/15/2032 (d)		365,000	369,797
Calpine Corp 4.625% 2/1/2029 (d)		170,000	162,085
Calpine Corp 5.125% 3/15/2028 (d)		200,000	195,313
Sunnova Energy Corp 5.875% 9/1/2026 (d)		500,000	431,143
			18,724,317
Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co 4.05% 4/15/2025		2,556,000	2,549,285
NiSource Inc 2.95% 9/1/2029		1,708,000	1,578,602
NiSource Inc 3.6% 5/1/2030		4,000,000	3,776,310
Puget Energy Inc 4.1% 6/15/2030		683,000	648,128
Puget Energy Inc 4.224% 3/15/2032		1,329,000	1,236,605
			9,788,930
TOTAL UTILITIES			70,746,579

TOTAL UNITED STATES			1,221,013,527
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (d)		260,000	261,950
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (d)		200,000	200,713

TOTAL UZBEKISTAN			462,663
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (d)(r)		51,667	5,382
Petroleos de Venezuela SA 5.375% (q)(r)		200,000	18,434
Petroleos de Venezuela SA 5.5% (q)(r)		15,000	1,395
Petroleos de Venezuela SA 6% (d)(r)		480,000	44,640
Petroleos de Venezuela SA 6% (d)(r)		385,000	35,485
Petroleos de Venezuela SA 9.75% (d)(r)		50,000	5,275

TOTAL VENEZUELA			110,611
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (d)		274,482	262,816
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.875% 10/15/2027 (d)		455,000	452,925
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)		235,000	241,609
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)		830,000	888,900

TOTAL ZAMBIA			1,583,434
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,593,342,340)			1,599,292,671

Preferred Securities - 0.3%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (q)(t)		180,000	184,057
Financials - 0.0%
Banks - 0.0%
Banco do Brasil SA/Cayman 10 year U.S. Treasury Note + 4.398%, 8.748% (b)(c)(d)(t)		450,000	459,826
TOTAL BRAZIL			643,883
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (c)(d)(t)		250,000	251,202
Banco de Credito e Inversiones SA 8.75% (c)(d)(t)		115,000	124,038
Banco del Estado de Chile 7.95% (c)(d)(t)		105,000	109,869

TOTAL CHILE			485,109
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (c)(q)(t)	EUR	501,000	435,729
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (c)(q)(t)	EUR	318,000	326,685
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (c)(q)(t)	EUR	900,000	900,612
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown SA 3.375% (c)(q)(t)	EUR	1,200,000	1,135,214
Grand City Properties SA 1.5% (c)(q)(t)	EUR	800,000	798,326
			1,933,540
TOTAL GERMANY			2,834,152
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (c)(q)(t)		275,000	266,870
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Network i2i Ltd 3.975% (c)(d)(t)		105,000	104,275
Network i2i Ltd 5.65% (c)(d)(t)		250,000	251,034

TOTAL INDIA			355,309
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
AIB Group PLC 6.25% (c)(q)(t)	EUR	200,000	218,974
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (c)(d)(t)		105,000	100,753
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (c)(d)(t)		535,000	532,234
Banco Mercantil del Norte SA/Grand Cayman 8.375% (c)(d)(t)		200,000	199,563
BBVA Bancomer SA/Texas 5.125% 1/18/2033 (c)(d)		110,000	104,728
BBVA Bancomer SA/Texas 8.45% 6/29/2038 (c)(d)		220,000	238,220
			1,074,745
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 5.125% (c)(d)(t)		705,000	699,405
Cemex SAB de CV 9.125% (c)(d)(t)		150,000	166,751
			866,156
TOTAL MEXICO			1,940,901
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.248% (c)(q)(t)	EUR	582,000	629,046
Samhallsbyggnadsbolaget i Norden AB 2.624% (c)(q)(r)(t)	EUR	310,000	127,761

TOTAL SWEDEN			756,807
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG 7% (c)(q)(t)		200,000	211,136
UNITED ARAB EMIRATES - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
DP World Salaam 6% (c)(q)(t)		450,000	459,288
UNITED KINGDOM - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (c)(q)(t)	EUR	975,000	1,036,222
Financials - 0.0%
Banks - 0.0%
Barclays PLC 8.875% (c)(q)(t)	GBP	270,000	363,206
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (c)(q)(t)	GBP	202,000	254,181
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (c)(q)(t)	GBP	335,000	426,248
TOTAL UNITED KINGDOM			2,079,857
UNITED STATES - 0.3%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
BP Capital Markets PLC 6.125% (c)(t)		165,000	164,900
Energy Transfer LP 6.625% (c)(t)		1,670,000	1,678,985
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.8951% (b)(c)(t)		680,000	681,142
			2,525,027
Financials - 0.2%
Banks - 0.1%
Bank of America Corp 5.875% (c)(t)		215,000	218,910
Citigroup Inc 6.75% (c)(t)		905,000	901,892
Citigroup Inc 7.125% (c)(t)		245,000	252,813
JPMorgan Chase & Co 4.6% (c)(t)		235,000	237,364
M&T Bank Corp 3.5% (c)(t)		55,000	51,744
M&T Bank Corp 5.125% (c)(t)		110,000	109,294
Wells Fargo & Co 6.85% (c)(t)		250,000	262,654
Wells Fargo & Co 7.625% (c)(t)		270,000	291,925
			2,326,596
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 6.125% (c)(t)		805,000	815,145
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (c)(t)		555,000	483,626
Ally Financial Inc 4.7% (c)(t)		1,720,000	1,624,522
Discover Financial Services 5.5% (c)(t)		100,000	97,944
			2,206,092
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(m)(t)		165,000	164,599
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (c)(t)		500,000	475,493
Air Lease Corp 6% (c)(t)		1,010,000	1,010,541
Aircastle Ltd 5.25% (c)(d)(t)		510,000	506,071
			1,992,105
TOTAL UNITED STATES			10,029,564
TOTAL PREFERRED SECURITIES (Cost $19,502,731)			21,145,017

U.S. Government Agency - Mortgage Securities - 27.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 27.4%
Fannie Mae 3.5% 12/1/2036	18,046	17,115
Fannie Mae 3.5% 5/1/2036	13,651	12,967
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.153%, 6.958% 7/1/2036 (b)(c)	922	934
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.583% 3/1/2035 (b)(c)	495	503
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.911% 6/1/2036 (b)(c)	904	920
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.281%, 7.249% 10/1/2033 (b)(c)	773	786
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 7.395% 7/1/2034 (b)(c)	903	920
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	662,724	582,608
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	416,271	363,606
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	56,046	46,381
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	1,432,591	1,094,661
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	238,474	209,645
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	226,096	198,764
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	13,707	12,050
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	124,975	110,180
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	53,506	44,279
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	1,234,293	1,017,968
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	14,236	12,515
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	249,608	219,433
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	53,777	44,503
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	15,911	13,987
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	14,967	13,158
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	220,791	194,100
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	57,348	47,458
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,162,361	888,175
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	19,171	16,806
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	18,618	16,321
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	58,465	48,383
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	265,434	232,683
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	19,194	16,826
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	16,518	14,480
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	20,153	17,616
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	21,409	18,714
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	907,898	693,736
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	17,094	14,942
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	21,313	18,630
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	950,292	836,303
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	1,341,073	1,182,305
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	21,953	19,189
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	111,288	90,626
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	794,559	645,048
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	342,644	276,992
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	68,118	55,003
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	440,189	397,268
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	83,295	71,370
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	455,208	385,484
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,116,004	945,067
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	277,075	226,584
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	42,258	34,412
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	697,275	569,339
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	925,786	752,740
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	232,745	189,240
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	101,175	82,327
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	2,213,111	1,892,805
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	1,070,568	906,591
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	489,943	417,196
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	399,939	340,556
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	228,814	185,615
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	140,623	114,250
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	221,785	180,884
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	215,659	175,214
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	219,589	177,377
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	475,999	429,587
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	25,748	23,109
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	64,303	57,772
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	338,336	289,369
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	1,908,306	1,632,115
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	104,117	89,341
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	264,694	214,474
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	197,250	160,935
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	184,029	149,516
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	266,392	216,099
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	150,078	121,932
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	625,461	508,160
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	337,727	326,947
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	1,622,951	1,460,139
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	29,683	26,640
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	23,771	21,490
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	23,655	21,400
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	34,016	30,709
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	12,276	11,129
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,910	14,425
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	5,961,261	5,048,184
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	49,441	40,262
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	536,939	435,065
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	36,000	29,294
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	17,369	14,073
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,723,501	1,386,267
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	811,440	655,963
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	666,071	540,737
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	903,619	726,244
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	5,141,708	4,151,706
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	45,193	40,589
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	28,824	25,887
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	17,289	14,749
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	716,717	583,197
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	46,526	37,858
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	37,394	30,427
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	18,539	15,021
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	31,430	25,574
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	238,558	194,116
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,000,170	3,209,962
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	108,637	88,195
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	107,628	87,241
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	92,939	75,132
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,691,491	3,003,790
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	277,918	250,038
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	101,957	87,647
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	458,262	391,364
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	2,223,913	1,792,238
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	381,097	310,102
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	35,998	32,555
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2041	2,256,598	1,925,767
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	3,688,839	3,146,881
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	107,451	87,434
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	3,767,707	3,403,866
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	40,507	36,634
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	18,565	15,774
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	74,374	63,889
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	331,172	283,551
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	353,916	300,260
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	465,163	396,967
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	128,242	104,552
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	205,221	167,118
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	72,110	58,541
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	38,340	31,173
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	35,066	28,314
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	67,479	57,248
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	539,672	457,854
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	4,793,711	4,059,466
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	134,135	127,159
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	7,902	7,451
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	606,401	560,586
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	15,084	13,267
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	50,882	44,861
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	341,692	288,889
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	1,770,896	1,511,068
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	220,441	185,135
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	9,343,525	7,902,555
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	11,280,980	9,491,861
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	114,588	96,737
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	5,313	5,044
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	140,332	133,099
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	20,278	19,252
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	322,538	283,581
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,850,940	1,557,388
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	4,203,350	3,544,596
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	586,908	494,560
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	157,162	132,679
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	88,763	85,452
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	86,580	82,155
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	6,092	5,781
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	28,345	26,740
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	108,025	101,956
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	1,194,538	1,100,182
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	276,300	245,604
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	170,449	149,862
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	59,292	52,241
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,973,843	1,657,715
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,144,505	970,144
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	825,600	698,275
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	636,610	538,431
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,067,481	1,742,171
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	239,272	226,829
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	4,307	4,062
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	205,109	193,485
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	2,086,518	1,975,932
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2036	949,470	874,471
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	784,143	663,211
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	283,866	240,620
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	44,965	41,708
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	135,071	125,246
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	62,827	58,277
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	76,069	72,181
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	166,577	147,290
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	29,141	25,644
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	21,419	18,109
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	4,657,434	3,981,367
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	711,713	660,166
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	677,041	627,793
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	52,103	46,266
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	95,167	84,505
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	45,349	38,412
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	133,948	127,099
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	364,551	333,734
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	155,719	137,203
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	3,559,232	3,118,212
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	22,389	19,712
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,989,561	1,692,676
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	20,410	19,423
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	38,457	34,149
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	93,525	82,404
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	85,077	75,545
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	106,557	94,020
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	18,346	16,153
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	49,589	43,862
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	666,294	561,247
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	22,947	19,372
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,804,326	2,373,593
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	3,307,878	2,792,565
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,678,308	1,416,855
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	515,676	435,342
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	419,129	351,739
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,430,622	1,216,249
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2036	22,148	20,412
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	294,194	261,234
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	341,337	300,749
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	107,072	94,340
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	86,930	76,838
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	4,950,025	4,294,908
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	2,963,273	2,520,164
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	48,182	45,786
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	27,966	26,601
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2033	6,338	5,946
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	553,847	486,952
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	87,899	73,959
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,776,442	1,498,036
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,707,683	1,440,053
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,190,340	1,847,067
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	47,318	44,900
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2042	8,796,468	7,953,911
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	38,369	32,284
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	220,772	209,747
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	608,164	577,792
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	14,980	14,246
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2037	81,015	76,013
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,625	6,910
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	15,411	13,950
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	4,226	3,853
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,080	7,330
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,223	8,353
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	75,758	68,689
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,303	9,375
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	89,195	80,685
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	415,256	364,830
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	31,826	27,822
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	6,825	6,187
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	18,459	16,704
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	29,026	25,828
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	654,319	585,086
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,759,801	2,429,844
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,162,797	1,020,505
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	5,974	5,711
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	101,691	97,970
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	55,063	51,835
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	9,350	8,802
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2039	27,713	25,448
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	38,030	34,491
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	36,572	33,068
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	845,754	756,266
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	39,367	35,214
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	819,712	732,980
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	81,673	71,858
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	293,471	258,384
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	762,218	672,518
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	499,294	440,535
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	262,352	251,885
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	78,965	75,787
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	35,452	33,714
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	122,864	116,728
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	16,332	15,532
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	20,365	18,503
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,897	8,067
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,896	4,438
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	3,496	3,159
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,549	9,536
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	752,931	662,441
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	22,093	19,389
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,289,234	1,131,469
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	175,348	154,383
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	216,684	191,048
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	179,338	173,484
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	2,872,513	2,743,250
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	70,025	67,490
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	77,053	72,296
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	43,423	40,741
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	10,523	9,528
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,512	11,361
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,807	8,870
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	31,249	28,330
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	55,837	50,545
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	20,045	18,157
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	42,823	38,765
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	6,425	5,834
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	25,145	22,785
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	220,754	199,583
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	31,505	28,482
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	208,727	188,603
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	339,844	300,912
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	44,534	39,042
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	492,591	433,390
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	566,186	498,140
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	6,634,704	5,822,809
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	4,718,146	4,136,359
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	10,826	10,361
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	103,282	96,905
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	108,191	101,510
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	17,746	16,096
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	299,909	268,176
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	10,059,445	8,985,641
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	395,103	348,483
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	90,982	80,559
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,771,918	1,553,426
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	11,290	10,229
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	69,718	63,036
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	51,310	46,090
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	60,926	55,016
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	299,966	271,364
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	279,818	253,462
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	234,526	207,586
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	43,118	38,003
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	4,477,668	3,939,526
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	46,264	41,887
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	98,487	89,080
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	55,988	50,691
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	6,329	5,733
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	7,090	6,346
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	268,102	239,902
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	90,680	80,292
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	43,498	39,381
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	2,218,233	1,959,956
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	77,834	74,415
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	205,216	197,945
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2040	59,488	54,514
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	10,108	9,178
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	90,907	82,166
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	448,235	400,668
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	131,637	118,927
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	563,208	498,336
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,694,482	2,384,122
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	11,683,476	10,242,805
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	132,565	126,789
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	73,565	66,491
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	13,167	11,902
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	26,356	23,815
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	15,694	14,048
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	4,614	4,130
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	15,303	13,699
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	195,690	174,128
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	300,090	265,149
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	12,295	11,760
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	15,287	14,631
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	427,889	410,966
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	35,540	32,195
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	462,652	411,675
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	160,577	142,884
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	130,951	118,433
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	23,072	20,364
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	9,019	8,433
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	29,115	27,191
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	234,606	216,485
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	1,120,999	1,039,668
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	7,296,578	6,809,238
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	403,603	367,889
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	159,523	145,905
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	23,520	21,961
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	3,768	3,521
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	71,547	66,821
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	6,231	5,818
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	16,553	15,538
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	30,913	28,574
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	1,091,748	1,013,222
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034	56,533	54,983
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	4,260	3,967
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	7,533	7,030
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	1,410,602	1,305,175
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	44,546	40,632
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	5,475	5,118
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	76,381	70,481
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	25,987	23,979
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	34,772	32,087
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	2,152,597	2,007,561
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	63,499	58,575
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	54,090	49,304
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	145,637	140,644
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	13,638	12,705
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	301,806	275,642
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	258,086	235,954
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	15,569	14,491
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	14,928	13,922
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	270,927	246,678
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	706,677	646,075
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	5,029	4,699
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	32,730	30,496
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	25,878	24,110
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	55,429	51,286
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	3,287,153	3,071,502
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	535,254	488,559
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	8,651	8,129
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	28,408	26,473
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	44,243	41,213
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	218,946	202,582
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	30,527	27,768
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	17,458	15,935
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	228,298	208,382
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	36,032	33,656
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	29,045	27,070
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	299,804	276,835
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	75,308	69,515
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	126,114	116,412
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,838,732	1,708,570
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	632,553	580,928
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	224,759	217,826
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	9,466	8,857
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	24,849	23,224
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	5,676	5,290
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	34,871	32,595
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	37,817	34,908
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	1,316,960	1,276,335
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	15,267	14,264
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	9,487	8,856
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	17,251	16,100
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	265,767	245,904
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	679,598	630,716
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	25,387	23,173
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	4,160,375	3,771,099
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	5,049,224	4,576,781
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	5,960	5,737
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	2,051	1,975
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	52,838	50,919
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	77,232	74,407
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	5,808	5,594
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	11,783	11,337
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	6,474	6,132
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	427,612	404,736
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	14,645	14,128
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	2,707	2,609
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	3,053	2,949
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	6,645	6,392
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	45,154	43,456
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	68,156	65,618
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	2,540	2,441
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	19,080	18,346
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	7,507	7,185
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	57,251	54,672
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	15,986	15,429
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	82,019	79,047
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,489	5,282
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,135	4,948
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,684	3,543
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,325	2,251
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	8,274	7,961
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,580	2,482
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	9,952	9,610
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	8,805	8,476
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,894	6,639
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,629	7,353
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,301	3,179
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,065	5,843
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,826	7,536
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,350	6,108
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,564	7,296
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,629	4,468
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,019	3,870
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	19,143	18,423
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	40,216	38,720
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	22,056	21,232
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	28,702	27,382
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	28,065	26,625
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	20,026	19,285
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	7,939	7,639
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	6,553	6,312
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	4,716	4,537
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	5,309	5,080
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	9,910	9,448
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	44,442	42,831
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	6,628	6,386
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	1,539	1,486
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	3,402	3,277
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	57,386	55,191
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	46,662	44,486
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	13,977	13,343
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	24,233	23,020
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	77,321	73,232
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	1,451	1,407
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	7,790	7,517
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	1,368	1,318
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,833	2,729
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	22,049	21,200
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	6,377	6,107
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	86,899	83,119
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	26,577	25,246
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	13,937	13,413
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	18,751	18,041
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	6,396	6,156
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	3,534	3,397
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	2,140	2,057
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	6,976	6,693
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	8,791	8,403
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	11,263,767	10,787,707
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	15,658	14,918
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	77,580	73,915
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	15,454	14,632
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	1,329,666	1,254,794
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	656,476	621,972
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	83,089	79,164
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	8,600	8,294
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	13,656	13,040
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	85,776	81,750
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	1,427,368	1,348,332
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	81,662	78,033
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	502,757	477,904
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	71,898	68,502
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	44,033	41,952
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	5,529	5,303
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	8,450	8,069
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	13,967	13,338
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	13,115	12,524
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	201,394	191,438
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	46,270	44,706
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	8,628	8,325
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	2,343	2,256
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,801	2,695
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	95,876	91,556
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	5,105,192	4,892,227
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	22,027	21,485
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	2,612	2,543
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	1,579	1,561
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	65,268	64,253
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	9,271	9,054
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2025	407	406
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	755	746
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	6,330	6,257
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	172,561	170,553
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	5,073	5,010
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	8,237	8,098
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	1,323	1,301
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	15,636	15,452
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	3,110	3,040
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	650,306	625,709
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	12,993	12,848
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	2,519	2,491
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	2,628	2,597
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	14,094	13,927
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	8,805	8,627
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	40,816	39,964
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	14,761	14,540
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	91,827	90,771
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	15,072	14,692
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	11,085	10,805
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	7,001	6,814
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	5,295	5,243
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	22,616	22,399
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	5,578	5,470
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	75,453	74,597
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	6,278	6,141
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	12,733	12,412
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	93,101	92,177
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	27,932	27,658
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	16,226	16,069
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	8,207	8,084
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	8,997	8,801
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	8,771	8,541
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	490,400	486,143
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2025	67	67
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	11,543	11,432
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	24,962	24,712
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	21,115	20,799
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	100,558	98,428
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	254	251
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	17,007	16,819
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	3,195	3,159
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	14,808	14,475
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	84,856	83,059
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	782	774
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,600	1,585
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,380	1,367
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,159	4,119
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,116	1,105
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	321	318
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,706	1,689
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	31,725	31,419
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,880	1,862
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	664	657
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	4,074	4,035
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,864	1,846
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,497	1,482
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	855	847
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	4,478	4,434
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	9,075	8,983
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	38,216	37,777
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	134,716	132,368
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	4,611	4,546
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	16,278	15,897
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	17,631	17,803
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	172,013	170,589
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	537,906	533,116
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	26,163	26,332
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	432,370	429,466
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	370,517	367,450
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	219,898	217,802
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	200,000	196,266
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	5,900,000	5,789,848
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	225,130	223,125
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	1,900,000	1,864,527
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	86,026	86,577
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	14,245	14,347
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	120,277	120,672
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	465,543	465,180
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	70,364	70,813
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	30,268	30,459
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	4,277	4,302
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	28,623	28,834
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	49,713	49,705
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	29,999	29,994
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	27,111	27,107
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2054	5,599,996	5,495,445
Fannie Mae Mortgage pass-thru certificates 5.3% 8/1/2041 (c)	22,767	22,740
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	1,092,659	1,102,005
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,186,467	1,201,806
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	1,091,170	1,090,955
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	1,299,066	1,302,869
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	143,404	143,286
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	88,271	88,778
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	5,749,026	5,747,892
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	675,407	680,551
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2039	2,092,848	2,117,021
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	1,334,075	1,345,485
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	566,261	571,105
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	377,555	381,728
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,759,480	1,759,133
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	543,341	547,988
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	3,434,408	3,458,415
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2025	21	21
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,253,963	1,267,822
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	4,931,448	4,930,476
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	1,430,673	1,450,062
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	771,487	778,085
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	3,070,820	3,070,214
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2034	9,579	9,903
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	18,094	18,827
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	351	366
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	7,205	7,531
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	6,710	7,010
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	2,575	2,673
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	5,458	5,654
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	6,627	6,918
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	694,273	714,900
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	11,921	12,369
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	2,355	2,447
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	163	170
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	12,320	12,752
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	870	902
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2052	439,226	445,824
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,945,955	1,978,035
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	74,808	77,148
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	573,343	589,482
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	224,888	231,569
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	2,550	2,668
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	660,675	669,981
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	3,595	3,716
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2053	4,842,227	4,964,908
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	3,466	3,582
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	3,895	4,028
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	2,429	2,539
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	690,103	699,608
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	24,316	25,189
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	2,416,837	2,450,124
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	8,377	8,762
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,625,056	1,647,438
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,477	1,532
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	38,083	39,515
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	4,202	4,377
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	543,895	556,825
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (v)	698,486	716,183
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,607,909	1,630,055
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	565	587
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	1,119	1,165
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	1,105	1,154
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	15,327	16,009
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,361,748	1,380,504
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	2,486,088	2,531,206
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2034	16,100	16,678
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	674	700
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	160	167
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	19,245	19,892
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	382	390
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	4,331	4,506
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	587	613
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	546,325	556,240
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	3,102,483	3,145,214
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	495,756	511,260
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	2,890,958	3,006,993
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	1,167,100	1,208,656
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	1,158,824	1,189,312
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	4,734	4,903
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	47,680	49,488
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	519,306	532,806
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	1,062,413	1,105,055
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	549,222	563,371
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	13,389	13,865
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	2,731	2,828
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	5,444	5,661
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	1,046,954	1,074,008
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	292,344	304,466
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	269	283
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	40,958	42,511
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	32,033	33,223
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	7,668	7,956
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	4,196,911	4,300,771
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	1,089,525	1,131,128
Fannie Mae Mortgage pass-thru certificates 6.735% 2/1/2039 (c)	9,150	9,398
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	10	10
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	3	3
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	60	60
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	20	20
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	13	13
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	41	42
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	10	11
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2026	8	8
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	7	7
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	81	84
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	4	4
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	24	25
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	37	38
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	16	16
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	105	109
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	475	498
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	50	50
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	296	307
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	725	751
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	101	106
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	135	139
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	89	92
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	495	522
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	188	194
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	139	144
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	66	68
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	8	8
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	75	78
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	15	15
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	1	1
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	13	14
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	45	46
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	188	196
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	63	64
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	36	36
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	22	23
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,026	1,056
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	65	67
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	31	31
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	22	23
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	28	29
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	46	48
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	38	39
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	25	26
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	3	4
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	65	68
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2026	69	70
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	39	40
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	86	88
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	32	32
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	18	19
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	68	69
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	26	26
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	30	31
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	44	45
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	12	13
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	786	808
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	53	55
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.365%, 6.999% 10/1/2035 (b)(c)	2,684	2,723
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.445%, 5.945% 4/1/2037 (b)(c)	622	634
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 1Y + 1.462%, 6.085% 1/1/2035 (b)(c)	1,279	1,305
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.48%, 7.48% 7/1/2034 (b)(c)	183	186
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.553%, 7.428% 6/1/2036 (b)(c)	1,536	1,564
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.565%, 6.065% 3/1/2037 (b)(c)	5,097	5,203
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.577%, 6.175% 4/1/2044 (b)(c)	1,859	1,907
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.58%, 5.83% 1/1/2044 (b)(c)	1,021	1,050
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.58%, 6.08% 4/1/2044 (b)(c)	724	740
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.63%, 7.065% 9/1/2036 (b)(c)	148	151
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.638%, 6.887% 11/1/2036 (b)(c)	1,642	1,673
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.649%, 7.389% 5/1/2035 (b)(c)	1,128	1,149
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 1Y + 1.673%, 6.711% 3/1/2033 (b)(c)	2,367	2,408
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.684%, 7.062% 5/1/2036 (b)(c)	1,100	1,122
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.695%, 6.521% 7/1/2043 (b)(c)	9,006	9,241
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.7%, 7.177% 6/1/2042 (b)(c)	5,929	6,065
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.73%, 6.27% 3/1/2040 (b)(c)	4,540	4,668
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 6.556% 7/1/2035 (b)(c)	2,741	2,799
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 7.5% 8/1/2041 (b)(c)	2,032	2,078
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.772%, 5.994% 2/1/2037 (b)(c)	11,303	11,592
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.8%, 6.05% 1/1/2042 (b)(c)	22,201	22,826
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.8%, 7.635% 7/1/2041 (b)(c)	1,840	1,884
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.81%, 6.06% 12/1/2039 (b)(c)	417	429
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.81%, 7.073% 12/1/2040 (b)(c)	32,910	33,786
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.818%, 6.297% 2/1/2042 (b)(c)	9,875	10,133
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.818%, 7.318% 9/1/2041 (b)(c)	2,641	2,708
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.818%, 7.639% 7/1/2041 (b)(c)	3,562	3,649
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.825%, 6.298% 2/1/2035 (b)(c)	1,684	1,722
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.83%, 7.004% 10/1/2041 (b)(c)	2,369	2,411
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.854%, 6.429% 4/1/2036 (b)(c)	8,775	8,986
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 1Y + 1.89%, 6.522% 8/1/2035 (b)(c)	5,091	5,172
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.953%, 7.703% 7/1/2037 (b)(c)	1,934	1,984
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.505%, 6.755% 1/1/2035 (b)(c)	196	197
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 1.51%, 7.26% 2/1/2033 (b)(c)(i)	168	169
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.535%, 6.785% 12/1/2034 (b)(c)	343	346
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.55%, 7.129% 9/1/2033 (b)(c)	10,281	10,373
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.96%, 7.417% 9/1/2035 (b)(c)	170	173
Freddie Mac Gold Pool 1.5% 1/1/2036	443,871	390,212
Freddie Mac Gold Pool 1.5% 1/1/2051	1,419,081	1,084,337
Freddie Mac Gold Pool 1.5% 10/1/2035	1,413,860	1,242,940
Freddie Mac Gold Pool 1.5% 11/1/2035	367,980	323,495
Freddie Mac Gold Pool 1.5% 11/1/2035	24,099	21,186
Freddie Mac Gold Pool 1.5% 12/1/2035	233,045	204,872
Freddie Mac Gold Pool 1.5% 12/1/2040	34,496	28,547
Freddie Mac Gold Pool 1.5% 2/1/2036	18,221	16,019
Freddie Mac Gold Pool 1.5% 2/1/2036	1,146,603	1,007,991
Freddie Mac Gold Pool 1.5% 2/1/2041	57,697	47,747
Freddie Mac Gold Pool 1.5% 2/1/2051	1,441,627	1,101,565
Freddie Mac Gold Pool 1.5% 3/1/2036	15,588	13,665
Freddie Mac Gold Pool 1.5% 3/1/2041	58,588	48,485
Freddie Mac Gold Pool 1.5% 3/1/2051	1,140,645	871,581
Freddie Mac Gold Pool 1.5% 4/1/2036	19,864	17,413
Freddie Mac Gold Pool 1.5% 4/1/2041	58,400	48,329
Freddie Mac Gold Pool 1.5% 4/1/2041	883,957	731,519
Freddie Mac Gold Pool 1.5% 4/1/2051 (u)	4,060,906	3,102,989
Freddie Mac Gold Pool 1.5% 4/1/2051	97,854	74,771
Freddie Mac Gold Pool 1.5% 5/1/2036	20,657	18,057
Freddie Mac Gold Pool 1.5% 5/1/2036	1,109,198	977,188
Freddie Mac Gold Pool 1.5% 6/1/2036	20,672	18,070
Freddie Mac Gold Pool 1.5% 7/1/2036	18,446	16,124
Freddie Mac Gold Pool 1.5% 8/1/2035	302,989	266,645
Freddie Mac Gold Pool 1.5% 8/1/2036	17,046	14,900
Freddie Mac Gold Pool 2% 1/1/2051	486,630	394,301
Freddie Mac Gold Pool 2% 10/1/2041	19,222	16,278
Freddie Mac Gold Pool 2% 10/1/2051	929,502	754,599
Freddie Mac Gold Pool 2% 10/1/2051	183,065	148,732
Freddie Mac Gold Pool 2% 10/1/2051	49,985	40,611
Freddie Mac Gold Pool 2% 11/1/2041	165,469	140,125
Freddie Mac Gold Pool 2% 11/1/2041	425,900	360,665
Freddie Mac Gold Pool 2% 11/1/2050	7,886,589	6,449,409
Freddie Mac Gold Pool 2% 11/1/2051	694,091	561,533
Freddie Mac Gold Pool 2% 11/1/2051	1,629,893	1,322,180
Freddie Mac Gold Pool 2% 11/1/2051	46,326	37,638
Freddie Mac Gold Pool 2% 11/1/2051	739,780	601,039
Freddie Mac Gold Pool 2% 11/1/2051	72,064	58,549
Freddie Mac Gold Pool 2% 11/1/2051	385,948	311,757
Freddie Mac Gold Pool 2% 12/1/2035	32,608	29,500
Freddie Mac Gold Pool 2% 12/1/2051	260,633	211,753
Freddie Mac Gold Pool 2% 12/1/2051	114,219	92,798
Freddie Mac Gold Pool 2% 12/1/2051	149,973	121,238
Freddie Mac Gold Pool 2% 12/1/2051	158,620	128,773
Freddie Mac Gold Pool 2% 12/1/2051	148,706	120,539
Freddie Mac Gold Pool 2% 12/1/2051	55,287	44,659
Freddie Mac Gold Pool 2% 2/1/2036	43,734	39,251
Freddie Mac Gold Pool 2% 2/1/2036	27,813	25,119
Freddie Mac Gold Pool 2% 2/1/2036	32,295	29,196
Freddie Mac Gold Pool 2% 2/1/2041	205,323	175,158
Freddie Mac Gold Pool 2% 2/1/2052	1,507,190	1,218,404
Freddie Mac Gold Pool 2% 2/1/2052	663,660	537,950
Freddie Mac Gold Pool 2% 3/1/2036	180,660	162,536
Freddie Mac Gold Pool 2% 3/1/2036	24,643	22,255
Freddie Mac Gold Pool 2% 3/1/2036	1,467,790	1,324,672
Freddie Mac Gold Pool 2% 3/1/2041	240,179	206,619
Freddie Mac Gold Pool 2% 3/1/2051	50,910	41,426
Freddie Mac Gold Pool 2% 3/1/2051	457,221	372,044
Freddie Mac Gold Pool 2% 3/1/2051	432,481	351,913
Freddie Mac Gold Pool 2% 3/1/2051	377,176	306,911
Freddie Mac Gold Pool 2% 3/1/2051	33,235	27,043
Freddie Mac Gold Pool 2% 3/1/2052	357,956	287,244
Freddie Mac Gold Pool 2% 4/1/2041	17,827	15,180
Freddie Mac Gold Pool 2% 4/1/2042	8,545,372	7,289,900
Freddie Mac Gold Pool 2% 4/1/2052	61,405	49,927
Freddie Mac Gold Pool 2% 5/1/2036	42,242	38,150
Freddie Mac Gold Pool 2% 5/1/2041	183,315	155,752
Freddie Mac Gold Pool 2% 5/1/2051	7,226,222	5,870,991
Freddie Mac Gold Pool 2% 5/1/2051	2,942,551	2,403,569
Freddie Mac Gold Pool 2% 5/1/2051	80,375	65,401
Freddie Mac Gold Pool 2% 5/1/2051	85,069	68,823
Freddie Mac Gold Pool 2% 5/1/2051	198,829	160,856
Freddie Mac Gold Pool 2% 6/1/2041	311,955	265,051
Freddie Mac Gold Pool 2% 6/1/2050	662,417	540,048
Freddie Mac Gold Pool 2% 7/1/2041	18,449	15,675
Freddie Mac Gold Pool 2% 7/1/2041	1,209,744	1,035,790
Freddie Mac Gold Pool 2% 7/1/2051	47,772	38,843
Freddie Mac Gold Pool 2% 8/1/2036	1,407,429	1,271,077
Freddie Mac Gold Pool 2% 8/1/2050	16,706	13,620
Freddie Mac Gold Pool 2% 9/1/2051	60,035	48,813
Freddie Mac Gold Pool 2% 9/1/2051	106,151	85,347
Freddie Mac Gold Pool 2% 9/1/2051	358,990	291,888
Freddie Mac Gold Pool 2% 9/1/2051	356,547	289,902
Freddie Mac Gold Pool 2.5% 1/1/2031	4,908	4,678
Freddie Mac Gold Pool 2.5% 1/1/2041	516,688	456,864
Freddie Mac Gold Pool 2.5% 1/1/2042	259,854	227,980
Freddie Mac Gold Pool 2.5% 1/1/2052	765,935	647,572
Freddie Mac Gold Pool 2.5% 10/1/2031	27,483	26,147
Freddie Mac Gold Pool 2.5% 10/1/2041	131,026	115,200
Freddie Mac Gold Pool 2.5% 11/1/2031	112,920	107,093
Freddie Mac Gold Pool 2.5% 11/1/2032	5,774	5,453
Freddie Mac Gold Pool 2.5% 11/1/2032	5,162	4,870
Freddie Mac Gold Pool 2.5% 11/1/2041	81,502	71,811
Freddie Mac Gold Pool 2.5% 11/1/2041	70,883	62,499
Freddie Mac Gold Pool 2.5% 11/1/2041	1,511,946	1,333,107
Freddie Mac Gold Pool 2.5% 11/1/2050	753,528	640,850
Freddie Mac Gold Pool 2.5% 11/1/2051	203,841	171,194
Freddie Mac Gold Pool 2.5% 12/1/2032	175,483	165,660
Freddie Mac Gold Pool 2.5% 12/1/2051	219,467	184,317
Freddie Mac Gold Pool 2.5% 12/1/2051	593,361	501,852
Freddie Mac Gold Pool 2.5% 2/1/2035	107,432	99,617
Freddie Mac Gold Pool 2.5% 2/1/2042	283,133	251,058
Freddie Mac Gold Pool 2.5% 2/1/2051	15,313	12,947
Freddie Mac Gold Pool 2.5% 2/1/2051	9,115,114	7,766,340
Freddie Mac Gold Pool 2.5% 2/1/2051	2,551,687	2,157,365
Freddie Mac Gold Pool 2.5% 3/1/2032	1,482,213	1,404,422
Freddie Mac Gold Pool 2.5% 3/1/2033	38,871	36,675
Freddie Mac Gold Pool 2.5% 3/1/2037	509,402	469,005
Freddie Mac Gold Pool 2.5% 3/1/2051	2,457,767	2,074,887
Freddie Mac Gold Pool 2.5% 4/1/2033	16,588	15,628
Freddie Mac Gold Pool 2.5% 4/1/2033	32,806	30,932
Freddie Mac Gold Pool 2.5% 4/1/2042	3,913,438	3,428,529
Freddie Mac Gold Pool 2.5% 4/1/2042	52,957	46,627
Freddie Mac Gold Pool 2.5% 4/1/2047	504,303	426,844
Freddie Mac Gold Pool 2.5% 4/1/2052	939,266	798,227
Freddie Mac Gold Pool 2.5% 5/1/2033	4,413	4,145
Freddie Mac Gold Pool 2.5% 5/1/2041	614,449	545,610
Freddie Mac Gold Pool 2.5% 5/1/2051	385,341	327,599
Freddie Mac Gold Pool 2.5% 6/1/2031	16,128	15,352
Freddie Mac Gold Pool 2.5% 6/1/2031	18,176	17,319
Freddie Mac Gold Pool 2.5% 6/1/2040	46,583	41,364
Freddie Mac Gold Pool 2.5% 6/1/2041	62,725	55,345
Freddie Mac Gold Pool 2.5% 7/1/2031	28,044	26,694
Freddie Mac Gold Pool 2.5% 7/1/2032	473,306	447,868
Freddie Mac Gold Pool 2.5% 7/1/2033	139,828	132,063
Freddie Mac Gold Pool 2.5% 7/1/2033	54,967	51,570
Freddie Mac Gold Pool 2.5% 7/1/2036	209,144	193,996
Freddie Mac Gold Pool 2.5% 7/1/2050	775,159	659,246
Freddie Mac Gold Pool 2.5% 7/1/2050	92,605	79,018
Freddie Mac Gold Pool 2.5% 7/1/2051	569,020	482,687
Freddie Mac Gold Pool 2.5% 8/1/2031	46,937	44,656
Freddie Mac Gold Pool 2.5% 8/1/2032	1,048,369	991,553
Freddie Mac Gold Pool 2.5% 8/1/2041	59,804	52,730
Freddie Mac Gold Pool 2.5% 9/1/2041	131,286	116,291
Freddie Mac Gold Pool 2.5% 9/1/2051	772,731	651,628
Freddie Mac Gold Pool 3% 1/1/2033	27,023	25,799
Freddie Mac Gold Pool 3% 1/1/2043	6,190	5,584
Freddie Mac Gold Pool 3% 1/1/2052	31,744	27,859
Freddie Mac Gold Pool 3% 1/1/2052	908,003	796,890
Freddie Mac Gold Pool 3% 11/1/2050	53,795	47,330
Freddie Mac Gold Pool 3% 11/1/2051	164,807	144,640
Freddie Mac Gold Pool 3% 11/1/2051	362,965	318,549
Freddie Mac Gold Pool 3% 12/1/2030	51,894	49,956
Freddie Mac Gold Pool 3% 12/1/2032	4,471	4,277
Freddie Mac Gold Pool 3% 12/1/2032	43,858	42,124
Freddie Mac Gold Pool 3% 12/1/2042	8,640	7,841
Freddie Mac Gold Pool 3% 12/1/2042	4,563	4,141
Freddie Mac Gold Pool 3% 12/1/2042	97,070	88,150
Freddie Mac Gold Pool 3% 12/1/2046	203,416	181,236
Freddie Mac Gold Pool 3% 12/1/2050	453,222	398,752
Freddie Mac Gold Pool 3% 12/1/2051	232,997	204,485
Freddie Mac Gold Pool 3% 2/1/2033	16,984	16,209
Freddie Mac Gold Pool 3% 2/1/2033	50,478	48,650
Freddie Mac Gold Pool 3% 2/1/2037	28,587	26,855
Freddie Mac Gold Pool 3% 2/1/2043	7,623	6,936
Freddie Mac Gold Pool 3% 2/1/2050	512,758	454,017
Freddie Mac Gold Pool 3% 3/1/2033	33,031	31,522
Freddie Mac Gold Pool 3% 3/1/2052	864,169	757,340
Freddie Mac Gold Pool 3% 3/1/2052	462,829	405,758
Freddie Mac Gold Pool 3% 3/1/2052	435,786	383,411
Freddie Mac Gold Pool 3% 4/1/2034	41,086	39,262
Freddie Mac Gold Pool 3% 4/1/2046	8,163	7,306
Freddie Mac Gold Pool 3% 4/1/2046	10,823	9,687
Freddie Mac Gold Pool 3% 4/1/2050	175,285	155,149
Freddie Mac Gold Pool 3% 5/1/2035	527,458	500,787
Freddie Mac Gold Pool 3% 5/1/2045	5,121	4,590
Freddie Mac Gold Pool 3% 5/1/2046	24,522	21,948
Freddie Mac Gold Pool 3% 5/1/2046	153,918	137,761
Freddie Mac Gold Pool 3% 5/1/2051	335,871	295,295
Freddie Mac Gold Pool 3% 5/1/2052	3,862,374	3,384,903
Freddie Mac Gold Pool 3% 6/1/2031	15,496	14,906
Freddie Mac Gold Pool 3% 6/1/2031	5,406	5,202
Freddie Mac Gold Pool 3% 6/1/2046	152,998	136,937
Freddie Mac Gold Pool 3% 6/1/2050	83,995	74,477
Freddie Mac Gold Pool 3% 6/1/2052	1,509,311	1,323,200
Freddie Mac Gold Pool 3% 7/1/2045	10,351	9,287
Freddie Mac Gold Pool 3% 9/1/2051	171,353	150,384
Freddie Mac Gold Pool 3% 9/1/2051	312,908	274,715
Freddie Mac Gold Pool 3.5% 1/1/2046	19,020	17,603
Freddie Mac Gold Pool 3.5% 1/1/2046	6,399	5,932
Freddie Mac Gold Pool 3.5% 1/1/2048	9,446	8,761
Freddie Mac Gold Pool 3.5% 1/1/2048	986,809	908,738
Freddie Mac Gold Pool 3.5% 10/1/2040	8,776	8,177
Freddie Mac Gold Pool 3.5% 10/1/2047	33,149	30,765
Freddie Mac Gold Pool 3.5% 10/1/2051	223,413	204,761
Freddie Mac Gold Pool 3.5% 11/1/2033	71,551	69,322
Freddie Mac Gold Pool 3.5% 11/1/2040	14,774	13,766
Freddie Mac Gold Pool 3.5% 11/1/2042	226,493	211,288
Freddie Mac Gold Pool 3.5% 11/1/2047	10,149	9,358
Freddie Mac Gold Pool 3.5% 11/1/2047	30,589	28,310
Freddie Mac Gold Pool 3.5% 11/1/2047	228,978	212,437
Freddie Mac Gold Pool 3.5% 12/1/2033	26,001	24,844
Freddie Mac Gold Pool 3.5% 12/1/2040	14,569	13,574
Freddie Mac Gold Pool 3.5% 12/1/2046	35,321	32,634
Freddie Mac Gold Pool 3.5% 12/1/2047	40,178	37,047
Freddie Mac Gold Pool 3.5% 12/1/2047	57,289	53,132
Freddie Mac Gold Pool 3.5% 2/1/2034	276,796	264,481
Freddie Mac Gold Pool 3.5% 2/1/2043	8,137	7,657
Freddie Mac Gold Pool 3.5% 2/1/2043	20,885	19,545
Freddie Mac Gold Pool 3.5% 2/1/2043	950,566	888,115
Freddie Mac Gold Pool 3.5% 2/1/2048	122,642	112,969
Freddie Mac Gold Pool 3.5% 2/1/2048	21,485	19,811
Freddie Mac Gold Pool 3.5% 2/1/2052	69,567	63,341
Freddie Mac Gold Pool 3.5% 2/1/2052	300,685	274,900
Freddie Mac Gold Pool 3.5% 2/1/2052	94,679	86,508
Freddie Mac Gold Pool 3.5% 3/1/2032	172,960	166,292
Freddie Mac Gold Pool 3.5% 3/1/2045	54,839	50,839
Freddie Mac Gold Pool 3.5% 3/1/2045	10,819	10,030
Freddie Mac Gold Pool 3.5% 3/1/2045	14,082	13,055
Freddie Mac Gold Pool 3.5% 3/1/2046	197,153	183,081
Freddie Mac Gold Pool 3.5% 3/1/2048	48,095	44,271
Freddie Mac Gold Pool 3.5% 3/1/2052	112,679	102,981
Freddie Mac Gold Pool 3.5% 3/1/2052	248,383	226,842
Freddie Mac Gold Pool 3.5% 4/1/2033	176,014	171,135
Freddie Mac Gold Pool 3.5% 4/1/2040	17,499	16,310
Freddie Mac Gold Pool 3.5% 4/1/2042	178,403	167,151
Freddie Mac Gold Pool 3.5% 4/1/2043	10,473	9,788
Freddie Mac Gold Pool 3.5% 4/1/2043	24,314	22,704
Freddie Mac Gold Pool 3.5% 4/1/2046	44,937	41,561
Freddie Mac Gold Pool 3.5% 4/1/2046	37,558	34,795
Freddie Mac Gold Pool 3.5% 4/1/2052	254,781	234,366
Freddie Mac Gold Pool 3.5% 5/1/2034	30,814	29,375
Freddie Mac Gold Pool 3.5% 5/1/2040	6,011	5,602
Freddie Mac Gold Pool 3.5% 5/1/2040	36,372	33,901
Freddie Mac Gold Pool 3.5% 5/1/2045	87,590	81,092
Freddie Mac Gold Pool 3.5% 5/1/2046	387,780	359,981
Freddie Mac Gold Pool 3.5% 6/1/2032	122,220	117,317
Freddie Mac Gold Pool 3.5% 6/1/2040	33,707	31,417
Freddie Mac Gold Pool 3.5% 6/1/2045	106,217	98,337
Freddie Mac Gold Pool 3.5% 6/1/2045	16,561	15,332
Freddie Mac Gold Pool 3.5% 6/1/2045	186,479	172,878
Freddie Mac Gold Pool 3.5% 6/1/2045	9,988	9,275
Freddie Mac Gold Pool 3.5% 7/1/2032	172,363	165,718
Freddie Mac Gold Pool 3.5% 7/1/2040	4,505	4,199
Freddie Mac Gold Pool 3.5% 7/1/2042	563,414	526,332
Freddie Mac Gold Pool 3.5% 7/1/2042	256,876	240,157
Freddie Mac Gold Pool 3.5% 7/1/2047	562,830	522,348
Freddie Mac Gold Pool 3.5% 8/1/2034	50,960	48,470
Freddie Mac Gold Pool 3.5% 8/1/2040	20,486	19,094
Freddie Mac Gold Pool 3.5% 8/1/2047	101,513	94,212
Freddie Mac Gold Pool 3.5% 8/1/2047	854,973	793,477
Freddie Mac Gold Pool 3.5% 8/1/2047	67,093	62,267
Freddie Mac Gold Pool 3.5% 8/1/2049	10,650,324	9,814,387
Freddie Mac Gold Pool 3.5% 8/1/2051	292,984	268,614
Freddie Mac Gold Pool 3.5% 9/1/2040	15,496	14,438
Freddie Mac Gold Pool 3.5% 9/1/2042	1,367,519	1,277,210
Freddie Mac Gold Pool 3.5% 9/1/2042	744,989	695,495
Freddie Mac Gold Pool 3.5% 9/1/2046	49,743	45,975
Freddie Mac Gold Pool 3.5% 9/1/2046	470,882	436,537
Freddie Mac Gold Pool 3.5% 9/1/2047	18,641	17,300
Freddie Mac Gold Pool 3.5% 9/1/2047	15,337	14,234
Freddie Mac Gold Pool 4% 1/1/2036	86,385	84,269
Freddie Mac Gold Pool 4% 1/1/2039	8,942	8,659
Freddie Mac Gold Pool 4% 1/1/2041	6,495	6,268
Freddie Mac Gold Pool 4% 1/1/2041	3,213	3,106
Freddie Mac Gold Pool 4% 1/1/2044	4,595	4,407
Freddie Mac Gold Pool 4% 10/1/2041	50,749	48,913
Freddie Mac Gold Pool 4% 10/1/2041	5,992	5,775
Freddie Mac Gold Pool 4% 10/1/2041	4,810	4,638
Freddie Mac Gold Pool 4% 10/1/2042	2,386	2,297
Freddie Mac Gold Pool 4% 10/1/2043	12,961	12,446
Freddie Mac Gold Pool 4% 10/1/2044	7,975	7,641
Freddie Mac Gold Pool 4% 10/1/2045	3,848	3,676
Freddie Mac Gold Pool 4% 10/1/2052	661,740	627,166
Freddie Mac Gold Pool 4% 11/1/2041	8,475	8,162
Freddie Mac Gold Pool 4% 11/1/2042	10,834	10,435
Freddie Mac Gold Pool 4% 11/1/2042	8,722	8,387
Freddie Mac Gold Pool 4% 11/1/2042	93,013	89,600
Freddie Mac Gold Pool 4% 11/1/2042	107,461	103,592
Freddie Mac Gold Pool 4% 11/1/2047	61,105	58,121
Freddie Mac Gold Pool 4% 12/1/2042	2,739	2,645
Freddie Mac Gold Pool 4% 12/1/2047	103,388	98,338
Freddie Mac Gold Pool 4% 2/1/2041	17,070	16,476
Freddie Mac Gold Pool 4% 2/1/2042	23,416	22,544
Freddie Mac Gold Pool 4% 2/1/2043	8,224	7,904
Freddie Mac Gold Pool 4% 2/1/2043	5,231	5,026
Freddie Mac Gold Pool 4% 2/1/2043	6,239	5,994
Freddie Mac Gold Pool 4% 2/1/2043	3,354	3,221
Freddie Mac Gold Pool 4% 2/1/2045	73,418	70,457
Freddie Mac Gold Pool 4% 2/1/2046	25,712	24,670
Freddie Mac Gold Pool 4% 2/1/2048	68,945	65,599
Freddie Mac Gold Pool 4% 2/1/2050	15,507	14,658
Freddie Mac Gold Pool 4% 2/1/2053	1,947,901	1,844,760
Freddie Mac Gold Pool 4% 2/1/2053	7,397,237	7,005,556
Freddie Mac Gold Pool 4% 3/1/2042	4,667	4,500
Freddie Mac Gold Pool 4% 3/1/2042	4,578	4,407
Freddie Mac Gold Pool 4% 4/1/2042	57,739	55,589
Freddie Mac Gold Pool 4% 4/1/2042	45,564	43,895
Freddie Mac Gold Pool 4% 4/1/2043	4,374	4,208
Freddie Mac Gold Pool 4% 4/1/2043	86,401	83,059
Freddie Mac Gold Pool 4% 4/1/2046	24,553	23,430
Freddie Mac Gold Pool 4% 4/1/2048	1,108	1,054
Freddie Mac Gold Pool 4% 4/1/2048	11,731	11,162
Freddie Mac Gold Pool 4% 4/1/2048	24,122	22,951
Freddie Mac Gold Pool 4% 4/1/2048	4,104	3,905
Freddie Mac Gold Pool 4% 4/1/2048	18,847	17,933
Freddie Mac Gold Pool 4% 5/1/2038	115,384	111,765
Freddie Mac Gold Pool 4% 5/1/2042	7,521	7,256
Freddie Mac Gold Pool 4% 5/1/2043	5,783	5,555
Freddie Mac Gold Pool 4% 5/1/2045	8,412	8,051
Freddie Mac Gold Pool 4% 5/1/2045	35,556	34,275
Freddie Mac Gold Pool 4% 5/1/2048	141,025	134,269
Freddie Mac Gold Pool 4% 6/1/2038	4,537	4,394
Freddie Mac Gold Pool 4% 6/1/2038	3,377	3,273
Freddie Mac Gold Pool 4% 6/1/2041	2,159	2,079
Freddie Mac Gold Pool 4% 6/1/2045	5,587	5,354
Freddie Mac Gold Pool 4% 6/1/2047	28,280	26,996
Freddie Mac Gold Pool 4% 6/1/2047	397,238	378,950
Freddie Mac Gold Pool 4% 7/1/2042	91,317	87,831
Freddie Mac Gold Pool 4% 7/1/2043	4,828	4,643
Freddie Mac Gold Pool 4% 7/1/2043	11,170	10,727
Freddie Mac Gold Pool 4% 7/1/2043	10,172	9,784
Freddie Mac Gold Pool 4% 7/1/2043	5,164	4,959
Freddie Mac Gold Pool 4% 7/1/2045	22,820	21,869
Freddie Mac Gold Pool 4% 8/1/2038	19,548	18,935
Freddie Mac Gold Pool 4% 8/1/2038	28,132	27,250
Freddie Mac Gold Pool 4% 8/1/2043	5,412	5,197
Freddie Mac Gold Pool 4% 9/1/2041	6,309	6,084
Freddie Mac Gold Pool 4% 9/1/2041	2,240	2,159
Freddie Mac Gold Pool 4% 9/1/2041	2,027	1,952
Freddie Mac Gold Pool 4% 9/1/2042	6,566	6,340
Freddie Mac Gold Pool 4% 9/1/2042	36,646	35,282
Freddie Mac Gold Pool 4% 9/1/2043	6,384	6,129
Freddie Mac Gold Pool 4% 9/1/2043	8,821	8,476
Freddie Mac Gold Pool 4% 9/1/2043	8,492	8,157
Freddie Mac Gold Pool 4% 9/1/2043	6,213	5,962
Freddie Mac Gold Pool 4% 9/1/2043	8,971	8,622
Freddie Mac Gold Pool 4% 9/1/2044	5,619	5,392
Freddie Mac Gold Pool 4.5% 1/1/2040	2,203	2,181
Freddie Mac Gold Pool 4.5% 1/1/2041	1,325	1,312
Freddie Mac Gold Pool 4.5% 1/1/2042	65,707	65,027
Freddie Mac Gold Pool 4.5% 1/1/2047	5,827	5,712
Freddie Mac Gold Pool 4.5% 10/1/2039	12,982	12,854
Freddie Mac Gold Pool 4.5% 10/1/2039	2,913	2,884
Freddie Mac Gold Pool 4.5% 10/1/2039	1,255	1,243
Freddie Mac Gold Pool 4.5% 10/1/2040	3,839	3,799
Freddie Mac Gold Pool 4.5% 10/1/2040	6,473	6,406
Freddie Mac Gold Pool 4.5% 10/1/2041	15,470	15,302
Freddie Mac Gold Pool 4.5% 10/1/2042	72,049	70,793
Freddie Mac Gold Pool 4.5% 10/1/2048	11,909	11,612
Freddie Mac Gold Pool 4.5% 10/1/2048	84,342	82,740
Freddie Mac Gold Pool 4.5% 11/1/2040	1,410	1,395
Freddie Mac Gold Pool 4.5% 12/1/2040	2,101	2,078
Freddie Mac Gold Pool 4.5% 12/1/2040	1,811	1,792
Freddie Mac Gold Pool 4.5% 12/1/2042	47,192	46,296
Freddie Mac Gold Pool 4.5% 12/1/2044	3,806	3,747
Freddie Mac Gold Pool 4.5% 12/1/2045	12,062	11,944
Freddie Mac Gold Pool 4.5% 12/1/2046	5,917	5,804
Freddie Mac Gold Pool 4.5% 2/1/2041	2,253	2,230
Freddie Mac Gold Pool 4.5% 2/1/2041	1,022	1,011
Freddie Mac Gold Pool 4.5% 2/1/2041	1,496	1,482
Freddie Mac Gold Pool 4.5% 2/1/2041	9,331	9,237
Freddie Mac Gold Pool 4.5% 2/1/2041	2,388	2,362
Freddie Mac Gold Pool 4.5% 2/1/2041	2,383	2,357
Freddie Mac Gold Pool 4.5% 2/1/2047	21,415	20,995
Freddie Mac Gold Pool 4.5% 3/1/2041	10,054	9,951
Freddie Mac Gold Pool 4.5% 3/1/2041	2,318	2,294
Freddie Mac Gold Pool 4.5% 3/1/2041	23,987	23,739
Freddie Mac Gold Pool 4.5% 3/1/2041	3,502	3,466
Freddie Mac Gold Pool 4.5% 4/1/2041	31,348	31,021
Freddie Mac Gold Pool 4.5% 4/1/2041	3,234	3,198
Freddie Mac Gold Pool 4.5% 4/1/2041	3,199	3,165
Freddie Mac Gold Pool 4.5% 5/1/2035	1,109	1,099
Freddie Mac Gold Pool 4.5% 5/1/2039	8,397	8,315
Freddie Mac Gold Pool 4.5% 5/1/2041	3,370	3,333
Freddie Mac Gold Pool 4.5% 5/1/2041	3,447	3,410
Freddie Mac Gold Pool 4.5% 5/1/2045	19,028	18,720
Freddie Mac Gold Pool 4.5% 5/1/2047	54,008	52,931
Freddie Mac Gold Pool 4.5% 5/1/2047	17,458	17,110
Freddie Mac Gold Pool 4.5% 5/1/2047	40,333	39,529
Freddie Mac Gold Pool 4.5% 6/1/2038	1,324	1,312
Freddie Mac Gold Pool 4.5% 6/1/2041	3,649	3,613
Freddie Mac Gold Pool 4.5% 6/1/2041	2,295	2,272
Freddie Mac Gold Pool 4.5% 6/1/2041	2,661	2,632
Freddie Mac Gold Pool 4.5% 6/1/2041	1,132	1,121
Freddie Mac Gold Pool 4.5% 6/1/2047	23,924	23,492
Freddie Mac Gold Pool 4.5% 6/1/2047	77,395	75,852
Freddie Mac Gold Pool 4.5% 7/1/2025	554	553
Freddie Mac Gold Pool 4.5% 7/1/2040	4,417	4,373
Freddie Mac Gold Pool 4.5% 7/1/2040	1,911	1,891
Freddie Mac Gold Pool 4.5% 7/1/2040	1,753	1,735
Freddie Mac Gold Pool 4.5% 7/1/2047	32,484	31,837
Freddie Mac Gold Pool 4.5% 7/1/2047	17,948	17,624
Freddie Mac Gold Pool 4.5% 7/1/2047	40,802	40,078
Freddie Mac Gold Pool 4.5% 8/1/2033	550	546
Freddie Mac Gold Pool 4.5% 8/1/2040	1,576	1,560
Freddie Mac Gold Pool 4.5% 8/1/2041	1,532	1,515
Freddie Mac Gold Pool 4.5% 8/1/2041	1,163	1,152
Freddie Mac Gold Pool 4.5% 8/1/2041	11,590	11,469
Freddie Mac Gold Pool 4.5% 8/1/2052	53,834	51,936
Freddie Mac Gold Pool 4.5% 9/1/2039	7,122	7,054
Freddie Mac Gold Pool 4.5% 9/1/2040	3,037	3,006
Freddie Mac Gold Pool 4.5% 9/1/2041	11,913	11,788
Freddie Mac Gold Pool 4.5% 9/1/2041	15,807	15,643
Freddie Mac Gold Pool 4.5% 9/1/2041	27,393	27,121
Freddie Mac Gold Pool 5% 1/1/2035	12,464	12,560
Freddie Mac Gold Pool 5% 1/1/2037	575	580
Freddie Mac Gold Pool 5% 1/1/2040	6,030	6,097
Freddie Mac Gold Pool 5% 1/1/2053	392,990	387,894
Freddie Mac Gold Pool 5% 10/1/2033	1,366	1,377
Freddie Mac Gold Pool 5% 10/1/2033	990	997
Freddie Mac Gold Pool 5% 10/1/2052	169,558	168,154
Freddie Mac Gold Pool 5% 11/1/2035	809	816
Freddie Mac Gold Pool 5% 11/1/2052	786,720	779,715
Freddie Mac Gold Pool 5% 11/1/2052	266,613	264,822
Freddie Mac Gold Pool 5% 11/1/2054	15,699,946	15,406,829
Freddie Mac Gold Pool 5% 12/1/2033	531	535
Freddie Mac Gold Pool 5% 12/1/2035	2,175	2,194
Freddie Mac Gold Pool 5% 12/1/2052	599,386	594,049
Freddie Mac Gold Pool 5% 12/1/2052	465,338	461,195
Freddie Mac Gold Pool 5% 12/1/2052	424,105	420,064
Freddie Mac Gold Pool 5% 12/1/2052	115,475	114,375
Freddie Mac Gold Pool 5% 4/1/2034	456	460
Freddie Mac Gold Pool 5% 4/1/2035	3,433	3,460
Freddie Mac Gold Pool 5% 4/1/2035	852	860
Freddie Mac Gold Pool 5% 4/1/2035	1,102	1,112
Freddie Mac Gold Pool 5% 4/1/2036	7,996	8,070
Freddie Mac Gold Pool 5% 4/1/2040	6,891	6,966
Freddie Mac Gold Pool 5% 5/1/2034	287	289
Freddie Mac Gold Pool 5% 5/1/2034	627	632
Freddie Mac Gold Pool 5% 5/1/2035	3,202	3,230
Freddie Mac Gold Pool 5% 6/1/2035	596	601
Freddie Mac Gold Pool 5% 6/1/2035	269	271
Freddie Mac Gold Pool 5% 6/1/2040	4,363	4,410
Freddie Mac Gold Pool 5% 6/1/2040	3,466	3,504
Freddie Mac Gold Pool 5% 6/1/2041	115,472	116,764
Freddie Mac Gold Pool 5% 6/1/2052	2,260,026	2,247,671
Freddie Mac Gold Pool 5% 6/1/2053	341,888	341,514
Freddie Mac Gold Pool 5% 7/1/2035	20,811	20,988
Freddie Mac Gold Pool 5% 7/1/2035	2,887	2,913
Freddie Mac Gold Pool 5% 7/1/2041	1,972	1,994
Freddie Mac Gold Pool 5% 7/1/2041	2,450	2,477
Freddie Mac Gold Pool 5% 7/1/2041	962	969
Freddie Mac Gold Pool 5% 8/1/2033	371	374
Freddie Mac Gold Pool 5% 8/1/2034	5,046	5,086
Freddie Mac Gold Pool 5% 8/1/2035	406	410
Freddie Mac Gold Pool 5% 8/1/2040	3,795	3,836
Freddie Mac Gold Pool 5% 9/1/2033	1,231	1,241
Freddie Mac Gold Pool 5% 9/1/2035	2,539	2,562
Freddie Mac Gold Pool 5% 9/1/2052	159,724	158,402
Freddie Mac Gold Pool 5% 9/1/2054	7,035,026	6,925,668
Freddie Mac Gold Pool 5.5% 11/1/2052	974,288	985,666
Freddie Mac Gold Pool 5.5% 12/1/2054	200,000	199,836
Freddie Mac Gold Pool 5.5% 2/1/2054	257,337	257,286
Freddie Mac Gold Pool 5.5% 3/1/2053 (u)(v)	1,321,622	1,339,534
Freddie Mac Gold Pool 5.5% 4/1/2053	226,488	229,062
Freddie Mac Gold Pool 5.5% 4/1/2054	12,464,265	12,450,121
Freddie Mac Gold Pool 5.5% 5/1/2053	622,966	627,515
Freddie Mac Gold Pool 5.5% 6/1/2039	5,610,480	5,675,284
Freddie Mac Gold Pool 5.5% 7/1/2039	5,755,860	5,822,343
Freddie Mac Gold Pool 5.5% 9/1/2039	1,994,737	2,018,400
Freddie Mac Gold Pool 5.5% 9/1/2053	4,148,141	4,187,508
Freddie Mac Gold Pool 5.5% 9/1/2054	6,471,311	6,463,968
Freddie Mac Gold Pool 6% 1/1/2032	283	292
Freddie Mac Gold Pool 6% 1/1/2032	184	190
Freddie Mac Gold Pool 6% 10/1/2032	158	163
Freddie Mac Gold Pool 6% 10/1/2054	1,428,193	1,470,625
Freddie Mac Gold Pool 6% 11/1/2031	213	219
Freddie Mac Gold Pool 6% 11/1/2032	2,233	2,303
Freddie Mac Gold Pool 6% 11/1/2053	358,889	365,402
Freddie Mac Gold Pool 6% 12/1/2032	85	88
Freddie Mac Gold Pool 6% 12/1/2037	1,031	1,079
Freddie Mac Gold Pool 6% 12/1/2037	3,939	4,125
Freddie Mac Gold Pool 6% 3/1/2053	1,211,114	1,243,691
Freddie Mac Gold Pool 6% 4/1/2031	149	153
Freddie Mac Gold Pool 6% 4/1/2033	543	560
Freddie Mac Gold Pool 6% 4/1/2054	18,953,397	19,469,131
Freddie Mac Gold Pool 6% 5/1/2029	35	34
Freddie Mac Gold Pool 6% 5/1/2033	3,955	4,061
Freddie Mac Gold Pool 6% 6/1/2031	49	50
Freddie Mac Gold Pool 6% 7/1/2032	380	390
Freddie Mac Gold Pool 6% 7/1/2033	557	576
Freddie Mac Gold Pool 6% 8/1/2037	3,531	3,688
Freddie Mac Gold Pool 6% 9/1/2033	2,874	2,968
Freddie Mac Gold Pool 6% 9/1/2054	295,252	302,271
Freddie Mac Gold Pool 6% 9/1/2054	1,085,526	1,119,474
Freddie Mac Gold Pool 6.5% 1/1/2032	1,856	1,925
Freddie Mac Gold Pool 6.5% 1/1/2054	1,487,841	1,545,002
Freddie Mac Gold Pool 6.5% 10/1/2032	1,114	1,158
Freddie Mac Gold Pool 6.5% 10/1/2053	339,269	351,269
Freddie Mac Gold Pool 6.5% 10/1/2053	326,481	338,948
Freddie Mac Gold Pool 6.5% 10/1/2053	1,369,448	1,411,790
Freddie Mac Gold Pool 6.5% 3/1/2036	11,718	12,151
Freddie Mac Gold Pool 6.5% 4/1/2032	118	122
Freddie Mac Gold Pool 6.5% 6/1/2054	2,823,491	2,955,348
Freddie Mac Gold Pool 6.5% 7/1/2032	30	30
Freddie Mac Gold Pool 6.5% 8/1/2032	452	469
Freddie Mac Gold Pool 6.5% 8/1/2032	274	284
Freddie Mac Gold Pool 6.5% 8/1/2032	304	315
Freddie Mac Gold Pool 6.5% 9/1/2039	13,799	14,586
Freddie Mac Gold Pool 6.5% 9/1/2053	331,378	343,100
Freddie Mac Gold Pool 6.5% 9/1/2053	340,287	354,131
Freddie Mac Gold Pool 6.5% 9/1/2054	3,262,930	3,416,583
Freddie Mac Gold Pool 7% 1/1/2036	574	603
Freddie Mac Gold Pool 7% 11/1/2034	918	964
Freddie Mac Gold Pool 7% 11/1/2034	945	998
Freddie Mac Gold Pool 7% 4/1/2032	396	413
Freddie Mac Gold Pool 7% 4/1/2032	158	166
Freddie Mac Gold Pool 7% 7/1/2029	1,615	1,673
Freddie Mac Gold Pool 7% 8/1/2026	212	214
Freddie Mac Gold Pool 7% 9/1/2026	240	243
Freddie Mac Gold Pool 7% 9/1/2035	2,373	2,496
Freddie Mac Gold Pool 7.5% 1/1/2027	7	6
Freddie Mac Gold Pool 8% 7/1/2030	40	41
Freddie Mac Gold Pool 8% 8/1/2030	96	99
Freddie Mac Gold Pool 8.5% 8/1/2027	57	58
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.821% 6/1/2033 (b)(c)	10,986	11,082
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.23%, 6.968% 4/1/2034 (b)(c)	3,569	3,616
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.246%, 7.12% 6/1/2033 (b)(c)	2,717	2,749
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 7.19% 3/1/2035 (b)(c)	4,618	4,686
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.548%, 7.588% 7/1/2035 (b)(c)	6,345	6,471
Freddie Mac Non Gold Pool 5% 8/1/2053	552,961	544,408
Freddie Mac Non Gold Pool 5.5% 7/1/2053	3,512,521	3,542,563
Freddie Mac Non Gold Pool 5.5% 8/1/2053	437,887	441,632
Freddie Mac Non Gold Pool 5.5% 8/1/2053	444,338	448,555
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,541,779	1,556,411
Freddie Mac Non Gold Pool 6% 11/1/2054	1,184,130	1,215,241
Freddie Mac Non Gold Pool 6% 6/1/2053	381,845	391,519
Freddie Mac Non Gold Pool 6% 6/1/2053	324,019	331,721
Freddie Mac Non Gold Pool 6% 6/1/2053	380,816	389,036
Freddie Mac Non Gold Pool 6% 7/1/2053	342,091	350,224
Freddie Mac Non Gold Pool 6% 7/1/2053	386,015	395,795
Freddie Mac Non Gold Pool 6% 9/1/2053	641,345	652,984
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.325%, 5.575% 1/1/2036 (b)(c)	2,747	2,787
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.375%, 6.227% 3/1/2036 (b)(c)	1,884	1,915
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.5%, 6.127% 3/1/2036 (b)(c)	1,440	1,461
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.665%, 6.04% 7/1/2036 (b)(c)	9,308	9,470
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 6.466% 12/1/2040 (b)(c)	13,416	13,758
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 7.294% 9/1/2041 (b)(c)	38,018	38,780
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 7.567% 7/1/2041 (b)(c)	3,343	3,409
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.864%, 7.239% 4/1/2036 (b)(c)	991	1,013
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.88%, 6.88% 10/1/2041 (b)(c)	26,809	27,411
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.88%, 7.255% 4/1/2041 (b)(c)	870	888
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.88%, 7.601% 9/1/2041 (b)(c)	3,759	3,844
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.91%, 7.155% 5/1/2041 (b)(c)	7,031	7,199
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.91%, 7.485% 5/1/2041 (b)(c)	4,718	4,826
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.91%, 7.628% 6/1/2041 (b)(c)	6,761	6,912
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.91%, 7.785% 6/1/2041 (b)(c)	1,935	1,978
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.923%, 7.17% 10/1/2042 (b)(c)	15,666	16,070
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.022%, 6.936% 4/1/2038 (b)(c)	826	846
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.031%, 7.658% 3/1/2033 (b)(c)	31	32
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 1Y + 2.045%, 7.905% 7/1/2036 (b)(c)	4,862	4,973
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.2%, 6.45% 12/1/2036 (b)(c)	1,189	1,222
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.665%, 7.165% 1/1/2037 (b)(c)	2,260	2,284
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 1.665%, 7.415% 7/1/2035 (b)(c)	1,638	1,649
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 1.869%, 7.255% 10/1/2036 (b)(c)	11,547	11,684
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 1.996%, 7.162% 10/1/2035 (b)(c)	8,151	8,268
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 2.01%, 7.135% 5/1/2037 (b)(c)	1,580	1,608
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 2.02%, 7.635% 6/1/2037 (b)(c)	3,382	3,425
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 3.049%, 8.549% 10/1/2035 (b)(c)	412	423
Ginnie Mae I Pool 2.5% 1/20/2052	1,592,664	1,348,601
Ginnie Mae I Pool 2.5% 12/20/2051	717,010	606,237
Ginnie Mae I Pool 2.5% 12/20/2051	2,467,871	2,088,917
Ginnie Mae I Pool 2.5% 12/20/2051	1,277,730	1,081,927
Ginnie Mae I Pool 2.5% 8/20/2051	3,369,802	2,853,407
Ginnie Mae I Pool 2.5% 8/20/2051	605,420	512,644
Ginnie Mae I Pool 2.5% 8/20/2051	875,259	741,132
Ginnie Mae I Pool 2.5% 9/20/2051	1,580,986	1,338,712
Ginnie Mae I Pool 2.5% 9/20/2051	868,939	735,781
Ginnie Mae I Pool 3% 12/15/2042	22,586	20,257
Ginnie Mae I Pool 3% 12/20/2042	27,768	25,205
Ginnie Mae I Pool 3% 2/15/2045	12,857	11,548
Ginnie Mae I Pool 3% 2/20/2050	92,554	81,924
Ginnie Mae I Pool 3% 3/20/2043	18,639	16,921
Ginnie Mae I Pool 3% 3/20/2043	7,930	7,204
Ginnie Mae I Pool 3% 4/15/2045	8,261	7,420
Ginnie Mae I Pool 3% 5/15/2042	3,747	3,395
Ginnie Mae I Pool 3% 6/15/2043	3,318	2,999
Ginnie Mae I Pool 3.5% 1/15/2043	11,050	10,250
Ginnie Mae I Pool 3.5% 10/20/2054	24,624,321	22,505,845
Ginnie Mae I Pool 3.5% 11/15/2042	25,290	23,464
Ginnie Mae I Pool 3.5% 12/15/2041	8,490	7,875
Ginnie Mae I Pool 3.5% 12/15/2041	9,776	9,076
Ginnie Mae I Pool 3.5% 12/20/2049	4,699	4,290
Ginnie Mae I Pool 3.5% 12/20/2049	1,087	993
Ginnie Mae I Pool 3.5% 12/20/2049	3,642	3,348
Ginnie Mae I Pool 3.5% 12/20/2049	10,324	9,468
Ginnie Mae I Pool 3.5% 2/15/2042	10,611	9,864
Ginnie Mae I Pool 3.5% 2/15/2042	3,718	3,457
Ginnie Mae I Pool 3.5% 2/15/2043	49,106	45,640
Ginnie Mae I Pool 3.5% 2/15/2044	6,993	6,452
Ginnie Mae I Pool 3.5% 2/20/2043	15,455	14,426
Ginnie Mae I Pool 3.5% 3/20/2043	6,927	6,464
Ginnie Mae I Pool 3.5% 4/15/2043	46,744	43,465
Ginnie Mae I Pool 3.5% 4/15/2043	7,492	6,928
Ginnie Mae I Pool 3.5% 6/20/2046	16,882	15,662
Ginnie Mae I Pool 3.5% 7/15/2042	7,218	6,700
Ginnie Mae I Pool 3.5% 7/15/2042	2,459	2,283
Ginnie Mae I Pool 3.5% 7/20/2043	13,702	12,742
Ginnie Mae I Pool 3.5% 7/20/2046	144,665	134,299
Ginnie Mae I Pool 4% 1/15/2041	9,478	9,129
Ginnie Mae I Pool 4% 1/15/2047	5,976	5,678
Ginnie Mae I Pool 4% 1/15/2047	6,818	6,479
Ginnie Mae I Pool 4% 1/15/2047	2,087	1,983
Ginnie Mae I Pool 4% 1/15/2047	4,380	4,162
Ginnie Mae I Pool 4% 10/15/2040	9,136	8,804
Ginnie Mae I Pool 4% 10/15/2040	9,573	9,227
Ginnie Mae I Pool 4% 10/15/2040	9,992	9,629
Ginnie Mae I Pool 4% 10/15/2041	3,358	3,231
Ginnie Mae I Pool 4% 10/15/2041	19,331	18,598
Ginnie Mae I Pool 4% 10/15/2041	9,658	9,300
Ginnie Mae I Pool 4% 10/15/2041	5,207	5,015
Ginnie Mae I Pool 4% 10/15/2041	6,554	6,312
Ginnie Mae I Pool 4% 10/20/2042	31,441	30,087
Ginnie Mae I Pool 4% 10/20/2052	1,873,501	1,765,560
Ginnie Mae I Pool 4% 11/15/2040	2,453	2,363
Ginnie Mae I Pool 4% 11/15/2041	16,707	16,086
Ginnie Mae I Pool 4% 12/15/2040	1,182	1,141
Ginnie Mae I Pool 4% 12/15/2041	9,196	8,853
Ginnie Mae I Pool 4% 12/15/2041	5,149	4,953
Ginnie Mae I Pool 4% 2/15/2042	2,492	2,399
Ginnie Mae I Pool 4% 2/15/2045	7,912	7,568
Ginnie Mae I Pool 4% 3/15/2040	38,712	37,316
Ginnie Mae I Pool 4% 3/15/2041	19,350	18,649
Ginnie Mae I Pool 4% 3/15/2042	8,782	8,449
Ginnie Mae I Pool 4% 4/15/2046	54,323	51,958
Ginnie Mae I Pool 4% 4/20/2048	6,817	6,454
Ginnie Mae I Pool 4% 4/20/2048	7,435	7,039
Ginnie Mae I Pool 4% 5/15/2045	7,390	7,057
Ginnie Mae I Pool 4% 5/20/2049	14,437	13,623
Ginnie Mae I Pool 4% 6/15/2045	1,976	1,887
Ginnie Mae I Pool 4% 7/15/2045	5,387	5,144
Ginnie Mae I Pool 4% 7/15/2046	4,978	4,740
Ginnie Mae I Pool 4% 8/15/2039	1,459	1,408
Ginnie Mae I Pool 4% 9/15/2041	8,133	7,829
Ginnie Mae I Pool 4.5% 12/15/2039	2,109	2,077
Ginnie Mae I Pool 4.5% 2/15/2040	4,855	4,779
Ginnie Mae I Pool 4.5% 2/15/2040	3,414	3,362
Ginnie Mae I Pool 4.5% 3/15/2040	11,550	11,370
Ginnie Mae I Pool 4.5% 3/15/2041	27,424	26,965
Ginnie Mae I Pool 4.5% 4/15/2040	4,856	4,781
Ginnie Mae I Pool 4.5% 4/20/2053	1,128,169	1,089,909
Ginnie Mae I Pool 4.5% 5/15/2039	974	959
Ginnie Mae I Pool 4.5% 5/15/2040	6,229	6,131
Ginnie Mae I Pool 4.5% 6/15/2039	3,212	3,164
Ginnie Mae I Pool 4.5% 6/15/2039	3,064	3,017
Ginnie Mae I Pool 4.5% 6/15/2040	6,627	6,523
Ginnie Mae I Pool 4.5% 6/15/2040	3,203	3,153
Ginnie Mae I Pool 4.5% 6/15/2040	12,918	12,716
Ginnie Mae I Pool 4.5% 6/15/2040	2,760	2,717
Ginnie Mae I Pool 4.5% 6/15/2040	2,663	2,621
Ginnie Mae I Pool 4.5% 6/15/2040	22,134	21,784
Ginnie Mae I Pool 4.5% 6/15/2040	3,247	3,197
Ginnie Mae I Pool 4.5% 6/15/2041	41,622	40,937
Ginnie Mae I Pool 4.5% 7/15/2039	3,008	2,962
Ginnie Mae I Pool 4.5% 7/15/2040	10,392	10,229
Ginnie Mae I Pool 4.5% 7/15/2040	6,504	6,403
Ginnie Mae I Pool 4.5% 7/15/2040	4,480	4,409
Ginnie Mae I Pool 4.5% 7/15/2040	8,369	8,237
Ginnie Mae I Pool 4.5% 7/15/2040	5,128	5,047
Ginnie Mae I Pool 4.5% 7/15/2040	4,616	4,543
Ginnie Mae I Pool 4.5% 8/15/2039	13,696	13,486
Ginnie Mae I Pool 4.5% 8/15/2039	17,503	17,234
Ginnie Mae I Pool 4.5% 8/15/2039	5,570	5,483
Ginnie Mae I Pool 4.5% 8/15/2039	26,953	26,538
Ginnie Mae I Pool 4.5% 9/15/2039	4,987	4,910
Ginnie Mae I Pool 4.5% 9/15/2039	2,466	2,428
Ginnie Mae I Pool 5% 10/15/2039	1,954	1,959
Ginnie Mae I Pool 5% 12/15/2039	1,685	1,690
Ginnie Mae I Pool 5% 4/15/2040	13,082	13,117
Ginnie Mae I Pool 5% 4/15/2040	16,819	16,865
Ginnie Mae I Pool 5% 4/15/2041	3,006	3,015
Ginnie Mae I Pool 5% 4/20/2048	161,880	163,600
Ginnie Mae I Pool 5% 5/15/2039	2,115	2,121
Ginnie Mae I Pool 5% 5/15/2039	4,251	4,261
Ginnie Mae I Pool 5% 6/15/2040	38,878	38,986
Ginnie Mae I Pool 5% 7/15/2039	3,847	3,856
Ginnie Mae I Pool 5% 8/15/2039	1,719	1,724
Ginnie Mae I Pool 5% 8/15/2040	2,777	2,785
Ginnie Mae I Pool 5% 8/15/2040	2,661	2,669
Ginnie Mae I Pool 5% 8/15/2040	3,058	3,067
Ginnie Mae I Pool 5% 9/15/2039	10,907	10,934
Ginnie Mae I Pool 5% 9/15/2039	1,522	1,526
Ginnie Mae I Pool 5% 9/15/2041	28,815	28,892
Ginnie Mae I Pool 5.47% 8/20/2059 (c)(l)	176	171
Ginnie Mae I Pool 5.5% 1/15/2039	1,708	1,735
Ginnie Mae I Pool 5.5% 10/15/2035	1,344	1,361
Ginnie Mae I Pool 5.5% 9/15/2039	5,785	5,876
Ginnie Mae I Pool 5.5% 9/15/2039	8,562	8,698
Ginnie Mae I Pool 6% 5/15/2040	23,360	24,140
Ginnie Mae I Pool 6% 6/15/2036	153,637	157,951
Ginnie Mae I Pool 6.5% 9/15/2034	390	401
Ginnie Mae I Pool 7% 1/15/2032	185	190
Ginnie Mae I Pool 7% 10/15/2028	86	87
Ginnie Mae I Pool 7% 11/15/2031	81	83
Ginnie Mae I Pool 7% 4/15/2028	32	32
Ginnie Mae I Pool 7% 4/15/2032	31	32
Ginnie Mae I Pool 7% 4/20/2032	2,085	2,153
Ginnie Mae I Pool 7% 6/15/2028	36	36
Ginnie Mae I Pool 7% 6/15/2031	326	333
Ginnie Mae I Pool 7% 7/15/2028	40	41
Ginnie Mae I Pool 7% 8/15/2032	41	42
Ginnie Mae I Pool 7% 9/15/2028	38	39
Ginnie Mae I Pool 7.5% 1/15/2031	14	14
Ginnie Mae I Pool 7.5% 3/15/2028	622	635
Ginnie Mae I Pool 7.5% 4/15/2027	28	28
Ginnie Mae I Pool 7.5% 6/15/2027	50	51
Ginnie Mae I Pool 7.5% 8/15/2027	4	4
Ginnie Mae I Pool 7.5% 8/15/2028	17	17
Ginnie Mae I Pool 7.5% 9/15/2027	101	103
Ginnie Mae I Pool 8% 7/15/2025	1	1
Ginnie Mae I Pool 8% 7/15/2027	12	12
Ginnie Mae I Pool 8.5% 7/15/2030	19	19
Ginnie Mae I Pool 8.5% 8/15/2029	11	11
Ginnie Mae II Pool 2% 1/1/2055 (e)	29,025,000	23,886,669
Ginnie Mae II Pool 2% 1/20/2051	759,015	625,203
Ginnie Mae II Pool 2% 1/20/2052	4,795,061	3,942,964
Ginnie Mae II Pool 2% 10/20/2050	9,303,204	7,658,719
Ginnie Mae II Pool 2% 11/20/2050	2,407,532	1,981,963
Ginnie Mae II Pool 2% 12/1/2054 (e)	52,000,000	42,753,750
Ginnie Mae II Pool 2% 12/20/2050	4,513,699	3,715,127
Ginnie Mae II Pool 2% 2/20/2051	1,051,881	865,780
Ginnie Mae II Pool 2% 2/20/2052	32,633,541	26,834,463
Ginnie Mae II Pool 2% 3/20/2052	851,119	699,872
Ginnie Mae II Pool 2% 4/20/2051	92,728	76,264
Ginnie Mae II Pool 2% 4/20/2052	183,451	150,852
Ginnie Mae II Pool 2.5% 12/1/2054 (e)	21,000,000	17,955,000
Ginnie Mae II Pool 2.5% 12/20/2050	167,483	143,623
Ginnie Mae II Pool 2.5% 12/20/2051	27,485	23,514
Ginnie Mae II Pool 2.5% 2/20/2052	608,438	520,333
Ginnie Mae II Pool 2.5% 4/20/2052	12,582,938	10,762,833
Ginnie Mae II Pool 2.5% 5/20/2052	13,337,484	11,408,235
Ginnie Mae II Pool 2.5% 6/20/2051	615,469	526,635
Ginnie Mae II Pool 2.5% 7/20/2051	1,449,455	1,240,247
Ginnie Mae II Pool 3% 1/1/2055 (e)	27,050,000	23,995,252
Ginnie Mae II Pool 3% 1/20/2032	471,955	454,448
Ginnie Mae II Pool 3% 1/20/2043	150,669	136,615
Ginnie Mae II Pool 3% 10/20/2031	152,941	147,360
Ginnie Mae II Pool 3% 10/20/2043	12,216	11,050
Ginnie Mae II Pool 3% 11/20/2031	164,997	158,925
Ginnie Mae II Pool 3% 12/1/2054 (e)	51,075,000	45,281,180
Ginnie Mae II Pool 3% 12/20/2031	250,308	241,099
Ginnie Mae II Pool 3% 12/20/2042	13,175	11,949
Ginnie Mae II Pool 3% 2/20/2031	20,381	19,696
Ginnie Mae II Pool 3% 3/20/2031	41,889	40,467
Ginnie Mae II Pool 3% 4/20/2031	156,873	151,496
Ginnie Mae II Pool 3% 5/20/2031	325,532	314,267
Ginnie Mae II Pool 3% 7/20/2031	4,274	4,123
Ginnie Mae II Pool 3% 8/20/2031	50,150	48,367
Ginnie Mae II Pool 3% 9/20/2031	20,137	19,415
Ginnie Mae II Pool 3.5% 1/1/2055 (e)	20,825,000	19,046,741
Ginnie Mae II Pool 3.5% 11/20/2041	62,613	58,591
Ginnie Mae II Pool 3.5% 11/20/2054	5,299,600	4,843,665
Ginnie Mae II Pool 3.5% 12/1/2054 (e)	38,325,000	35,034,439
Ginnie Mae II Pool 3.5% 12/20/2041	26,872	25,146
Ginnie Mae II Pool 3.5% 2/20/2043	12,098	11,288
Ginnie Mae II Pool 3.5% 3/20/2043	14,909	13,911
Ginnie Mae II Pool 3.5% 3/20/2044	2,267	2,110
Ginnie Mae II Pool 3.5% 4/20/2043	16,214	15,125
Ginnie Mae II Pool 3.5% 5/20/2043	154,132	143,121
Ginnie Mae II Pool 3.5% 6/20/2043	30,252	28,210
Ginnie Mae II Pool 3.5% 9/20/2043	179,339	167,095
Ginnie Mae II Pool 4% 1/20/2042	8,066	7,724
Ginnie Mae II Pool 4% 10/20/2040	8,712	8,355
Ginnie Mae II Pool 4% 10/20/2041	145,459	139,322
Ginnie Mae II Pool 4% 10/20/2044	87,053	83,048
Ginnie Mae II Pool 4% 11/20/2040	109,329	104,833
Ginnie Mae II Pool 4% 11/20/2041	4,821	4,618
Ginnie Mae II Pool 4% 11/20/2044	186,716	178,109
Ginnie Mae II Pool 4% 12/1/2054 (e)	18,200,000	17,119,375
Ginnie Mae II Pool 4% 12/20/2044	5,056	4,822
Ginnie Mae II Pool 4% 2/20/2041	2,344	2,247
Ginnie Mae II Pool 4% 3/20/2041	9,104	8,728
Ginnie Mae II Pool 4% 3/20/2047	344,317	327,277
Ginnie Mae II Pool 4% 4/20/2042	28,967	27,729
Ginnie Mae II Pool 4% 5/20/2046	26,438	25,155
Ginnie Mae II Pool 4% 6/20/2045	84,628	80,651
Ginnie Mae II Pool 4% 7/20/2044	4,693	4,478
Ginnie Mae II Pool 4% 8/20/2043	10,654	10,179
Ginnie Mae II Pool 4% 8/20/2044	12,073	11,521
Ginnie Mae II Pool 4% 8/20/2045	276,988	263,972
Ginnie Mae II Pool 4% 9/20/2040	39,550	37,925
Ginnie Mae II Pool 4.5% 1/20/2041	10,101	9,977
Ginnie Mae II Pool 4.5% 10/20/2039	1,421	1,374
Ginnie Mae II Pool 4.5% 10/20/2040	2,130	2,104
Ginnie Mae II Pool 4.5% 10/20/2040	21,051	20,350
Ginnie Mae II Pool 4.5% 11/20/2040	2,134	2,108
Ginnie Mae II Pool 4.5% 11/20/2040	8,369	8,083
Ginnie Mae II Pool 4.5% 12/1/2054 (e)	3,000,000	2,895,000
Ginnie Mae II Pool 4.5% 12/20/2039	7,960	7,698
Ginnie Mae II Pool 4.5% 12/20/2040	4,354	4,206
Ginnie Mae II Pool 4.5% 2/20/2041	35,900	35,458
Ginnie Mae II Pool 4.5% 2/20/2041	426	411
Ginnie Mae II Pool 4.5% 3/20/2036	733	724
Ginnie Mae II Pool 4.5% 3/20/2041	2,364	2,335
Ginnie Mae II Pool 4.5% 4/20/2040	3,750	3,624
Ginnie Mae II Pool 4.5% 4/20/2041	22,088	21,816
Ginnie Mae II Pool 4.5% 5/20/2040	2,491	2,461
Ginnie Mae II Pool 4.5% 5/20/2041	93,383	92,230
Ginnie Mae II Pool 4.5% 5/20/2054	2,982,095	2,877,700
Ginnie Mae II Pool 4.5% 6/20/2033	407	403
Ginnie Mae II Pool 4.5% 6/20/2039	1,573	1,522
Ginnie Mae II Pool 4.5% 6/20/2040	3,664	3,544
Ginnie Mae II Pool 4.5% 6/20/2041	58,439	57,716
Ginnie Mae II Pool 4.5% 7/20/2039	370	363
Ginnie Mae II Pool 4.5% 7/20/2040	4,115	4,065
Ginnie Mae II Pool 4.5% 7/20/2040	322	312
Ginnie Mae II Pool 4.5% 9/20/2040	22,125	21,854
Ginnie Mae II Pool 5% 12/1/2054 (e)	17,725,000	17,475,742
Ginnie Mae II Pool 5% 9/20/2033	17,449	17,514
Ginnie Mae II Pool 5.5% 1/1/2055 (e)	17,025,000	17,034,975
Ginnie Mae II Pool 5.5% 12/1/2054 (e)	43,625,000	43,682,938
Ginnie Mae II Pool 6% 1/1/2055 (e)	46,700,000	47,152,406
Ginnie Mae II Pool 6% 11/20/2031	489	500
Ginnie Mae II Pool 6% 12/1/2054 (e)	76,300,000	77,098,769
Ginnie Mae II Pool 6% 5/20/2032	2,352	2,406
Ginnie Mae II Pool 6.5% 1/1/2055 (e)	12,000,000	12,195,469
Ginnie Mae II Pool 6.5% 11/20/2031	87	88
Ginnie Mae II Pool 6.5% 12/1/2054 (e)	32,400,000	32,941,689
Ginnie Mae II Pool 6.5% 3/20/2031	108	110
Ginnie Mae II Pool 7% 2/20/2032	635	657
Ginnie Mae II Pool 7% 3/20/2032	314	325
Uniform Mortgage Backed Securities 2% 1/1/2055 (e)	96,275,000	77,279,490
Uniform Mortgage Backed Securities 2% 12/1/2039 (e)	5,275,000	4,729,779
Uniform Mortgage Backed Securities 2% 12/1/2054 (e)	207,825,000	166,617,211
Uniform Mortgage Backed Securities 2.5% 1/1/2055 (e)	26,000,000	21,786,172
Uniform Mortgage Backed Securities 2.5% 12/1/2054 (e)	60,650,000	50,775,422
Uniform Mortgage Backed Securities 3% 1/1/2055 (e)	700,000	610,422
Uniform Mortgage Backed Securities 3% 12/1/2054 (e)	20,875,000	18,188,974
Uniform Mortgage Backed Securities 3.5% 12/1/2054 (e)	31,100,000	28,181,946
Uniform Mortgage Backed Securities 4% 12/1/2054 (e)	9,400,000	8,794,875
Uniform Mortgage Backed Securities 4.5% 12/1/2054 (e)	14,950,000	14,359,009
Uniform Mortgage Backed Securities 6% 12/1/2054 (e)	42,150,000	42,657,115
Uniform Mortgage Backed Securities 6.5% 1/1/2055 (e)	21,775,000	22,293,008
Uniform Mortgage Backed Securities 6.5% 12/1/2054 (e)	38,025,000	38,934,033
TOTAL UNITED STATES		1,677,346,637
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,674,332,743)		1,677,346,637

U.S. Treasury Obligations - 37.1%
	Yield (%) (x)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.03	8,834,000	5,610,970
US Treasury Bonds 1.125% 8/15/2040	4.86	578,000	363,892
US Treasury Bonds 1.75% 8/15/2041	1.94 to 2.00	11,769,000	8,036,480
US Treasury Bonds 1.875% 11/15/2051	1.91 to 2.15	34,881,000	20,778,721
US Treasury Bonds 2% 11/15/2041	2.08 to 3.20	11,400,000	8,069,508
US Treasury Bonds 2% 8/15/2051	1.95 to 2.14	24,514,000	15,116,328
US Treasury Bonds 2.25% 2/15/2052	2.29 to 2.99	24,090,000	15,738,486
US Treasury Bonds 2.25% 8/15/2046	4.93	73,000	49,976
US Treasury Bonds 2.875% 5/15/2052	3.13 to 4.81	23,593,000	17,715,947
US Treasury Bonds 3% 2/15/2047	1.15 to 1.19	17,645,000	13,838,229
US Treasury Bonds 3.25% 5/15/2042	3.39 to 4.91	9,900,000	8,464,887
US Treasury Bonds 3.625% 2/15/2053 (v)	3.65 to 4.80	15,123,000	13,179,458
US Treasury Bonds 3.625% 5/15/2053	3.89 to 4.80	19,116,000	16,675,723
US Treasury Bonds 3.875% 5/15/2043	4.92	1,812,000	1,676,695
US Treasury Bonds 4.125% 8/15/2044 (s)	4.18 to 4.62	3,680,000	3,502,900
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	28,401,000	27,095,220
US Treasury Bonds 4.25% 2/15/2054	4.17 to 4.68	167,261,000	163,366,955
US Treasury Bonds 4.25% 8/15/2054 (s)	3.96 to 4.39	140,900,000	137,795,797
US Treasury Bonds 4.375% 8/15/2043	4.91	1,251,000	1,237,513
US Treasury Bonds 4.5% 11/15/2054	4.60	30,000,000	30,628,125
US Treasury Bonds 4.5% 2/15/2044	4.62 to 4.90	1,270,000	1,273,373
US Treasury Bonds 4.625% 5/15/2044	4.07 to 4.65	1,375,000	1,400,566
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.55	105,000,000	109,150,781
US Treasury Bonds 6.25% 5/15/2030	4.72	2,216,000	2,446,256
US Treasury Notes 1% 7/31/2028 (v)	4.75	2,120,000	1,896,903
US Treasury Notes 2.75% 4/30/2027	2.72	700,000	677,824
US Treasury Notes 2.875% 4/30/2029	2.77 to 4.50	5,411,700	5,144,075
US Treasury Notes 2.875% 5/15/2032	2.96 to 4.70	3,200,400	2,939,492
US Treasury Notes 3.5% 9/30/2029	3.63 to 3.91	383,100,000	373,193,272
US Treasury Notes 3.625% 3/31/2030	4.30 to 4.71	525,000	512,921
US Treasury Notes 3.625% 9/30/2031	3.62 to 4.23	233,570,000	226,562,900
US Treasury Notes 3.75% 12/31/2028	4.04 to 4.73	190,000	187,395
US Treasury Notes 3.75% 12/31/2030	4.05 to 4.70	617,000	604,708
US Treasury Notes 3.75% 5/31/2030	3.74 to 4.71	3,656,000	3,590,592
US Treasury Notes 3.75% 8/31/2031	3.52 to 3.74	122,370,000	119,602,334
US Treasury Notes 3.875% 8/15/2033	4.24 to 4.68	25,616,000	25,036,638
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.28	180,610,000	175,996,029
US Treasury Notes 4% 1/15/2027	4.14 to 4.17	2,670,000	2,660,509
US Treasury Notes 4% 1/31/2029	4.72	1,812,000	1,803,931
US Treasury Notes 4% 2/15/2034	3.83 to 4.67	13,083,000	12,885,733
US Treasury Notes 4% 2/28/2030	3.85 to 4.71	326,000	324,332
US Treasury Notes 4% 2/29/2028	4.20	600,000	597,703
US Treasury Notes 4% 6/30/2028 (v)	3.96 to 3.97	7,000,000	6,972,930
US Treasury Notes 4% 7/31/2029	3.79 to 3.80	10,000,000	9,958,327
US Treasury Notes 4.125% 2/15/2027	4.45 to 4.49	8,300,000	8,290,922
US Treasury Notes 4.125% 3/31/2031	4.33 to 4.70	80,315,000	80,283,627
US Treasury Notes 4.125% 7/31/2031	3.59 to 4.12	107,000,000	106,934,463
US Treasury Notes 4.25% 11/15/2034	4.47	100,000,000	100,453,125
US Treasury Notes 4.25% 2/28/2029	4.29 to 4.71	1,602,000	1,610,385
US Treasury Notes 4.25% 2/28/2031	4.14 to 4.31	37,520,000	37,761,828
US Treasury Notes 4.25% 3/15/2027	4.42	60,000	60,114
US Treasury Notes 4.25% 6/30/2031	4.13 to 4.45	46,540,000	46,852,691
US Treasury Notes 4.375% 11/30/2028	4.73	1,079,000	1,089,200
US Treasury Notes 4.375% 5/15/2034	3.79 to 4.55	4,659,000	4,722,333
US Treasury Notes 4.5% 11/15/2033	3.95 to 4.68	132,200,000	135,231,305
US Treasury Notes 4.5% 5/31/2029	4.28	1,860,000	1,890,443
US Treasury Notes 4.625% 2/28/2025	4.23	1,500,000	1,500,264
US Treasury Notes 4.625% 4/30/2029	4.40 to 4.72	6,030,000	6,154,604
US Treasury Notes 4.625% 4/30/2031	4.35 to 4.71	147,000,000	151,053,984
US Treasury Notes 4.625% 9/30/2028	3.83	168,000	170,953
US Treasury Notes 4.625% 9/30/2030	4.71	160,000	164,119
US Treasury Notes 4.875% 10/31/2028	4.83	732,000	751,730
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,347,717,134)			2,279,337,424

Money Market Funds - 6.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (y)	4.64	263,674,908	263,727,643
Fidelity Securities Lending Cash Central Fund (y)(z)	4.64	145,213,134	145,227,655
TOTAL MONEY MARKET FUNDS (Cost $408,954,553)			408,955,298

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.05% and receive annually a floating rate based on the US SOFR Index, expiring April 2034	4/23/29	3,800,000	120,609
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	9,300,000	345,686
Option on an interest rate swap with Citibank NA to receive annually a floating rate based on the US SOFR Index and pay a fixed rate of 3.694%, expiring December 2033	12/12/28	5,500,000	195,608
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the US SOFR Index, expiring March 2034	3/19/29	4,200,000	150,085
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	1,500,000	55,799
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	6,800,000	257,814
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.79% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	5,100,000	190,492
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	9,500,000	107,022
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.92% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	9,900,000	351,933
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.53% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/01/29	8,400,000	341,852
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.386% and receive annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	15,700,000	640,005
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.455% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	9,500,000	402,156
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	5,200,000	187,550

TOTAL PUT SWAPTIONS			3,346,611
Call Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.05% and pay annually a floating rate based on the US SOFR Index, expiring April 2034	4/23/29	3,800,000	181,654
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.805% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	9,300,000	395,618
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.694% and pay a floating rate based on the US SOFR Index, expiring December 2033	12/12/28	5,500,000	211,873
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the US SOFR Index, expiring March 2034	3/19/29	4,200,000	170,403
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	1,500,000	63,337
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	6,800,000	281,093
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.79% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	5,100,000	214,969
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	9,500,000	213,316
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.92% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	9,900,000	447,338
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.53% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/01/29	8,400,000	303,447
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.386% and pay annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	15,700,000	289,596
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.455% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	9,500,000	330,089
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	5,200,000	228,240

TOTAL CALL SWAPTIONS			3,330,973
TOTAL PURCHASED SWAPTIONS (Cost $7,327,991)			6,677,584

TOTAL INVESTMENT IN SECURITIES - 118.1% (Cost $7,303,001,868)	7,250,948,312
NET OTHER ASSETS (LIABILITIES) - (18.1)% (w)	(1,110,761,468)
NET ASSETS - 100.0%	6,140,186,844

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 12/1/2054	(29,025,000)	(23,863,992)
Ginnie Mae II Pool 3% 12/1/2054	(42,575,000)	(37,745,398)
Ginnie Mae II Pool 3.5% 12/1/2054	(43,625,000)	(39,879,384)
Ginnie Mae II Pool 5.5% 12/1/2054	(36,050,000)	(36,097,878)
Ginnie Mae II Pool 6% 12/1/2054	(63,600,000)	(64,265,816)
Ginnie Mae II Pool 6.5% 12/1/2054	(24,000,000)	(24,401,251)
Uniform Mortgage Backed Securities 2% 12/1/2039	(5,275,000)	(4,729,779)
Uniform Mortgage Backed Securities 2% 12/1/2054	(147,525,000)	(118,273,566)
Uniform Mortgage Backed Securities 2.5% 1/1/2055	(4,300,000)	(3,603,098)
Uniform Mortgage Backed Securities 2.5% 12/1/2054	(60,650,000)	(50,775,422)
Uniform Mortgage Backed Securities 3% 12/1/2054	(9,100,000)	(7,929,086)
Uniform Mortgage Backed Securities 3.5% 12/1/2054	(23,825,000)	(21,589,546)
Uniform Mortgage Backed Securities 4% 12/1/2054	(16,800,000)	(15,718,500)
Uniform Mortgage Backed Securities 4.5% 12/1/2054	(4,525,000)	(4,346,121)
Uniform Mortgage Backed Securities 5% 12/1/2054	(12,300,000)	(12,068,414)
Uniform Mortgage Backed Securities 5.5% 12/1/2054	(5,400,000)	(5,392,407)
Uniform Mortgage Backed Securities 6% 12/1/2054	(23,550,000)	(23,833,335)
Uniform Mortgage Backed Securities 6.5% 12/1/2054	(30,375,000)	(31,101,151)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(525,614,144)

TOTAL TBA SALE COMMITMENTS (Proceeds $519,762,458)		(525,614,144)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	12	Dec 2024	886,524	(30,782)	(30,782)
CBOT 10-Year U.S. Treasury Note Contracts (United States)	32	Mar 2025	3,558,000	48,454	48,454
CBOT 2-Year U.S. Treasury Note Contracts (United States)	694	Mar 2025	143,039,906	352,678	352,678
CBOT 5-Year U.S. Treasury Note Contracts (United States)	124	Mar 2025	13,342,594	109,300	109,300
CBOT Long Term U.S. Treasury Bond Contracts (United States)	133	Mar 2025	15,893,500	426,248	426,248
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	10	Mar 2025	1,147,969	21,700	21,700
TME 10 Year Canadian Note Contracts (Canada)	28	Mar 2025	2,463,512	52,765	52,765

TOTAL PURCHASED					980,363

Sold

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	246	Mar 2025	27,352,125	(192,375)	(192,375)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	59	Mar 2025	6,348,492	(52,633)	(52,633)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	1	Mar 2025	127,188	(4,896)	(4,896)
ICE Long Gilt Contracts (United Kingdom)	9	Mar 2025	1,098,137	(16,206)	(16,206)

TOTAL SOLD					(266,110)

TOTAL FUTURES CONTRACTS					714,253
The notional amount of futures purchased as a percentage of Net Assets is 2.9%
The notional amount of futures sold as a percentage of Net Assets is 0.5%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	52,000	USD	56,271	BNP Paribas SA	12/05/24	(1,315)
GBP	68,000	USD	85,069	BNP Paribas SA	12/05/24	1,458
USD	308,474	CAD	415,000	BNP Paribas SA	12/05/24	12,032
USD	77,096	CAD	104,000	BNP Paribas SA	12/05/24	2,807
USD	55,191	CAD	75,000	BNP Paribas SA	12/05/24	1,617
USD	1,275,357	EUR	1,140,000	BNP Paribas SA	12/05/24	70,551
USD	42,923	EUR	39,000	BNP Paribas SA	12/05/24	1,706
USD	415,144	EUR	393,000	BNP Paribas SA	12/05/24	(197)
EUR	261,000	USD	289,916	Bank of America NA	12/05/24	(14,079)
EUR	59,000	USD	64,046	Bank of America NA	12/05/24	(1,692)
USD	17,066	AUD	26,000	Bank of America NA	12/05/24	107
USD	342,076	EUR	313,000	Bank of America NA	12/05/24	11,283
USD	125,866	EUR	119,000	Bank of America NA	12/05/24	101
EUR	965,000	USD	1,059,052	Brown Brothers Harriman & Co	12/05/24	(39,194)
EUR	459,000	USD	501,074	Brown Brothers Harriman & Co	12/05/24	(15,981)
GBP	89,000	USD	115,582	Brown Brothers Harriman & Co	12/05/24	(2,334)
USD	67,732	EUR	63,000	Canadian Imperial Bank of Commerce	12/05/24	1,150
GBP	52,000	USD	66,954	Citibank NA	12/05/24	(787)
USD	918,132	CAD	1,284,000	Citibank NA	12/05/24	947
USD	51,465,810	EUR	45,913,000	Citibank NA	12/05/24	2,942,772
USD	74,230	EUR	67,000	Citibank NA	12/05/24	3,421
USD	72,733	EUR	67,000	Citibank NA	12/05/24	1,924
USD	67,999	GBP	52,000	Citibank NA	12/05/24	1,832
CAD	95,000	USD	68,249	JPMorgan Chase Bank NA	12/05/24	(389)
EUR	258,000	USD	280,490	JPMorgan Chase Bank NA	12/05/24	(7,823)
EUR	694,000	USD	734,536	JPMorgan Chase Bank NA	12/05/24	(1,083)
USD	62,703	EUR	57,000	JPMorgan Chase Bank NA	12/05/24	2,463
USD	107,709	EUR	102,000	JPMorgan Chase Bank NA	12/05/24	(90)
USD	19,880,840	GBP	14,841,000	Goldman Sachs Bank USA/New York NY	12/05/24	996,429
USD	46,413	AUD	67,000	Royal Bank of Canada	12/05/24	2,711
USD	420,127	JPY	65,050,000	Royal Bank of Canada	12/05/24	(14,791)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						3,955,556
Unrealized Appreciation						4,055,311
Unrealized Depreciation						(99,755)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
BMW Finance NV 0.75% 7/13/2026		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	1,450,000	(30,189)	28,975	(1,214)
Heidelberg Materials AG 3.75% 5/31/2032		Dec 2029	BNP Paribas SA	(5%)	Quarterly	EUR	670,000	(150,302)	144,371	(5,931)
Generali 4.125% 5/4/2026		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	600,000	2,276	(6,738)	(4,462)
AXA SA 8.6% 12/15/2030		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	900,000	(6,848)	5,932	(916)
Societe Generale SA 2.625% 2/27/2025		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	600,000	10,237	(16,724)	(6,487)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		40,000	6,188	(10,393)	(4,205)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		160,000	24,752	(45,660)	(20,908)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		200,000	30,939	(58,787)	(27,848)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		460,000	71,161	(133,213)	(62,052)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		130,000	20,111	(31,437)	(11,326)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		60,000	9,282	(14,230)	(4,948)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		150,000	23,205	(37,950)	(14,745)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		600,000	92,818	(115,050)	(22,232)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		400,000	45,839	(56,654)	(10,815)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		200,000	22,920	(24,443)	(1,523)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		500,000	57,299	(64,107)	(6,808)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		700,000	108,288	(108,895)	(607)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		600,000	68,759	(69,551)	(792)
Intesa Sanpaolo SpA 6.184% 2/20/2034		Dec 2029	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	620,000	6,725	(14,285)	(7,560)
UniCredit SpA 5.375% 4/16/2034		Dec 2029	Goldman Sachs Bank USA/New York NY	(1%)	Quarterly	EUR	500,000	5,668	(11,903)	(6,235)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly		90,000	13,923	(26,920)	(12,997)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly		70,000	10,829	(19,538)	(8,709)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly		140,000	21,658	(38,743)	(17,085)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	JP Morgan Securities LLC	(3%)	Monthly		400,000	45,839	(52,258)	(6,419)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		170,000	26,299	(42,488)	(16,189)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		190,000	29,392	(44,996)	(15,604)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		130,000	20,111	(31,759)	(11,648)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		190,000	29,392	(46,645)	(17,253)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		150,000	23,205	(35,055)	(11,850)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		140,000	21,658	(31,839)	(10,181)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		100,000	15,470	(16,525)	(1,055)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		300,000	46,409	(49,946)	(3,537)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		100,000	11,460	(13,819)	(2,359)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		200,000	22,920	(28,327)	(5,407)
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		40,000	73	(426)	(353)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		100,000	15,470	(24,156)	(8,686)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		190,000	29,392	(45,723)	(16,331)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		160,000	24,752	(41,593)	(16,841)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		140,000	21,658	(39,531)	(17,873)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		280,000	43,315	(62,206)	(18,891)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		80,000	12,376	(21,732)	(9,356)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly		150,000	17,190	(24,072)	(6,882)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly		300,000	34,379	(35,341)	(962)
Custom Index Swap on Markit Cmbx.Na.Bbb 15		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly		200,000	29,683	(30,373)	(690)

TOTAL BUY PROTECTION								985,981	(1,444,753)	(458,772)
Sell Protection
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		40,000	(73)	923	850
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		1,600,000	(27,659)	33,586	5,927
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		900,000	(15,558)	15,386	(172)
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,600,000	(27,659)	39,632	11,973
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		1,800,000	(23,200)	36,019	12,819
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		200,000	(3,457)	4,150	693
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		900,000	(15,558)	18,338	2,780
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		6,100,000	(78,624)	95,538	16,914
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,700,000	(46,674)	46,674	0

TOTAL SELL PROTECTION								(238,462)	290,246	51,784
TOTAL CREDIT DEFAULT SWAPS								747,519	(1,154,507)	(406,988)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2026	21,585,000	365,731	0	365,731
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2029	4,871,000	156,986	0	156,986
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2027	93,326,000	2,164,901	0	2,164,901
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2028	4,667,000	130,930	0	130,930
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2031	7,306,000	290,501	0	290,501
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2044	12,503,000	582,896	0	582,896
3.5%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Dec 2054	1,014,000	(85,933)	0	(85,933)
TOTAL INTEREST RATE SWAPS							3,606,012	0	3,606,012

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,139,947,380 or 18.6% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $420,785 and $407,741, respectively.

(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(l)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(m)	Level 3 security
(n)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $225,755 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(q)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $67,186,009 or 1.1% of net assets.

(r)	Non-income producing - Security is in default.
(s)	Security or a portion of the security is on loan at period end.
(t)	Security is perpetual in nature with no stated maturity date.
(u)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $501,125.

(v)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,738,030.
(w)	Includes $3,449,126 of cash collateral segregated to cover margin requirements for centrally cleared swaps.
(x)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(y)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(z)	Investment made with cash collateral received from securities on loan.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	332,837,506	1,041,011,687	1,110,121,550	4,111,237	-	-	263,727,643	0.5%
Fidelity Floating Rate Central Fund	245,326,654	105,817,036	-	5,816,540	-	2,842,853	353,986,543	22.3%
Fidelity Securities Lending Cash Central Fund	14,736,780	1,620,045,823	1,489,554,948	250,255	-	-	145,227,655	0.6%
Total	592,900,940	2,766,874,546	2,599,676,498	10,178,032	-	2,842,853	762,941,841

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.